UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies K6 Fund Fidelity® Growth Strategies K6 Fund : FSKGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 22	0.45%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$812,812,758
Number of Holdings	141
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.1
Industrials	26.4
Financials	12.8
Consumer Discretionary	11.7
Health Care	7.1
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Israel - 1.0
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.5
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.6
ROBLOX Corp Class A	2.0
Howmet Aerospace Inc	2.0
WW Grainger Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.7
Cloudflare Inc Class A	1.6
Fastenal Co	1.4
29.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915921.101    2952-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Company Fund Fidelity® Growth Company Fund Class K : FGCKX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.57%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$64,630,248,566
Number of Holdings	586
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.4
Consumer Discretionary	16.8
Communication Services	12.8
Health Care	9.9
Financials	5.1
Consumer Staples	3.5
Industrials	3.4
Materials	0.5
Energy	0.2
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 2.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Switzerland - 0.8
Netherlands - 0.6
China - 0.5
India - 0.5
Canada - 0.4
Finland - 0.2
Israel - 0.2
United Kingdom - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.0
Microsoft Corp	8.4
Apple Inc	7.5
Amazon.com Inc	7.2
Meta Platforms Inc Class A	4.1
Alphabet Inc Class A	3.6
Alphabet Inc Class C	2.2
Eli Lilly & Co	2.1
Netflix Inc	2.0
Tesla Inc	1.8
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915842.101    2090-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund : FDEGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 34	0.68%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915885.101    324-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class I : FGSJX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.72%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918424.100    7827-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class M : FGSGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.22%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918422.100    7825-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class A : FGSFX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.97%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918418.100    7824-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® New Millennium Fund® Fidelity® New Millennium Fund® : FMILX

This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 39	0.78%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$4,838,259,310
Number of Holdings	142
Portfolio Turnover	32%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.7
Financials	13.1
Industrials	12.4
Consumer Discretionary	11.7
Communication Services	9.8
Health Care	8.5
Consumer Staples	4.9
Energy	3.3
Real Estate	3.3
Materials	3.1
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 1.3
Italy - 1.1
Canada - 0.8
Germany - 0.7
Taiwan - 0.5
Netherlands - 0.5
Spain - 0.3
Brazil - 0.1
Congo Democratic Republic Of - 0.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
NVIDIA Corp	7.1
Apple Inc	5.2
Amazon.com Inc	4.1
Alphabet Inc Class A	3.0
Meta Platforms Inc Class A	3.0
Space Exploration Technologies Corp	2.3
Visa Inc Class A	2.2
Broadcom Inc	1.9
Netflix Inc	1.6
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915875.101    300-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Company Fund Fidelity® Growth Company Fund : FDGRX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 32	0.65%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$64,630,248,566
Number of Holdings	586
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.4
Consumer Discretionary	16.8
Communication Services	12.8
Health Care	9.9
Financials	5.1
Consumer Staples	3.5
Industrials	3.4
Materials	0.5
Energy	0.2
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 2.5
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Switzerland - 0.8
Netherlands - 0.6
China - 0.5
India - 0.5
Canada - 0.4
Finland - 0.2
Israel - 0.2
United Kingdom - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.0
Microsoft Corp	8.4
Apple Inc	7.5
Amazon.com Inc	7.2
Meta Platforms Inc Class A	4.1
Alphabet Inc Class A	3.6
Alphabet Inc Class C	2.2
Eli Lilly & Co	2.1
Netflix Inc	2.0
Tesla Inc	1.8
54.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915843.101    25-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund Class K : FAGKX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.61%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915884.101    2076-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Growth K6 Fund Fidelity® Equity Growth K6 Fund : FEGKX

This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 22	0.45%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$232,700,216
Number of Holdings	126
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.4
Consumer Discretionary	17.5
Health Care	14.1
Financials	11.1
Communication Services	9.9
Industrials	8.8
Consumer Staples	2.2
Materials	2.0
Energy	1.4
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.3
Taiwan - 2.3
China - 2.1
Brazil - 1.6
Canada - 1.2
Israel - 1.0
Belgium - 0.6
United Kingdom - 0.6
Netherlands - 0.4
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Amazon.com Inc	10.2
Microsoft Corp	5.8
Alphabet Inc Class A	4.8
Apple Inc	3.9
Mastercard Inc Class A	2.7
Boston Scientific Corp	2.6
Visa Inc Class A	2.5
Eli Lilly & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.3
47.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915923.101    7524-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund : FCGSX

This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$17,482,061,498
Number of Holdings	584
Portfolio Turnover	41%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.6
Consumer Discretionary	16.2
Communication Services	13.0
Health Care	9.7
Financials	5.1
Consumer Staples	3.5
Industrials	3.4
Materials	0.5
Energy	0.3
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 2.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Switzerland - 0.7
Netherlands - 0.6
India - 0.6
China - 0.5
Canada - 0.4
Finland - 0.2
Israel - 0.2
United Kingdom - 0.2
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.2
Microsoft Corp	8.3
Apple Inc	7.5
Amazon.com Inc	6.8
Meta Platforms Inc Class A	4.6
Alphabet Inc Class A	3.5
Alphabet Inc Class C	2.1
Eli Lilly & Co	2.0
Netflix Inc	2.0
Tesla Inc	1.8
54.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915917.101    2610-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class Z : FGSLX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918426.100    7828-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class C : FGSHX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.72%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	26.2
Financials	12.7
Consumer Discretionary	11.7
Health Care	7.2
Communication Services	4.1
Energy	2.8
Consumer Staples	2.3
Materials	2.0
Utilities	1.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Israel - 1.1
Brazil - 1.0
Korea (South) - 0.9
United Kingdom - 0.3
Germany - 0.2
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	8.4
Axon Enterprise Inc	4.5
AppLovin Corp Class A	3.5
ROBLOX Corp Class A	1.9
WW Grainger Inc	1.9
Howmet Aerospace Inc	1.9
Fair Isaac Corp	1.8
Ameriprise Financial Inc	1.6
Cloudflare Inc Class A	1.5
Fastenal Co	1.4
28.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918420.100    7826-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Growth Company K6 Fund Fidelity® Growth Company K6 Fund : FGKFX

This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 22	0.45%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$19,123,199,049
Number of Holdings	559
Portfolio Turnover	17%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.1
Consumer Discretionary	15.2
Communication Services	14.3
Health Care	10.0
Financials	5.0
Consumer Staples	3.5
Industrials	3.5
Materials	0.4
Energy	0.4
Real Estate	0.2
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 2.5
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Switzerland - 0.8
Netherlands - 0.6
China - 0.6
India - 0.5
Canada - 0.4
Finland - 0.2
Israel - 0.2
United Kingdom - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.2
Apple Inc	6.6
Meta Platforms Inc Class A	6.2
Microsoft Corp	6.2
Amazon.com Inc	5.8
Alphabet Inc Class A	3.8
Broadcom Inc	2.3
Eli Lilly & Co	2.1
Oracle Corp	2.0
Netflix Inc	1.9
53.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915922.101    3458-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Growth Company Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company Fund
Consolidated Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	4,574	5,919,030
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	430,673	78,192,324

TOTAL BELGIUM		78,192,324
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)(e)	1,302,902	15,759,954
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	297,659	17,421,981
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	108,112	12,473,963
IT Services - 0.3%
Shopify Inc Class A (c)	1,272,177	135,936,194
TOTAL INFORMATION TECHNOLOGY		148,410,157

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	119,159	14,059,570
Barrick Mining Corp	3,046,916	58,436,135
		72,495,705
TOTAL CANADA		254,087,797
CHINA - 0.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	610,661	69,517,648
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	1,193,738	37,375,937
Trip.com Group Ltd ADR	284,529	17,825,742
		55,201,679
TOTAL CONSUMER DISCRETIONARY		124,719,327

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	1,755,314	3,299,990
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd ADR (c)	627,301	154,052,580
Zai Lab Ltd ADR (c)	176,073	5,306,840
		159,359,420
TOTAL CHINA		287,378,737
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	54,867	8,934,542
Zealand Pharma A/S (c)	981,222	68,205,929
		77,140,471
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,688	1,479,192
TOTAL DENMARK		78,619,663
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR	27,763,178	144,923,789
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	1,769	54,192
DNA Script SAS (b)(c)(d)	463	14,163

TOTAL FRANCE		68,355
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	2,563	638,779
Birkenstock Holding Plc (c)(e)	215,156	11,571,090
		12,209,869
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	439,699	42,127,562
TOTAL GERMANY		54,337,431
INDIA - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	9,483,800	26,426,163
MakeMyTrip Ltd (c)(e)	731,705	74,363,179
		100,789,342
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	3,459,976	57,483,878
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	1,440,366	108,589,193
Financial Services - 0.0%
Jio Financial Services Ltd (c)	2,318,738	7,771,647
TOTAL FINANCIALS		116,360,840

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	2,269,100	9,498,305
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	4,120	1,938,996
TOTAL INDIA		286,071,361
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	2,324,125	10,667,734
Pharmaceuticals - 0.1%
GH Research PLC (c)	1,326,481	15,957,566
TOTAL HEALTH CARE		26,625,300

Information Technology - 0.0%
Software - 0.0%
Circle Internet Financial LLC	604,608	15,719,808
TOTAL IRELAND		42,345,108
ISRAEL - 0.2%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Oddity Tech Ltd Class A (c)	1,164,446	86,669,716
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	82,100	4,860,320
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (c)	82,305	12,259,330
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	60,209	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	110,757	1
		1
TOTAL INFORMATION TECHNOLOGY		12,259,331

TOTAL ISRAEL		103,789,367
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,973	3,056,499
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,882,777	43,353,578
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	539,729	13,682,130
Kioxia Holdings Corp (c)(e)	1,267,150	18,483,949
		32,166,079
TOTAL JAPAN		75,519,657
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	323,515	13,158,250
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	855,424	24,687,537
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	627,063	359,470,136
Pharmaceuticals - 0.0%
Pharvaris NV (c)	1,014,807	16,845,796
TOTAL HEALTH CARE		376,315,932

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	11,074	8,158,991
TOTAL NETHERLANDS		384,474,923
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)(e)	482,900	28,176,316
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	100	0
SWITZERLAND - 0.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
On Holding AG Class A (c)(e)	6,576,100	390,554,579
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	600,787	21,802,560
Idorsia Ltd (c)(e)	1,676,131	3,344,116
		25,146,676
Pharmaceuticals - 0.1%
Galderma Group AG	270,971	35,459,996
TOTAL HEALTH CARE		60,606,672

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,656	1,865,776
TOTAL SWITZERLAND		453,027,027
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	473,787	91,592,503
UNITED KINGDOM - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	997,227	54,772,864
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	6,744	5,937,418
TOTAL FINANCIALS		60,710,282

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	1,019,763	37,323,326
TOTAL UNITED KINGDOM		98,033,608
UNITED STATES - 93.4%
Communication Services - 12.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	437,892	19,249,732
Entertainment - 2.1%
Netflix Inc (c)	1,002,112	1,209,779,670
ROBLOX Corp Class A (c)	1,108,210	96,392,106
Roku Inc Class A (c)	294,377	21,330,557
Spotify Technology SA (c)	39,862	26,513,811
Walt Disney Co/The	18,765	2,121,195
		1,356,137,339
Interactive Media & Services - 10.2%
Alphabet Inc Class A	13,643,645	2,343,159,593
Alphabet Inc Class C	8,181,752	1,414,215,833
Epic Games Inc (b)(c)(d)	51,800	34,919,934
Meta Platforms Inc Class A	4,120,564	2,668,023,984
Pinterest Inc Class A (c)	603,618	18,778,556
Reddit Inc Class A (c)	342,756	38,508,637
Reddit Inc Class B (c)	289,383	32,512,180
Snap Inc Class A (c)	6,869,917	56,676,815
		6,606,795,532
Media - 0.0%
Comcast Corp Class A	493,176	17,049,094
Trade Desk Inc (The) Class A (c)	73,222	5,507,759
		22,556,853
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	942,785	228,342,527
TOTAL COMMUNICATION SERVICES		8,233,081,983

Consumer Discretionary - 15.5%
Automobiles - 1.8%
Neutron Holdings Inc (b)(c)(d)	1,546,251	96,795
Rad Power Bikes Inc (b)(c)(d)	1,182,568	106,431
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	985,838	187,309
Rivian Automotive Inc Class A (c)(e)	842,714	12,244,634
Tesla Inc (c)	3,364,879	1,165,795,979
		1,178,431,148
Broadline Retail - 7.6%
Amazon.com Inc (c)	22,292,407	4,570,166,360
Etsy Inc (c)	79,204	4,383,941
Ollie's Bargain Outlet Holdings Inc (c)	2,258,577	251,718,407
		4,826,268,708
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	2,391	1,242,388
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	243,993	31,475,097
Booking Holdings Inc	47,885	264,273,964
Brinker International Inc (c)	247,291	42,689,845
Cava Group Inc (c)	70,386	5,720,270
Chipotle Mexican Grill Inc (c)	2,064,401	103,385,202
DoorDash Inc Class A (c)	85,869	17,916,567
Expedia Group Inc Class A	18,031	3,006,669
Marriott International Inc/MD Class A1	348,613	91,974,568
McDonald's Corp	2,699	847,081
Shake Shack Inc Class A (c)	71,958	9,339,429
Sonder Holdings Inc Stage 1 rights (b)(c)	53,749	1
Sonder Holdings Inc Stage 2 rights (b)(c)	53,749	1
Sonder Holdings Inc Stage 3 rights (b)(c)	53,749	1
Sonder Holdings Inc Stage 4 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,748	0
Starbucks Corp	435,645	36,572,398
Viking Holdings Ltd (c)	266,421	11,893,033
Wingstop Inc	63,587	21,727,678
		640,821,804
Household Durables - 0.4%
DR Horton Inc	199,470	23,549,428
Garmin Ltd	597,727	121,320,649
Lennar Corp Class A	258,812	27,454,777
SharkNinja Inc (c)	853,553	78,467,127
Toll Brothers Inc	204,582	21,327,674
		272,119,655
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	797,519	5,662,385
Specialty Retail - 2.1%
Carvana Co Class A (c)	329,115	107,673,263
Dick's Sporting Goods Inc	468,648	84,047,332
Fanatics Inc Class A (b)(c)(d)	730,532	44,489,399
Floor & Decor Holdings Inc Class A (c)	223,666	16,034,616
Home Depot Inc/The	1,034,387	380,954,388
Lowe's Cos Inc	630,031	142,216,898
Restoration Hardware Inc (c)	63,907	11,574,197
Revolve Group Inc Class A (c)	1,943,952	40,045,411
Ross Stores Inc	191,113	26,773,020
TJX Cos Inc/The	2,751,399	349,152,533
Wayfair Inc Class A (c)	4,116,943	169,782,729
		1,372,743,786
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp (c)	5,224,287	551,266,764
Lululemon Athletica Inc (c)	2,843,845	900,560,396
NIKE Inc Class B	855,675	51,845,348
Skechers USA Inc Class A (c)	1,899,950	117,872,898
Tory Burch LLC Class A (b)(c)(d)(f)	950,844	35,046,114
Tory Burch LLC Class B (b)(c)(d)(f)	324,840	12,957,868
		1,669,549,388
TOTAL CONSUMER DISCRETIONARY		9,966,839,262

Consumer Staples - 3.3%
Beverages - 0.9%
Celsius Holdings Inc (c)	2,006	75,987
Coca-Cola Co/The	4,893,043	352,788,400
Constellation Brands Inc Class A	1,214	216,444
Keurig Dr Pepper Inc	2,534,683	85,342,777
Monster Beverage Corp (c)	376,159	24,055,368
PepsiCo Inc	737,879	96,994,195
		559,473,171
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	2,900,881	64,486,585
Costco Wholesale Corp	380,734	396,031,892
Kroger Co/The	1,776,758	121,228,198
Maplebear Inc (c)	136,574	6,237,335
Target Corp	524,136	49,274,025
Walmart Inc	657,338	64,892,407
		702,150,442
Food Products - 0.1%
Bunge Global SA	187,155	14,626,163
Conagra Brands Inc	797,855	18,262,901
Hershey Co/The	44,092	7,085,143
Mondelez International Inc	359,874	24,287,897
Real Good Food Co Inc/The Class A (c)	1	0
Simply Good Foods Co/The (c)	455,169	15,707,882
WK Kellogg Co (e)	211,580	3,579,934
		83,549,920
Household Products - 0.2%
Church & Dwight Co Inc	240,107	23,604,919
Clorox Co/The	54,540	7,192,735
Colgate-Palmolive Co	357,335	33,210,715
Procter & Gamble Co/The	550,366	93,501,680
		157,510,049
Personal Care Products - 0.1%
Beauty Health Co/The (c)(d)(g)	2,884,717	4,702,088
Beauty Health Co/The Class A (c)(e)(g)	3,820,522	6,227,451
BellRing Brands Inc (c)	226,365	14,249,677
Kenvue Inc	663,111	15,828,460
		41,007,676
Tobacco - 0.9%
JUUL Labs Inc Class A (b)(c)(d)	7,791,472	9,505,596
Philip Morris International Inc	3,321,080	599,753,837
		609,259,433
TOTAL CONSUMER STAPLES		2,152,950,691

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	298,966	11,076,690
Halliburton Co	427,163	8,368,123
		19,444,813
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	32,224	3,498,560
EQT Corp	625,478	34,482,602
Range Resources Corp	2,048,429	77,922,240
Valero Energy Corp	167,319	21,579,131
		137,482,533
TOTAL ENERGY		156,927,346

Financials - 4.7%
Banks - 0.5%
Bank of America Corp	3,003,688	132,552,751
JPMorgan Chase & Co	458,111	120,941,304
Wells Fargo & Co	1,091,918	81,653,628
		335,147,683
Capital Markets - 1.1%
Blackrock Inc	96,020	94,089,038
Coinbase Global Inc Class A (c)	286,904	70,756,264
Goldman Sachs Group Inc/The	97,079	58,291,086
Robinhood Markets Inc Class A (c)	6,941,574	459,185,120
		682,321,508
Consumer Finance - 0.0%
American Express Co	107,796	31,697,414
Financial Services - 3.0%
Apollo Global Management Inc	415,556	54,309,014
Block Inc Class A (c)	141,385	8,730,524
Mastercard Inc Class A	1,269,617	743,487,715
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	87,212	98,550
Toast Inc Class A (c)	1,866,667	78,736,014
Visa Inc Class A	2,741,833	1,001,289,993
		1,886,651,810
Insurance - 0.1%
Progressive Corp/The	270,071	76,951,330
TOTAL FINANCIALS		3,012,769,745

Health Care - 8.0%
Biotechnology - 4.1%
AbbVie Inc	456,290	84,920,132
Absci Corp (c)(e)	5,695,949	15,094,265
Akouos Inc (b)(c)	1,254,446	238,345
Alector Inc (c)	3,675,448	4,888,346
Alnylam Pharmaceuticals Inc (c)	1,344,264	409,409,045
Amgen Inc	373,581	107,658,573
Annexon Inc (c)	2,146,743	4,379,356
Antares Therapeutics Inc (b)	2,530,180	455,432
Apogee Therapeutics Inc (c)	1,409,807	51,655,328
Arcellx Inc (c)	479,144	29,735,677
Arrowhead Pharmaceuticals Inc (c)(e)	1,371,804	22,044,890
aTyr Pharma Inc (c)	3,539,181	15,820,139
Avidity Biosciences Inc (c)	3,743,060	115,959,999
Beam Therapeutics Inc (c)	2,758,697	43,670,174
Biohaven Ltd (c)	163,279	2,418,162
Biomea Fusion Inc (c)(e)	1,621,032	2,334,286
Boundless Bio Inc (c)	912,001	1,003,201
CAMP4 Therapeutics Corp (e)	111,154	220,085
Candel Therapeutics Inc (c)	668,909	3,645,554
Caris Life Sciences Inc (b)(c)(d)	926,826	1,668,287
Cartesian Therapeutics Inc (c)	341,042	3,260,362
Century Therapeutics Inc (c)	313,277	166,162
Cibus Inc Class A (c)(e)	1,435,026	4,635,134
Crinetics Pharmaceuticals Inc (c)	544,846	16,623,251
Day One Biopharmaceuticals Inc (c)(e)	782,767	4,994,053
Denali Therapeutics Inc (c)	1,473,404	19,507,869
Deverra Therapeutics (b)(c)	59,780	1
Dianthus Therapeutics Inc (c)(e)	933,779	16,238,417
Disc Medicine Inc rights (b)(c)	128,509	1
Dyne Therapeutics Inc (c)	1,301,619	15,567,363
Entrada Therapeutics Inc (c)(e)	203,309	1,545,148
Exact Sciences Corp (c)	198,698	11,182,723
Foghorn Therapeutics Inc (c)	1,860,378	7,590,342
Generation Bio CO (c)	1,330,127	503,054
Ideaya Biosciences Inc (c)	4,116,230	81,871,815
Immunome Inc (c)(e)	1,527,290	13,379,060
Immunovant Inc (c)	4,702,452	69,831,412
Ionis Pharmaceuticals Inc (c)	7,670,520	257,039,125
Jade Biosciences Inc (d)	545,898	3,957,761
Janux Therapeutics Inc (c)	1,570,437	37,376,401
Korro Bio Inc (c)(e)	134,066	1,531,034
Korro Bio Inc (c)(d)	58,740	670,811
Krystal Biotech Inc (c)	707,202	89,079,164
Kymera Therapeutics Inc (c)(e)	1,475,503	43,733,909
Lexicon Pharmaceuticals Inc (c)(e)	11,139,366	6,979,927
Metsera Inc (e)	2,809,946	75,081,757
Metsera Inc (h)	463,116	12,374,460
Moderna Inc (c)	4,919,665	130,666,302
Monte Rosa Therapeutics Inc (c)(e)	182,247	761,792
MoonLake Immunotherapeutics Class A (c)	478,787	18,677,481
Nurix Therapeutics Inc (c)	653,596	6,947,725
Nuvalent Inc Class A (c)	1,725,470	128,737,317
ORIC Pharmaceuticals Inc (c)(e)	727,736	5,945,603
Oruka Therapeutics Inc	297,444	3,259,986
Recursion Pharmaceuticals Inc Class A (c)(e)	1,124,452	4,700,209
Regeneron Pharmaceuticals Inc	89,527	43,893,298
Revolution Medicines Inc (c)	2,035,930	80,215,642
Roivant Sciences Ltd (c)(e)	17,556,705	192,948,188
Sana Biotechnology Inc (c)(e)	9,702,718	21,054,898
Scholar Rock Holding Corp (c)	3,500,583	101,551,913
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	167,100	3,649,626
Seres Therapeutics Inc (c)(e)	162,700	1,147,035
Sigilon Therapeutics Inc rights (b)(c)	28,234	237,730
Spyre Therapeutics Inc (c)	1,492,832	22,810,473
Summit Therapeutics Inc (c)(e)	2,007,740	36,570,984
Taysha Gene Therapies Inc (c)(e)	4,230,521	11,464,712
Tectonic Therapeutic Inc (c)	664,103	14,284,856
UNITY Biotechnology Inc warrants 8/22/2027 (c)	1,883,637	48
Upstream Bio Inc	334,865	3,090,804
Vaxcyte Inc (c)	444,854	14,453,306
Vera Therapeutics Inc Class A (c)	883,996	16,751,724
Vertex Pharmaceuticals Inc (c)	183,627	81,172,315
Viking Therapeutics Inc (c)(e)	767,277	20,563,024
		2,677,496,783
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	110,754	14,794,519
Blink Health LLC Class A1 (b)(c)(d)	250,304	8,290,068
Boston Scientific Corp (c)	220,562	23,216,356
Ceribell Inc	251,075	4,220,571
Dexcom Inc (c)	403,450	34,616,010
GE HealthCare Technologies Inc	196,601	13,868,235
Inspire Medical Systems Inc (c)	19,945	2,756,399
Intuitive Surgical Inc (c)	763,111	421,496,730
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	11,774	143,643
Novocure Ltd (c)	5,451,594	104,179,961
PROCEPT BioRobotics Corp (c)	1,403,909	81,426,722
		709,009,214
Health Care Providers & Services - 0.4%
Alignment Healthcare Inc (c)	1,473,979	22,655,057
Cardinal Health Inc	264,818	40,898,492
CVS Health Corp	1,073,615	68,754,305
McKesson Corp	99,033	71,255,234
Scorpion Therapeutics Inc (b)	2,530,180	834,959
Scorpion Therapeutics Inc (b)	2,530,180	101,207
Scorpion Therapeutics Inc (b)	2,530,180	25
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)	2,530,180	1,391,599
UnitedHealth Group Inc	154,256	46,571,429
		252,462,307
Health Care Technology - 0.0%
Prognomiq Inc (b)(c)	183,441	45,860
Life Sciences Tools & Services - 0.0%
Danaher Corp	4,811	913,609
Thermo Fisher Scientific Inc	4,009	1,614,905
		2,528,514
Pharmaceuticals - 2.4%
Adimab LLC (b)(c)(d)(f)	3,162,765	48,643,326
Adimab LLC (b)(c)(d)(f)	3,162,765	15,212,899
Alto Neuroscience Inc (c)(e)	146,612	378,259
Atea Pharmaceuticals Inc (c)	943,795	2,803,071
Bristol-Myers Squibb Co	320,662	15,481,561
Dragonfly Therapeutics Inc (b)(d)	481,725	15,511,545
Eli Lilly & Co	1,726,087	1,273,282,597
Harmony Biosciences Holdings Inc (c)	1,575,721	54,362,375
Maze Therapeutics Inc (e)	136,912	1,370,489
Merck & Co Inc	195,674	15,035,590
Nuvation Bio Inc Class A (c)	15,557,407	32,981,703
Ocular Therapeutix Inc (c)	1,714,465	13,732,865
Optinose Inc (b)	364,134	4
Optinose Inc warrants 11/23/2027 (b)(c)	694,735	13,582
Pfizer Inc	80,381	1,888,150
Rapport Therapeutics Inc (c)	1,547,288	12,796,072
Roche Holding AG rights (b)(c)	3,405,875	5,449,400
Sienna Biopharmaceuticals Inc (c)	1,352,469	1
Skyhawk Therapeutics Inc (b)(c)(d)	603,195	6,713,560
Structure Therapeutics Inc ADR (c)	495,305	10,777,837
		1,526,434,886
TOTAL HEALTH CARE		5,167,977,564

Industrials - 2.6%
Aerospace & Defense - 1.0%
Boeing Co (c)	301,069	62,417,625
GE Aerospace	225,840	55,536,314
Space Exploration Technologies Corp (b)(c)(d)	2,602,366	481,437,710
		599,391,649
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	72,465	7,068,235
Building Products - 0.0%
AZEK Co Inc/The Class A (c)	425,239	21,053,583
Construction & Engineering - 0.1%
Fluor Corp (c)	1,148,906	47,771,512
Quanta Services Inc	136,093	46,620,018
WillScot Holdings Corp	45,399	1,223,503
		95,615,033
Electrical Equipment - 0.3%
Eaton Corp PLC	285,022	91,264,045
Emerson Electric Co	157,057	18,749,465
GE Vernova Inc	84,184	39,817,348
Vertiv Holdings Co Class A	204,068	22,025,059
		171,855,917
Ground Transportation - 0.5%
Avis Budget Group Inc (c)(e)	312,545	38,064,856
Uber Technologies Inc (c)	2,957,459	248,899,749
Union Pacific Corp	288,813	64,018,290
		350,982,895
Industrial Conglomerates - 0.1%
3M Co	131,499	19,507,876
Honeywell International Inc	121,513	27,543,352
		47,051,228
Machinery - 0.3%
Caterpillar Inc	215,015	74,831,671
Deere & Co	137,320	69,519,623
Illinois Tool Works Inc	133,563	32,733,620
		177,084,914
Passenger Airlines - 0.3%
Delta Air Lines Inc	1,028,845	49,785,810
Southwest Airlines Co	1,391,145	46,436,420
United Airlines Holdings Inc (c)	1,334,830	106,045,569
Wheels Up Experience Inc Class A rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 3 rights (b)(c)	80,890	0
		202,267,801
Professional Services - 0.0%
Paylocity Holding Corp (c)	73,323	13,997,361
TOTAL INDUSTRIALS		1,686,368,616

Information Technology - 45.9%
Communications Equipment - 1.0%
Arista Networks Inc	1,459,216	126,426,474
Ciena Corp (c)	6,089,509	487,526,091
Lumentum Holdings Inc (c)	429,341	31,032,767
		644,985,332
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (c)	1,633,799	123,564,219
Corning Inc	891,782	44,223,469
Zebra Technologies Corp Class A (c)	45,259	13,114,700
		180,902,388
IT Services - 1.3%
Akamai Technologies Inc (c)	61,609	4,677,971
Cloudflare Inc Class A (c)	2,565,274	425,553,304
CoreWeave Inc Class A (h)	2,186,540	243,383,767
CoreWeave Inc Class A (c)(e)	320,017	35,621,092
CoreWeave Inc Class A (b)(h)	184,538	20,624,410
IBM Corporation	45,118	11,688,269
Kyndryl Holdings Inc (c)	480,041	18,740,801
MongoDB Inc Class A (c)	5,847	1,104,088
Okta Inc Class A (c)	478,846	49,402,542
Snowflake Inc Class A (c)	83,553	17,184,346
X.Ai Holdings Corp Class A (b)(d)	250,617	9,162,558
		837,143,148
Semiconductors & Semiconductor Equipment - 19.5%
Advanced Micro Devices Inc (c)	434,690	48,133,224
Applied Materials Inc	610,144	95,640,072
ARM Holdings PLC ADR (c)	79,774	9,935,054
Astera Labs Inc (c)	2,994,705	271,679,638
Broadcom Inc	3,358,899	813,088,681
Cirrus Logic Inc (c)	17,908	1,761,431
First Solar Inc (c)	28,700	4,536,896
GlobalFoundries Inc (c)	676,827	24,230,407
Impinj Inc (c)	651,692	74,351,540
KLA Corp	167,034	126,424,694
Lam Research Corp	558,603	45,129,536
Marvell Technology Inc	2,593,622	156,110,108
Micron Technology Inc	282,317	26,667,664
Monolithic Power Systems Inc	71,631	47,412,559
NVIDIA Corp	76,009,000	10,271,096,170
ON Semiconductor Corp (c)	618,393	25,984,874
QUALCOMM Inc	448,444	65,114,069
Silicon Laboratories Inc (c)	1,589,181	191,543,986
SiTime Corp (c)	864,860	169,573,100
Teradyne Inc	422,805	33,232,473
Texas Instruments Inc	228,425	41,767,511
		12,543,413,687
Software - 14.7%
Adobe Inc (c)	292,026	121,217,072
Appfolio Inc Class A (c)	9,391	1,983,097
AppLovin Corp Class A (c)	1,232,893	484,526,949
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,007,060	1,037,272
Atlassian Corp Class A (c)	22,645	4,701,781
Autodesk Inc (c)	182,540	54,053,745
Celestial AI Inc (b)(d)	42,231	703,567
Confluent Inc Class A (c)	1,245,765	28,689,968
Crowdstrike Holdings Inc Class A (c)	375,298	176,904,218
Datadog Inc Class A (c)	336,677	39,687,485
Docusign Inc (c)	144,566	12,809,993
Elastic NV (c)	224,588	18,162,432
Figma Inc Class A (b)(c)(d)	338,578	9,903,407
HubSpot Inc (c)	128,902	76,039,290
Intuit Inc	275,025	207,223,087
Microsoft Corp	11,652,485	5,364,337,995
MicroStrategy Inc Class A (c)(e)	205,484	75,835,925
Monday.com Ltd (c)	254,399	75,681,159
Nutanix Inc Class A (c)	12,972,899	994,891,624
Oracle Corp	3,486,805	577,170,832
Palantir Technologies Inc Class A (c)	234,839	30,947,083
Palo Alto Networks Inc (c)	106,229	20,440,584
Rubrik Inc Class A (c)	522,994	49,867,478
SailPoint Inc	347,934	6,130,597
Salesforce Inc	1,743,143	462,577,858
SentinelOne Inc Class A (c)	230,694	4,062,521
Servicenow Inc (c)	317,803	321,327,435
Stripe Inc Class B (b)(c)(d)	205,500	7,295,250
Synopsys Inc (c)	30,138	13,983,429
Workday Inc Class A (c)	140,136	34,713,089
Zoom Communications Inc Class A (c)	1,565,034	127,159,013
Zscaler Inc (c)	404,224	111,444,557
		9,515,509,792
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	23,861,056	4,792,493,099
Pure Storage Inc Class A (c)	16,017,572	858,381,683
Sandisk Corp/DE	5,000,776	188,479,247
Western Digital Corp (c)	341,866	17,623,192
		5,856,977,221
TOTAL INFORMATION TECHNOLOGY		29,578,931,568

Materials - 0.3%
Chemicals - 0.0%
Corteva Inc	292,879	20,735,833
Farmers Business Network Inc (b)(c)	158,470	286,831
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	739,310	1,330,758
Mosaic Co/The	102,300	3,697,122
		26,050,544
Containers & Packaging - 0.0%
Smurfit WestRock PLC	616,687	26,721,048
Metals & Mining - 0.3%
Freeport-McMoRan Inc	3,517,048	135,336,007
TOTAL MATERIALS		188,107,599

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	79,154	12,211,879
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	303,470	37,939,820
Zillow Group Inc Class C (c)	341,049	22,887,798
		60,827,618
Specialized REITs - 0.1%
American Tower Corp	220,856	47,406,740
Equinix Inc	14,328	12,735,013
		60,141,753
TOTAL REAL ESTATE		133,181,250

TOTAL UNITED STATES		60,277,135,624
TOTAL COMMON STOCKS (Cost $22,364,792,765)		62,784,594,906

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	3,596,400	10,136,453
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	742,912	2,093,897
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	8,959,035	11,607,327
		23,837,677
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(j)	1,508,100	1,648,202
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(d)	2,085,443	2,396,174
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(d)	2,719,400	3,266,543
TOTAL HEALTH CARE		5,662,717

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(d)	63,175	43,844
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	4,221,091	4,638,134
TOTAL INFORMATION TECHNOLOGY		4,681,978

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	850,206	940,328
TOTAL UNITED STATES		36,770,902
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,745,762)		36,770,902

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	3,369	4,359,688
Canva Inc Series A2 (b)(c)(d)	611	790,671

TOTAL AUSTRALIA		5,150,359
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	36,687	9,263,518
AgomAb Therapeutics SA Series D (b)(d)	7,587	1,976,116

TOTAL BELGIUM		11,239,634
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	682,293	6,781,992
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	5,899,008	6,311,939
TOTAL HEALTH CARE		13,093,931

Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	95,900	5,279,295
TOTAL CANADA		18,373,226
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	403,450	89,473,107
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	72,621	15,379,976
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	864,427	24,273,110
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	22	815
DNA Script SAS Series C (b)(c)(d)	10,882	2,524,324

TOTAL FRANCE		2,525,139
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(d)	164,478	12,381,904
Meesho Series E (b)(d)	27,397	2,062,446
Meesho Series E1 (b)(c)(d)	22,612	1,702,231
Meesho Series F (b)(c)(d)	334,784	25,708,064
		41,854,645
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	9,846	4,633,823
Pine Labs Pvt Ltd Series A (b)(c)(d)	2,460	1,157,750
Pine Labs Pvt Ltd Series B (b)(c)(d)	2,677	1,259,877
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	2,165	1,018,914
Pine Labs Pvt Ltd Series C (b)(c)(d)	4,028	1,895,698
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	848	399,093
Pine Labs Pvt Ltd Series D (b)(c)(d)	907	426,861
		10,792,016
TOTAL INDIA		52,646,661
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)	6,623,267	5,099,916
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	530,700	1,963,589
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	787,863	1,323,610
Xsight Labs Ltd Series E (b)(d)	553,785	4,430,280
Xsight Labs Ltd Series E1 (b)(d)	200,698	1,605,584
		7,359,474
TOTAL ISRAEL		14,422,979
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	3,870,630	7,121,959
UNITED STATES - 2.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	17,893,728	1,120,147
Rad Power Bikes Inc Series A (b)(c)(d)	154,174	13,876
Rad Power Bikes Inc Series C (b)(c)(d)	606,658	139,531
Rad Power Bikes Inc Series D (b)(c)(d)	1,071,300	396,381
Waymo LLC Series A2 (b)(c)(d)	44,767	3,141,748
Waymo LLC Series C2 (b)(d)	33,554	2,760,152
		7,571,835
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	7,000	1,702,190
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	900,884	4,081,005
Freenome Holdings Inc Series D (b)(c)(d)	502,404	2,466,803
Laronde Inc Series B (b)(c)(d)	344,496	8,264,460
		14,812,268
TOTAL CONSUMER DISCRETIONARY		24,086,293

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	125,688	4,729,639
GoBrands Inc Series H (b)(c)(d)	104,311	5,030,920
		9,760,559
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,060,308	11
AgBiome LLC Series D (b)(c)(d)	852,431	93,767
		93,778
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	22,033	26,880
TOTAL CONSUMER STAPLES		9,881,217

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	372,100	4,762,880
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	416,094	5,280,233
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	559,977	7,184,505
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	239,944	3,313,627
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	836,878	10,770,620
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	138,091	1,692,995
Saluda Medical Inc Series D (b)(c)(d)	581,414	4,604,799
Saluda Medical Inc Series E (b)(c)(d)	612,776	3,744,061
Saluda Medical Inc Series E-1 (b)(d)	186,789	1,593,310
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	178,216	12,778,087
Tenstorrent Holdings Inc Series D1 (b)(d)	179,036	13,626,430
Tenstorrent Holdings Inc Series D2 (b)(d)	47,252	3,466,407
		72,817,954
Health Care - 0.5%
Biotechnology - 0.4%
Altos Labs Inc Series B (b)(c)(d)	485,428	10,325,054
Altos Labs Inc Series C (b)(c)(d)	108,056	2,298,351
Ankyra Therapeutics Series B (b)(c)(d)	1,356,730	5,711,833
Asimov Inc Series B (b)(c)(d)	82,174	2,119,267
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	1,272,915	1,845,727
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	2,299,209	2,414,169
Cardurion Pharmaceuticals Inc Series B (b)(d)	1,181,602	4,785,488
Caris Life Sciences Inc Series D (b)(c)(d)	1,235,035	9,855,579
Castle Creek Biosciences Inc Series B (b)(c)(d)	16,803	3,157,116
Castle Creek Biosciences Inc Series C (b)(c)(d)	13,100	2,947,631
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	19,720	3,990,934
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	6,341	1,133,960
CELLANOME Inc Series B (b)(c)(d)	1,040,007	7,165,648
City Therapeutics Inc Series A (b)(c)(d)	800,961	7,352,822
Cleerly Inc Series C (b)(c)(d)	983,054	11,020,035
Element Biosciences Inc Series B (b)(c)(d)	1,096,312	6,183,200
Element Biosciences Inc Series C (b)(c)(d)	480,109	3,912,888
Element Biosciences Inc Series D (b)(d)	224,866	1,308,720
Element Biosciences Inc Series D1 (b)(d)	224,866	1,308,720
ElevateBio LLC Series C (b)(c)(d)	1,534,100	3,022,177
Generate Biomedicines Inc Series B (b)(c)(d)	820,747	8,757,371
Generate Biomedicines Inc Series C (b)(c)(d)	752,025	8,024,107
Genesis Therapeutics Inc Series D (b)(c)(d)	1,654,854	8,174,979
Intarcia Therapeutics Inc (b)(c)(d)	1,051,411	11
Intarcia Therapeutics Inc Series DD (b)(c)(d)	1,543,687	15
LifeMine Therapeutics Inc Series C (b)(c)(d)	7,794,524	9,197,538
National Resilience Inc Series B (b)(c)(d)	1,277,345	26,543,230
National Resilience Inc Series C (b)(c)(d)	379,000	7,875,620
Neurona Therapeutics Inc Series F (b)(d)	3,297,200	6,792,232
Odyssey Therapeutics Inc Series B (b)(c)(d)	1,298,749	1,805,261
Odyssey Therapeutics Inc Series C (b)(c)(d)	990,319	1,198,286
Parabilis Medicines Inc Series D (b)(c)(d)	883,504	4,753,252
Parabilis Medicines Inc Series E (b)(c)(d)	491,048	2,911,914
Saliogen Therapeutics Inc Series B (b)(c)(d)	51,683	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	2,497,760	6,044,579
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	1,332,116	3,716,604
T-Knife Therapeutics Inc Series B (b)(c)(d)	995,165	1,353,424
Treeline Biosciences Series A (b)(c)(d)	1,347,260	7,032,697
Treeline Biosciences Series A1 (b)(c)(d)	464,216	2,511,409
Triveni Bio Inc Series B (b)(d)	4,766,021	4,051,118
		202,602,966
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	927,374	30,714,627
Blink Health LLC Series D (b)(d)	241,612	8,002,189
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	212,985	7,105,180
		45,821,996
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	1,067,180	4,268,720
Conformal Medical Inc Series D (b)(c)(d)	82,803	385,862
		4,654,582
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	101,470	3,593,053
Aledade Inc Series E1 (b)(c)(d)	66,006	2,337,272
Candid Therapeutics Series B (b)(d)	3,627,103	3,590,832
Omada Health Inc Series E (c)(d)	852,686	16,201,034
Wugen Inc Series B (b)(c)(d)	493,529	661,329
		26,383,520
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	4,342,265	1,389,525
Kartos Therapeutics Inc Series C (b)(c)(d)	1,226,990	6,957,033
Kartos Therapeutics Inc Series D (b)(d)	411,901	2,335,479
Mirador Therapeutics Inc Series A (b)(c)(d)	2,678,245	7,070,567
		17,752,604
TOTAL HEALTH CARE		297,215,668

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(d)	287,246	11,742,616
Anduril Industries Inc Series G (b)(d)	45,100	1,843,688
Space Exploration Technologies Corp Series G (b)(c)(d)	216,276	400,110,600
		413,696,904
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	180,063	6,172,560
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	54,111	5,138,381
Beta Technologies Inc Series B, 6% (b)(c)(d)	71,156	8,073,360
Beta Technologies Inc Series C, 6% (b)(d)	51,113	4,980,961
		18,192,702
TOTAL INDUSTRIALS		438,062,166

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	4,067,736	1,260,998
Menlo Microsystems Inc Series C (b)(c)(d)	4,423,488	1,902,100
Vast Data Ltd Series A (b)(c)(d)	318,221	6,969,040
Vast Data Ltd Series A1 (b)(c)(d)	783,248	17,153,131
Vast Data Ltd Series A2 (b)(c)(d)	900,985	19,731,572
Vast Data Ltd Series B (b)(c)(d)	716,925	15,700,658
Vast Data Ltd Series C (b)(c)(d)	20,899	457,687
Vast Data Ltd Series E (b)(c)(d)	685,070	15,003,033
		78,178,219
IT Services - 0.2%
X.Ai Holdings Corp Series B (b)(d)	2,143,337	78,360,401
X.Ai Holdings Corp Series C (b)(d)	2,242,800	81,996,768
		160,357,169
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	190,608	4,822,382
Alif Semiconductor Series D (b)(d)	251,500	6,795,530
Danger Devices Inc Series B (b)(d)	3,437,900	3,094,110
Rexford Industrial Realty Inc 5.625% Series C (b)(c)(d)	666,292	6,616,280
Rexford Industrial Realty Inc 5.875% Series D (b)	165,291	1,735,555
SiMa Technologies Inc Series B (b)(c)(d)	1,596,216	9,353,826
SiMa Technologies Inc Series B1 (b)(c)(d)	106,922	742,038
		33,159,721
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	235,150	15,602,203
Anthropic PBC Series E (b)(d)	45,100	2,867,007
Asapp Inc Series D (b)(c)(d)	1,755,238	2,369,571
Celestial AI Inc Series A (b)(d)	269,280	4,486,205
Celestial AI Inc Series B (b)(d)	202,627	3,375,766
Celestial AI Inc Series C1 (b)(d)	811,682	13,522,622
Crusoe Energy Systems LLC Series D (b)(d)	259,289	8,338,734
Databricks Inc Series G (b)(c)(d)	250,296	25,730,429
Databricks Inc Series H (b)(c)(d)	273,171	28,081,980
Databricks Inc Series J (b)(d)	130,663	13,432,156
Dataminr Inc Series D, 8% (b)(c)(d)	1,773,901	20,169,254
Evozyne Inc Series A (b)(c)(d)	444,700	6,394,786
Evozyne Inc Series B (b)(c)(d)	247,942	3,820,786
Lyte Ai Inc Series B (b)(d)	673,357	7,252,055
Skyryse Inc Series B (b)(c)(d)	568,445	15,706,135
Stripe Inc Series H (b)(c)(d)	88,200	3,131,100
		174,280,789
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	407,933	25,149,069
Lightmatter Inc Series C2 (b)(c)(d)	64,075	4,032,240
Lightmatter Inc Series D (b)(d)	426,443	33,019,482
		62,200,791
TOTAL INFORMATION TECHNOLOGY		508,176,689

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	28,363	51,337
Manus Bio Inc Series One-5 (b)(d)	736,380	2,238,595
Manus Bio Inc Series One-6 (b)(d)	914,609	2,780,412
		5,070,344
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	1,704,625	42,291,746
TOTAL MATERIALS		47,362,090

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	80,057	2,220,781
Redwood Materials Series D (b)(c)(d)	18,751	520,153
		2,740,934
TOTAL UNITED STATES		1,400,343,011
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,324,678,865)		1,640,949,161

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	46,864	9,108,018
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	641,437	641,437
TOTAL HEALTH CARE		9,749,455

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,351,603)		9,749,455

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(d)(j)	8,367,916	8,811,416
Kardium Inc/CA 10% 12/31/2026 (b)(d)	7,271,631	8,808,450

TOTAL CANADA		17,619,866
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	985,838	883,836
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(k)	13,681,944	1
Health Care Technology - 0.0%
HeartFlow Inc 0% (b)(d)(j)	4,851,600	5,035,476
TOTAL HEALTH CARE		5,035,477

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	226,061	112,729
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,705,541	1,769,253
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	1,093,998	1,265,099
TOTAL INFORMATION TECHNOLOGY		3,147,081

TOTAL UNITED STATES		9,066,394
TOTAL PREFERRED SECURITIES (Cost $38,184,529)		26,686,260

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.32	130,506,845	130,532,946
Fidelity Securities Lending Cash Central Fund (l)(m)	4.32	331,661,302	331,694,469
TOTAL MONEY MARKET FUNDS (Cost $462,223,292)			462,227,415

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $24,230,976,816)	64,960,978,099
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(330,729,533)
NET ASSETS - 100.0%	64,630,248,566

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,487,026,145 or 3.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $276,382,637 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	35,731,000

Adimab LLC	9/17/14 - 6/05/15	12,138,000

AgBiome LLC Series C	6/29/18	6,715,673

AgBiome LLC Series D	9/03/21	5,053,032

AgomAb Therapeutics SA Series C	10/03/23	8,010,458

AgomAb Therapeutics SA Series D	10/22/24	1,963,749

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	4,748,294

Aledade Inc Series B1	5/07/21	3,885,357

Aledade Inc Series E1	5/20/22	3,288,049

Alif Semiconductor Series C	3/08/22	3,869,064

Alif Semiconductor Series D	4/11/25	6,794,801

Altos Labs Inc Series B	7/22/22	9,295,170

Altos Labs Inc Series C	3/15/24	2,703,820

Anduril Industries Inc Series F	8/07/24	6,243,751

Anduril Industries Inc Series G	4/17/25	1,843,814

Ankyra Therapeutics Series B	8/26/21	7,640,832

Ant International Co Ltd Class C	5/16/18	6,690,161

Anthropic PBC Series D	5/31/24	7,055,558

Anthropic PBC Series E	2/14/25	2,529,501

Asapp Inc Series D	8/29/23	6,777,852

Asapp Inc warrants 8/28/2028	8/29/23	1

Asimov Inc Series B	10/29/21	7,615,944

Beauty Health Co/The	12/08/20	28,847,170

Beta Technologies Inc Series A	4/09/21	3,964,713

Beta Technologies Inc Series B, 6%	4/04/22	7,341,165

Beta Technologies Inc Series C, 6%	10/24/24	5,850,905

Blink Health LLC Class A1	12/30/20 - 6/17/24	7,280,990

Blink Health LLC Series C	11/07/19 - 7/14/21	35,403,430

Blink Health LLC Series D	6/17/24 - 6/25/24	10,147,704

Bolt Technology OU Series E	1/03/22	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/21	4,972,006

Bright Peak Therapeutics Inc. Series C	5/07/24	2,606,153

ByteDance Ltd Series E1	11/18/20	44,207,703

Candid Therapeutics Series B	8/27/24	4,352,524

Canva Inc Class A	3/18/24	4,878,908

Canva Inc Series A	9/22/23	3,593,581

Canva Inc Series A2	9/22/23	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/24	5,787,014

Caris Life Sciences Inc	10/06/22	5,190,226

Caris Life Sciences Inc Series D	5/11/21	10,003,784

Castle Creek Biosciences Inc Series A4	9/29/16	15,508,325

Castle Creek Biosciences Inc Series B	10/09/18	6,920,316

Castle Creek Biosciences Inc Series C	12/09/19	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/22	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/21	1,087,100

Celestial AI Inc	2/25/25	625,682

Celestial AI Inc Series A	2/25/25	3,989,572

Celestial AI Inc Series B	2/25/25	3,002,061

Celestial AI Inc Series C1	2/25/25	14,147,780

CELLANOME Inc Series B	1/08/24	7,789,652

City Therapeutics Inc Series A	4/17/24	8,033,238

Cleerly Inc Series C	7/08/22	11,580,966

Conformal Medical Inc Series C	7/24/20	3,913,418

Conformal Medical Inc Series D	5/26/23	420,611

Crusoe Energy Systems LLC Series D	12/10/24	7,563,937

Danger Devices Inc Series B	3/05/25	3,095,829

Databricks Inc Series G	2/01/21	14,798,159

Databricks Inc Series H	8/31/21	20,073,734

Databricks Inc Series J	12/17/24	12,086,328

Dataminr Inc Series D, 8%	2/18/15 - 3/06/15	22,617,238

Deep Genomics Inc Series C	7/21/21	9,894,067

Diamond Foundry Inc Series C	3/15/21	40,911,000

Discord Inc Series I	9/15/21	3,854,371

DNA Script SAS	12/17/21	370,744

DNA Script SAS	12/17/21	1,416,515

DNA Script SAS Series B	12/17/21	17,616

DNA Script SAS Series C	10/01/21	9,465,708

Dragonfly Therapeutics Inc	12/19/19	12,746,444

Element Biosciences Inc Series B	12/13/19	5,745,333

Element Biosciences Inc Series C	6/21/21	9,869,457

Element Biosciences Inc Series D	6/28/24	1,763,692

Element Biosciences Inc Series D1	6/28/24	1,763,692

Element Labs Inc Series A	2/11/25	1,957,539

ElevateBio LLC Series C	3/09/21	6,435,550

Enevate Corp 10% 5/12/2025	11/12/24	63,175

Enevate Corp 6%	11/02/23 - 10/31/24	226,061

Enevate Corp Series E	1/29/21	4,509,838

Epic Games Inc	7/13/20 - 7/30/20	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 3/31/25	4,221,091

Evozyne Inc Series A	4/09/21	9,992,409

Evozyne Inc Series B	9/14/23	3,840,622

Fanatics Inc Class A	8/13/20 - 10/24/22	21,635,851

Faraday Pharmaceuticals Inc Series B	12/30/19	843,278

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	850,206

Farmers Business Network Inc Series G	9/15/21	1,762,982

Farmers Business Network Inc warrants 9/27/2033	9/29/23	1

Figma Inc Class A	5/15/24	7,852,640

Freenome Holdings Inc Series C	8/14/20	5,957,816

Freenome Holdings Inc Series D	11/22/21	3,789,282

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,719,400

Galvanize Therapeutics Series B	3/29/22	7,517,698

Generate Biomedicines Inc Series B	11/02/21	9,725,852

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	8,911,496

Genesis Therapeutics Inc Series D	8/10/23	8,452,332

GoBrands Inc Series G	3/02/21	31,386,468

GoBrands Inc Series H	7/22/21	40,523,841

HeartFlow Inc 0%	3/26/25	4,851,600

InSightec Ltd Series G	6/17/24	5,880,136

Intarcia Therapeutics Inc	11/14/12	14,330,732

Intarcia Therapeutics Inc 6%	2/26/19	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/14	49,999,990

Jade Biosciences Inc	10/30/24	5,138,709

JUUL Labs Inc Class A	7/06/18 - 2/23/24	9,162,633

JUUL Labs Inc Series E	7/06/18	649,610

Kardium Inc/CA 0%	12/30/20	8,367,916

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	7,271,631

Kardium Inc/CA Series D-6	12/30/20	5,992,448

Kartos Therapeutics Inc Series C	8/22/23	6,936,174

Kartos Therapeutics Inc Series D	2/26/25	2,328,476

Korro Bio Inc	7/14/23	3,314,622

Laronde Inc Series B	8/13/21	9,645,888

LifeMine Therapeutics Inc Series C	2/15/22	15,874,250

Lightmatter Inc Series C1	5/19/23	6,713,272

Lightmatter Inc Series C2	12/18/23	1,666,065

Lightmatter Inc Series D	10/11/24	34,213,735

Lyte Ai Inc Series B	8/13/24	8,542,274

Manus Bio Inc Series One-5	11/13/20	7,724,091

Manus Bio Inc Series One-6	3/30/21	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/24	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	9,210,768

Meesho Series E	7/15/24	1,534,232

Meesho Series E1	4/18/24	1,266,272

Meesho Series F	9/21/21 - 7/15/24	25,142,963

Menlo Microsystems Inc Series C	2/09/22	5,863,333

Mirador Therapeutics Inc Series A	3/19/24	8,034,735

National Resilience Inc Series B	12/01/20	17,448,533

National Resilience Inc Series C	6/28/21	16,831,390

Neurona Therapeutics Inc Series F	3/28/25	6,792,232

Neutron Holdings Inc	2/04/21	15,464

Neutron Holdings Inc 4% 5/22/2027	6/04/20	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	742,912

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	8,959,035

Neutron Holdings Inc Series 1D	1/25/19	4,339,229

Odyssey Therapeutics Inc Series B	9/30/22	8,202,691

Odyssey Therapeutics Inc Series C	10/25/23	4,951,595

Omada Health Inc Series E	12/22/21	15,336,081

Oura Health Oy Series D	12/18/24	22,207,130

Parabilis Medicines Inc Series D	11/17/22	9,509,242

Parabilis Medicines Inc Series E	2/29/24	3,058,296

Paragon Biosciences Emalex Capital Inc Series B	9/18/19	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	5,991,754

Paragon Biosciences Emalex Capital Inc Series D-3	5/06/25	3,318,426

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22 - 3/13/25	9,063,389

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	1,190,283

Pine Labs Pvt Ltd	6/30/21	1,536,495

Pine Labs Pvt Ltd Series 1	6/30/21	3,671,491

Pine Labs Pvt Ltd Series A	6/30/21	917,547

Pine Labs Pvt Ltd Series B	6/30/21	998,458

Pine Labs Pvt Ltd Series B2	6/30/21	807,553

Pine Labs Pvt Ltd Series C	6/30/21	1,502,191

Pine Labs Pvt Ltd Series C1	6/30/21	316,497

Pine Labs Pvt Ltd Series D	6/30/21	338,495

Quell Therapeutics Ltd Series B	11/24/21	7,315,491

Rad Power Bikes Inc	1/21/21	5,704,519

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	985,838

Rad Power Bikes Inc Series A	1/21/21	743,711

Rad Power Bikes Inc Series C	1/21/21	2,926,421

Rad Power Bikes Inc Series D	9/17/21	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Redwood Materials Series C	5/28/21	3,794,980

Redwood Materials Series D	6/02/23	895,095

Revolut Group Holdings Ltd	12/27/24	5,865,604

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	5,184,951

Saliogen Therapeutics Inc Series B	12/10/21	5,471,369

Saluda Medical Inc 0%	1/03/25	1,508,100

Saluda Medical Inc Series D	1/20/22	7,416,453

Saluda Medical Inc Series E	4/06/23	4,947,431

Saluda Medical Inc Series E-1	4/06/23	1,508,097

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	1,705,541

SiMa Technologies Inc Series B	5/10/21	8,184,438

SiMa Technologies Inc Series B1	4/25/22	758,173

Skyhawk Therapeutics Inc	5/21/21	9,904,462

Skyryse Inc 0% 2/5/2027	8/13/24	1,093,998

Skyryse Inc Series B	10/21/21	14,029,206

Sonoma Biotherapeutics Inc Series B	7/26/21	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,949,058

Space Exploration Technologies Corp	10/16/15	23,161,057

Space Exploration Technologies Corp Series G	1/20/15	16,752,739

Stripe Inc Class B	5/18/21	8,246,382

Stripe Inc Series H	3/15/21	3,539,025

T-Knife Therapeutics Inc Series B	6/30/21	5,740,908

Taalas Inc Series B	2/19/25	5,266,195

Tenstorrent Holdings Inc Series C1	4/23/21	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/24	3,590,207

Tory Burch LLC Class A	5/14/15	67,652,550

Tory Burch LLC Class B	12/31/12	17,505,000

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545,678

Treeline Biosciences Series A1	10/27/22	3,997,039

Triveni Bio Inc Series B	9/19/24	4,987,164

Vast Data Ltd Series A	11/28/23	3,500,431

Vast Data Ltd Series A1	11/28/23	8,615,728

Vast Data Ltd Series A2	11/28/23	9,910,835

Vast Data Ltd Series B	11/28/23	7,886,175

Vast Data Ltd Series C	11/28/23	229,889

Vast Data Ltd Series E	11/28/23	15,071,540

Waymo LLC Series A2	5/08/20	3,844,017

Waymo LLC Series C2	10/18/24	2,623,966

Wugen Inc 10% 6/14/2025	6/14/24	2,085,443

Wugen Inc Series B	7/09/21	3,827,268

X.Ai Holdings Corp Class A	10/27/21	8,413,721

X.Ai Holdings Corp Series B	5/13/24	25,655,744

X.Ai Holdings Corp Series C	11/22/24	48,556,620

Xsight Labs Ltd Series D	2/16/21	6,299,753

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	4,430,276

Xsight Labs Ltd Series E1	1/11/24	1,604,781

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	7,552,977

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Metsera Inc	7/30/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	104,013,943	1,626,579,382	1,600,060,379	2,301,108	-	-	130,532,946	130,506,845	0.2%
Fidelity Securities Lending Cash Central Fund	333,418,332	1,064,058,538	1,065,782,402	1,944,880	-	1	331,694,469	331,661,302	1.1%
Total	437,432,275	2,690,637,920	2,665,842,781	4,245,988	-	1	462,227,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The	4,269,381	-	-	-	-	432,707	4,702,088	2,884,717
Beauty Health Co/The Class A	5,694,836	40,928	81,851	-	(16,916)	590,454	6,227,451	3,820,522
Total	9,964,217	40,928	81,851	-	(16,916)	1,023,161	10,929,539

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	8,233,081,983	8,198,162,049	-	34,919,934
Consumer Discretionary	10,639,048,649	10,546,164,730	-	92,883,919
Consumer Staples	2,264,307,944	2,254,802,348	-	9,505,596
Energy	231,833,205	231,833,205	-	-
Financials	3,198,001,177	3,133,892,355	54,772,864	9,335,958
Health Care	6,027,216,118	5,850,340,687	71,855,603	105,019,828
Industrials	1,742,276,998	1,217,485,708	43,353,578	481,437,712
Information Technology	30,055,044,278	29,982,739,979	15,719,808	56,584,491
Materials	260,603,304	258,985,715	-	1,617,589
Real Estate	133,181,250	133,181,250	-	-

Convertible Corporate Bonds
Consumer Discretionary	23,837,677	-	-	23,837,677
Financials	1,648,202	-	-	1,648,202
Health Care	5,662,717	-	-	5,662,717
Information Technology	4,681,978	-	-	4,681,978
Materials	940,328	-	-	940,328

Convertible Preferred Stocks
Communication Services	89,473,107	-	-	89,473,107
Consumer Discretionary	65,940,938	-	-	65,940,938
Consumer Staples	9,881,217	-	-	9,881,217
Financials	72,817,954	-	-	72,817,954
Health Care	360,569,357	-	16,201,034	344,368,323
Industrials	440,025,755	-	-	440,025,755
Information Technology	552,137,809	-	-	552,137,809
Materials	47,362,090	-	-	47,362,090
Utilities	2,740,934	-	-	2,740,934

Non-Convertible Preferred Stocks
Health Care	9,749,455	-	-	9,749,455

Preferred Securities
Consumer Discretionary	883,836	-	-	883,836
Health Care	22,655,343	-	-	22,655,343
Information Technology	3,147,081	-	-	3,147,081

Money Market Funds	462,227,415	462,227,415	-	-
Total Investments in Securities:	64,960,978,099	62,269,815,441	201,902,887	2,489,259,771

Net Unrealized Appreciation on Unfunded Commitments	2,088,587	-	-	2,088,587
Total	2,088,587	-	-	2,088,587
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	730,178,626	16,375,378	118,818,297	11,385,064	(68,448,082)	-	9,427	(17,013,683)	791,305,027	155,775,857
Convertible Preferred Stocks	1,362,129,932	8,357,697	170,312,340	114,935,094	(19,961,697)	-	-	(11,025,239)	1,624,748,127	183,973,512
Non-Convertible Preferred Stocks	10,957,929	-	(1,210,507)	2,033	-	-	-	-	9,749,455	(1,210,507)
Convertible Corporate Bonds	30,935,773	-	3,766,456	2,068,673	-	-	-	-	36,770,902	3,766,456
Preferred Securities	17,743,144	-	3,645,178	5,297,938	-	-	-	-	26,686,260	3,645,178

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $305,599,306) - See accompanying schedule:
Unaffiliated issuers (cost $23,726,598,263)	$64,487,821,145
Fidelity Central Funds (cost $462,223,292)	462,227,415
Other affiliated issuers (cost $42,155,261)	10,929,539

Total Investment in Securities (cost $24,230,976,816)		$64,960,978,099
Cash		158,100
Restricted cash		169,489
Foreign currency held at value (cost $19,304)		19,300
Receivable for investments sold		66,237,055
Unrealized appreciation on unfunded commitments		2,088,587
Receivable for fund shares sold		12,912,233
Dividends receivable		28,381,254
Interest receivable		1,474,606
Distributions receivable from Fidelity Central Funds		1,149,088
Prepaid expenses		9,726
Other receivables		1,935,756
Total assets		65,075,513,293
Liabilities
Payable for investments purchased	$41,244,777
Payable for fund shares redeemed	20,641,274
Accrued management fee	38,529,364
Other payables and accrued expenses	13,211,823
Collateral on securities loaned	331,637,489
Total liabilities		445,264,727
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$64,630,248,566
Net Assets consist of:
Paid in capital		$20,907,765,192
Total accumulated earnings (loss)		43,722,483,374
Net Assets		$64,630,248,566

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value, offering price and redemption price per share ($57,635,139,527 ÷ 1,473,996,443 shares)		$39.10
Class K :
Net Asset Value, offering price and redemption price per share ($6,995,109,039 ÷ 177,661,312 shares)		$39.37
Consolidated Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$135,629,051
Interest		801,492
Income from Fidelity Central Funds (including $1,944,880 from security lending)		4,245,988
Total income		140,676,531
Expenses
Management fee
Basic fee	$189,693,331
Performance adjustment	14,584,282
Custodian fees and expenses	473,160
Independent trustees' fees and expenses	138,857
Registration fees	154,612
Audit fees	82,260
Legal	34,464
Interest	141,065
Miscellaneous	147,650
Total expenses before reductions	205,449,681
Expense reductions	(14,086)
Total expenses after reductions		205,435,595
Net Investment income (loss)		(64,759,064)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,815)	2,630,596,607
Redemptions in-kind	595,029,521
Affiliated issuers	(16,916)
Foreign currency transactions	(43,288)
Total net realized gain (loss)		3,225,565,924
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $97,785)	(4,606,361,037)
Fidelity Central Funds	1
Other affiliated issuers	1,023,161
Unfunded commitments	(2,453,910)
Assets and liabilities in foreign currencies	362,179
Total change in net unrealized appreciation (depreciation)		(4,607,429,606)
Net gain (loss)		(1,381,863,682)
Net increase (decrease) in net assets resulting from operations		$(1,446,622,746)
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(64,759,064)	$(27,685,531)
Net realized gain (loss)	3,225,565,924	8,672,231,812
Change in net unrealized appreciation (depreciation)	(4,607,429,606)	13,345,412,069
Net increase (decrease) in net assets resulting from operations	(1,446,622,746)	21,989,958,350
Distributions to shareholders	(5,603,973,094)	(1,985,138,245)

Share transactions - net increase (decrease)	2,379,901,372	(1,673,643,792)
Total increase (decrease) in net assets	(4,670,694,468)	18,331,176,313

Net Assets
Beginning of period	69,300,943,034	50,969,766,721
End of period	$64,630,248,566	$69,300,943,034

Consolidated Financial Highlights
Fidelity® Growth Company Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.44	$31.27	$26.47	$41.75	$34.49	$21.54
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.02)	(.06)	(.09)	(.14) C	(.10)
Net realized and unrealized gain (loss)	(.72)	13.41	6.48	(11.30)	10.31	13.87
Total from investment operations	(.76)	13.39	6.42	(11.39)	10.17	13.77
Distributions from net realized gain	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)	(.82)
Total distributions	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)	(.82)
Net asset value, end of period	$39.10	$43.44	$31.27	$26.47	$41.75	$34.49
Total Return D,E	(2.29) %	44.23%	26.74%	(29.90)%	31.76%	66.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.53%	.72%	.86%	.79%	.83%
Expenses net of fee waivers, if any	.65 % H	.52%	.71%	.86%	.79%	.83%
Expenses net of all reductions, if any	.65% H	.52%	.71%	.86%	.79%	.83%
Net investment income (loss)	(.21)% H	(.06)%	(.22)%	(.32)%	(.38)% C	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$57,635,139	$60,512,551	$43,116,057	$34,900,124	$53,845,109	$43,532,668
Portfolio turnover rate I,J	18 % H	18%	12%	14%	16%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Company Fund Class K

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.71	$31.43	$26.59	$41.89	$34.57	$21.57
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.01	(.04)	(.07)	(.12) C	(.08)
Net realized and unrealized gain (loss)	(.73)	13.49	6.50	(11.34)	10.35	13.90
Total from investment operations	(.76)	13.50	6.46	(11.41)	10.23	13.82
Distributions from net realized gain	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)	(.82)
Total distributions	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)	(.82)
Net asset value, end of period	$39.37	$43.71	$31.43	$26.59	$41.89	$34.57
Total Return D,E	(2.27) %	44.36%	26.77%	(29.85)%	31.87%	66.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.45%	.65%	.79%	.73%	.75%
Expenses net of fee waivers, if any	.57 % H	.44%	.65%	.79%	.72%	.75%
Expenses net of all reductions, if any	.57% H	.44%	.65%	.79%	.72%	.75%
Net investment income (loss)	(.14)% H	.02%	(.15)%	(.26)%	(.32)% C	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,995,109	$8,788,392	$7,853,710	$7,775,608	$15,994,121	$18,448,761
Portfolio turnover rate I,J	18 % H	18%	12%	14%	16%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$791,305,027	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.8 - 31.4 / 15.0	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 39.4 / 7.2	Increase
			Spinout allocation	12.5%	Increase
			Spinout valuation	$28,000,000.00	Increase
			Spinout valuation weighting	30.0% - 70.0% / 50.0%	Increase
		Market approach	Discount rate	5.0% - 40.0% / 39.8%	Decrease
			Premium rate	50.0%	Increase
			Transaction price	$0.02 - $33.33 / $12.30	Increase
		Discounted cash flow	Discount rate	4.2% - 13.6% / 8.5%	Decrease
			Probability rate	2.5% - 90.0% / 48.4%	Increase
			Term	0.1 - 9.7 / 5.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.6% - 4.3% / 4.1%	Increase
			Term	1.0 - 5.0 / 1.4	Increase
			Volatility	50.0% - 80.0% / 64.2%	Increase
		Book value	Book value multiple	1.7	Increase
Convertible Corporate Bonds	$36,770,902	Market comparable	Discount rate	25.0% - 33.2% / 28.8%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.9 - 11.5 / 4.8	Increase
			Probability rate	0.0% - 75.0% / 30.0%	Increase
		Market approach	Discount rate	19.8% - 35.4% / 21.1%	Decrease
			Probability rate	0.0% - 80.0% / 33.3%	Increase
			Transaction price	$7.75 - $100.00 / $69.25	Increase
		Black scholes	Discount rate	4.1% - 5.0% / 4.3%	Increase
			Term	0.1 - 1.3 / 0.6	Increase
			Volatility	65.0% - 100.0% / 72.2%	Increase
Convertible Preferred Stocks	$1,624,748,127	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	11.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 39.4 / 11.2	Increase
		Market approach	Discount rate	5.0% - 80.0% / 22.1%	Decrease
			Premium rate	15.0%	Increase
			Transaction price	$0.41 - $239.78 / $30.22	Increase
		Recovery value	Recovery value	$0.00 - $0.11 / $0.02	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.0%	Increase
			Term	2.0 - 5.0 / 2.9	Increase
			Volatility	40.0% - 100.0% / 71.3%	Increase
Non-Convertible Preferred Stocks	$9,749,455	Market approach	Discount rate	5.0%	Decrease
			Transaction price	$1.00 - $215.03 / $108.01	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	3.0	Increase
			Volatility	75.0% - 85.0% / 84.3%	Increase
Preferred Securities	$26,686,260	Market comparable	Discount rate	15.5% - 23.1% / 21.6%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.5 - 15.0 / 7.8	Increase
			Probability rate	0.0% - 75.0% / 24.0%	Increase
		Market approach	Discount rate	5.0% - 37.9% / 22.2%	Decrease
			Probability rate	0.0% - 90.0% / 33.7%	Increase
			Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0% - 5.0% / 4.2%	Increase
			Term	0.3 - 3.0 / 1.6	Increase
			Volatility	50.0% - 100.0% / 59.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$1,767,724

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,391,905,142
Gross unrealized depreciation	(2,764,151,261)
Net unrealized appreciation (depreciation)	$40,627,753,881
Tax cost	$24,333,224,218

The Fund elected to defer to its next fiscal year approximately $25,182,445 of ordinary losses recognized during the period January 1, 2024 to November 30, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
Fidelity Growth Company Fund	Crescent Biopharma, Inc	3,870,686	2,088,587

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Growth Company Fund	112,029,696.17

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	5,706,498,946	8,366,917,979

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company Fund	16,674,613	595,029,521	754,450,536

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company Fund	3,158,931	114,921,898

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company Fund	77,241,090	2,447,139,076	2,878,261,973

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company Fund	3,235,922	134,387,843
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Company	.60
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Company	.60
Class K	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Company Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Company. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .05%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company Fund	264,679

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company Fund	Borrower	364,824,000	4.64%	141,065

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	735,047,273	646,483,393	238,423,440
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Company Fund	52,348
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company Fund	221,528	9,059	2,922,312
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14,086.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$4,947,937,641	$1,684,599,444
Class K	656,035,453	300,538,801
Total	$5,603,973,094	$1,985,138,245
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Growth Company Fund
Growth Company
Shares sold	61,567,134	132,647,992	$2,234,510,623	$4,962,500,510
Reinvestment of distributions	108,705,819	48,617,728	4,541,729,126	1,556,253,482
Shares redeemed	(89,249,727)	(167,032,946)	(3,431,083,394)	(6,363,433,073)
Net increase (decrease)	81,023,226	14,232,774	$3,345,156,355	$155,320,919
Class K
Shares sold	12,449,854	27,289,679	$483,842,016	$1,018,338,436
Reinvestment of distributions	15,572,632	9,329,212	654,829,174	300,214,055
Shares redeemed	(51,442,151)	(85,430,706)	(2,103,926,173)	(3,147,517,202)
Net increase (decrease)	(23,419,665)	(48,811,815)	$(965,254,983)	$(1,828,964,711)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	23%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	28%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704741.127
GCF-SANN-0725
Fidelity® Growth Strategies Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 1.0%
Financials - 1.0%
Banks - 1.0%
NU Holdings Ltd/Cayman Islands Class A (a)	3,058,410	36,731,504
CANADA - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	165,213	8,017,769
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	165,300	8,889,834
ISRAEL - 1.1%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	4,800	284,160
Information Technology - 1.1%
IT Services - 0.5%
Wix.com Ltd (a)	124,700	18,574,065
Software - 0.6%
Cellebrite DI Ltd (a)	1,201,200	20,036,016
TOTAL INFORMATION TECHNOLOGY		38,610,081

TOTAL ISRAEL		38,894,241
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	1,257,400	35,270,070
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	417,927	13,018,426
UNITED STATES - 95.3%
Communication Services - 4.1%
Entertainment - 2.9%
IMAX Corp (a)(b)	500,500	13,938,925
Live Nation Entertainment Inc (a)	171,848	23,575,827
ROBLOX Corp Class A (a)	851,500	74,063,470
		111,578,222
Interactive Media & Services - 0.2%
Reddit Inc Class A (a)	56,000	6,291,600
Media - 1.0%
Trade Desk Inc (The) Class A (a)	502,164	37,772,776
TOTAL COMMUNICATION SERVICES		155,642,598

Consumer Discretionary - 10.4%
Diversified Consumer Services - 1.1%
Duolingo Inc Class A (a)	84,263	43,783,897
Hotels, Restaurants & Leisure - 5.6%
Brinker International Inc (a)	63,200	10,910,216
Carnival Corp (a)	518,000	12,027,960
Cava Group Inc (a)	151,000	12,271,770
Dutch Bros Inc Class A (a)	513,100	37,045,820
First Watch Restaurant Group Inc (a)(b)	878,100	13,557,864
Hilton Worldwide Holdings Inc	175,970	43,717,987
Royal Caribbean Cruises Ltd	71,400	18,347,658
Sportradar Holding AG Class A (a)	205,400	4,911,114
Texas Roadhouse Inc	167,575	32,712,316
Wingstop Inc (b)	59,700	20,399,490
Wyndham Hotels & Resorts Inc	69,600	5,761,488
		211,663,683
Household Durables - 1.6%
SharkNinja Inc (a)	159,700	14,681,221
Somnigroup International Inc (b)	725,470	47,199,078
		61,880,299
Specialty Retail - 1.8%
Carvana Co Class A (a)	84,500	27,645,020
Chewy Inc Class A (a)	457,600	20,706,400
O'Reilly Automotive Inc (a)	5,000	6,837,500
Tractor Supply Co (b)	263,700	12,763,080
		67,952,000
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	60,794	6,414,983
VF Corp	463,000	5,768,980
		12,183,963
TOTAL CONSUMER DISCRETIONARY		397,463,842

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	79,605	34,847,885
Performance Food Group Co (a)	289,670	25,942,845
US Foods Holding Corp (a)	254,900	20,167,688
		80,958,418
Personal Care Products - 0.2%
elf Beauty Inc (a)	65,800	7,401,842
TOTAL CONSUMER STAPLES		88,360,260

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	128,438	30,438,522
Hess Corp	155,417	20,544,573
Permian Resources Corp Class A	330,600	4,168,866
Targa Resources Corp	198,300	31,317,519
Texas Pacific Land Corp (b)	6,500	7,241,195
		93,710,675
Financials - 11.7%
Capital Markets - 8.0%
Ameriprise Financial Inc	117,217	59,691,585
Ares Management Corp Class A	279,437	46,246,824
Blue Owl Capital Inc Class A	1,869,600	34,924,128
Coinbase Global Inc Class A (a)	99,300	24,489,366
Jefferies Financial Group Inc	233,300	11,338,379
LPL Financial Holdings Inc	68,460	26,504,974
MSCI Inc	64,439	36,344,885
Robinhood Markets Inc Class A (a)	696,900	46,099,935
Tradeweb Markets Inc Class A	129,800	18,749,610
		304,389,686
Financial Services - 1.6%
Affirm Holdings Inc Class A (a)	152,400	7,909,560
Apollo Global Management Inc	139,842	18,275,951
Block Inc Class A (a)	201,500	12,442,625
Corpay Inc (a)	400	130,044
Toast Inc Class A (a)	533,200	22,490,376
		61,248,556
Insurance - 2.1%
Arthur J Gallagher & Co	80,941	28,122,141
Brown & Brown Inc	226,700	25,594,430
Kinsale Capital Group Inc (b)	56,700	26,761,833
		80,478,404
TOTAL FINANCIALS		446,116,646

Health Care - 7.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	149,000	45,379,440
Natera Inc (a)	54,200	8,548,966
Neurocrine Biosciences Inc (a)	43,700	5,375,974
Viking Therapeutics Inc (a)	51,400	1,377,520
		60,681,900
Health Care Equipment & Supplies - 1.5%
Dexcom Inc (a)	84,770	7,273,266
Insulet Corp (a)	91,400	29,707,742
Penumbra Inc (a)	2,626	701,063
TransMedics Group Inc (a)(b)	164,400	20,898,528
		58,580,599
Health Care Providers & Services - 2.4%
Cardinal Health Inc	244,245	37,721,198
Cencora Inc	176,246	51,329,885
		89,051,083
Health Care Technology - 1.5%
Doximity Inc Class A (a)	650,400	33,879,336
Veeva Systems Inc Class A (a)	80,056	22,391,663
		56,270,999
Life Sciences Tools & Services - 0.2%
West Pharmaceutical Services Inc	36,999	7,801,239
TOTAL HEALTH CARE		272,385,820

Industrials - 26.2%
Aerospace & Defense - 8.7%
Axon Enterprise Inc (a)	222,470	166,932,590
HEICO Corp Class A	196,900	46,436,896
Howmet Aerospace Inc	421,163	71,551,382
Karman Holdings Inc (b)	7,800	334,308
Loar Holdings Inc (a)	3,400	295,970
Standard Aero Inc	58,000	1,701,140
TransDigm Group Inc	28,900	42,437,627
		329,689,913
Building Products - 2.0%
AAON Inc (b)	248,994	23,975,632
Lennox International Inc	47,230	26,658,974
Trane Technologies PLC	56,568	24,339,513
		74,974,119
Commercial Services & Supplies - 2.6%
Cintas Corp	181,464	41,101,596
GEO Group Inc/The (a)	511,500	13,882,110
GFL Environmental Inc Subordinate Voting Shares (United States)	359,900	18,149,757
Veralto Corp	90,200	9,112,906
VSE Corp	116,131	15,107,482
		97,353,851
Construction & Engineering - 4.2%
Comfort Systems USA Inc	82,700	39,549,621
Construction Partners Inc Class A (a)	477,000	49,937,130
EMCOR Group Inc	83,800	39,541,868
Fluor Corp (a)	363,600	15,118,488
Quanta Services Inc	26,000	8,906,560
Sterling Infrastructure Inc (a)	35,234	6,624,344
		159,678,011
Electrical Equipment - 1.3%
GE Vernova Inc	10,600	5,013,588
nVent Electric PLC	285,187	18,765,305
Vertiv Holdings Co Class A	252,500	27,252,325
		51,031,218
Ground Transportation - 1.9%
Old Dominion Freight Line Inc	245,800	39,369,786
XPO Inc (a)	281,200	32,008,996
		71,378,782
Machinery - 0.5%
RBC Bearings Inc (a)	3,600	1,317,132
Westinghouse Air Brake Technologies Corp	84,500	17,096,040
		18,413,172
Professional Services - 0.2%
Verisk Analytics Inc	31,400	9,863,996
Trading Companies & Distributors - 4.8%
Core & Main Inc Class A (a)	460,300	25,229,043
Fastenal Co	1,246,400	51,526,176
United Rentals Inc	47,900	33,931,402
WW Grainger Inc	66,473	72,293,376
		182,979,997
TOTAL INDUSTRIALS		995,363,059

Information Technology - 25.9%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	211,522	19,022,173
Coherent Corp (a)	409,300	30,955,359
OSI Systems Inc (a)	56,500	12,379,715
Vontier Corp	575,400	20,570,550
		82,927,797
IT Services - 3.6%
Cloudflare Inc Class A (a)	343,600	56,999,804
Gartner Inc (a)	93,800	40,936,196
GoDaddy Inc Class A (a)	212,450	38,697,768
		136,633,768
Semiconductors & Semiconductor Equipment - 1.2%
Entegris Inc	77,700	5,341,098
Monolithic Power Systems Inc	53,000	35,080,700
Onto Innovation Inc (a)	75,300	6,923,082
		47,344,880
Software - 18.1%
Appfolio Inc Class A (a)	51,400	10,854,138
AppLovin Corp Class A (a)	338,230	132,924,390
Cadence Design Systems Inc (a)	42,423	12,178,371
Datadog Inc Class A (a)	372,100	43,863,148
Fair Isaac Corp (a)	40,679	70,223,344
Guidewire Software Inc (a)	39,500	8,493,290
HubSpot Inc (a)	62,400	36,809,760
Manhattan Associates Inc (a)	26,900	5,078,182
MicroStrategy Inc Class A (a)(b)	12,300	4,539,438
Monday.com Ltd (a)	46,100	13,714,289
Onestream Inc Class A	4,100	115,046
Palantir Technologies Inc Class A (a)	2,419,700	318,868,066
Synopsys Inc (a)	23,818	11,051,076
Tyler Technologies Inc (a)	36,100	20,829,339
		689,541,877
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc Class A (a)	136,196	7,298,744
Super Micro Computer Inc (a)(b)	559,700	22,399,194
		29,697,938
TOTAL INFORMATION TECHNOLOGY		986,146,260

Materials - 2.0%
Construction Materials - 1.5%
CRH PLC	213,900	19,499,124
Vulcan Materials Co	144,630	38,337,074
		57,836,198
Metals & Mining - 0.3%
Carpenter Technology Corp	40,600	9,541,000
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	94,500	8,511,615
TOTAL MATERIALS		75,888,813

Real Estate - 1.4%
Health Care REITs - 0.7%
Welltower Inc	166,300	25,656,764
Specialized REITs - 0.7%
Iron Mountain Inc	288,764	28,503,894
TOTAL REAL ESTATE		54,160,658

Utilities - 1.6%
Electric Utilities - 0.4%
NRG Energy Inc	114,930	17,917,587
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	275,300	44,204,921
TOTAL UTILITIES		62,122,508

TOTAL UNITED STATES		3,627,361,139
TOTAL COMMON STOCKS (Cost $2,623,752,080)		3,768,182,983

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	56,989,331	57,000,728
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	112,302,516	112,313,746
TOTAL MONEY MARKET FUNDS (Cost $169,314,474)			169,314,474

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $2,793,066,554)	3,937,497,457
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(128,394,989)
NET ASSETS - 100.0%	3,809,102,468

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,942,206	503,230,226	464,171,704	520,961	-	-	57,000,728	56,989,331	0.1%
Fidelity Securities Lending Cash Central Fund	77,154,473	330,755,062	295,595,789	24,650	-	-	112,313,746	112,302,516	0.4%
Total	95,096,679	833,985,288	759,767,493	545,611	-	-	169,314,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	155,642,598	155,642,598	-	-
Consumer Discretionary	449,641,515	449,641,515	-	-
Consumer Staples	88,360,260	88,360,260	-	-
Energy	106,729,101	106,729,101	-	-
Financials	483,132,310	483,132,310	-	-
Health Care	272,385,820	272,385,820	-	-
Industrials	995,363,059	995,363,059	-	-
Information Technology	1,024,756,341	1,024,756,341	-	-
Materials	75,888,813	75,888,813	-	-
Real Estate	54,160,658	54,160,658	-	-
Utilities	62,122,508	62,122,508	-	-

Money Market Funds	169,314,474	169,314,474	-	-
Total Investments in Securities:	3,937,497,457	3,937,497,457	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,968,850) - See accompanying schedule:
Unaffiliated issuers (cost $2,623,752,080)	$3,768,182,983
Fidelity Central Funds (cost $169,314,474)	169,314,474

Total Investment in Securities (cost $2,793,066,554)		$3,937,497,457
Receivable for fund shares sold		2,190,011
Dividends receivable		780,874
Distributions receivable from Fidelity Central Funds		58,180
Prepaid expenses		474
Other receivables		27,029
Total assets		3,940,554,025
Liabilities
Payable for investments purchased	$13,989,536
Payable for fund shares redeemed	3,044,929
Accrued management fee	2,055,616
Distribution and service plan fees payable	1,920
Other payables and accrued expenses	46,706
Collateral on securities loaned	112,312,850
Total liabilities		131,451,557
Net Assets		$3,809,102,468
Net Assets consist of:
Paid in capital		$2,565,511,741
Total accumulated earnings (loss)		1,243,590,727
Net Assets		$3,809,102,468

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,276,890 ÷ 88,303 shares)(a)		$71.08
Maximum offering price per share (100/94.25 of $71.08)		$75.42
Class M :
Net Asset Value and redemption price per share ($1,110,992 ÷ 15,656 shares)(a)		$70.96
Maximum offering price per share (100/96.50 of $70.96)		$73.53
Class C :
Net Asset Value and offering price per share ($642,416 ÷ 9,078 shares)(a)		$70.77
Growth Strategies :
Net Asset Value, offering price and redemption price per share ($3,629,849,913 ÷ 50,970,113 shares)		$71.22
Class K :
Net Asset Value, offering price and redemption price per share ($149,291,081 ÷ 2,065,380 shares)		$72.28
Class I :
Net Asset Value, offering price and redemption price per share ($740,665 ÷ 10,407 shares)		$71.17
Class Z :
Net Asset Value, offering price and redemption price per share ($21,190,511 ÷ 297,388 shares)		$71.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$6,953,814
Income from Fidelity Central Funds (including $24,650 from security lending)		545,611
Total income		7,499,425
Expenses
Management fee
Basic fee	$11,053,601
Performance adjustment	737,862
Distribution and service plan fees	6,502
Custodian fees and expenses	21,274
Independent trustees' fees and expenses	7,391
Registration fees	68,140
Audit fees	70,689
Legal	4,725
Interest	33,402
Miscellaneous	7,622
Total expenses before reductions	12,011,208
Expense reductions	(1,500)
Total expenses after reductions		12,009,708
Net Investment income (loss)		(4,510,283)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	109,758,771
Foreign currency transactions	(356)
Total net realized gain (loss)		109,758,415
Change in net unrealized appreciation (depreciation) on investment securities		(155,959,038)
Net gain (loss)		(46,200,623)
Net increase (decrease) in net assets resulting from operations		$(50,710,906)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,510,283)	$(2,508,207)
Net realized gain (loss)	109,758,415	982,092,975
Change in net unrealized appreciation (depreciation)	(155,959,038)	292,550,056
Net increase (decrease) in net assets resulting from operations	(50,710,906)	1,272,134,824
Distributions to shareholders	(258,140,300)	(2,052,905)

Share transactions - net increase (decrease)	344,146,266	(654,705,525)
Total increase (decrease) in net assets	35,295,060	615,376,394

Net Assets
Beginning of period	3,773,807,408	3,158,431,014
End of period	$3,809,102,468	$3,773,807,408

Financial Highlights
Fidelity Advisor® Growth Strategies Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.34	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.06)
Net realized and unrealized gain (loss)	(.87)	9.79
Total from investment operations	(1.02)	9.73
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$71.08	$77.34
Total Return D,E,F	(1.09) %	14.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	1.05% I,J
Expenses net of fee waivers, if any	.97 % I	1.02% I,J
Expenses net of all reductions, if any	.97% I	1.02% I,J
Net investment income (loss)	(.47)% I	(.59)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$6,277	$330
Portfolio turnover rate K	48 % I	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.31	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.24)	(.09)
Net realized and unrealized gain (loss)	(.87)	9.79
Total from investment operations	(1.11)	9.70
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$70.96	$77.31
Total Return D,E,F	(1.21) %	14.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.22% I	1.27% I,J
Expenses net of fee waivers, if any	1.22 % I	1.25% I,J
Expenses net of all reductions, if any	1.22% I	1.25% I,J
Net investment income (loss)	(.75)% I	(.84)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,111	$148
Portfolio turnover rate K	48 % I	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.26	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.41)	(.14)
Net realized and unrealized gain (loss)	(.84)	9.79
Total from investment operations	(1.25)	9.65
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$70.77	$77.26
Total Return D,E,F	(1.41) %	14.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.72% I	1.77% I,J
Expenses net of fee waivers, if any	1.72 % I	1.75% I,J
Expenses net of all reductions, if any	1.72% I	1.75% I,J
Net investment income (loss)	(1.25)% I	(1.35)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$642	$114
Portfolio turnover rate K	48 % I	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$77.37	$53.20	$49.87	$71.14	$61.57	$50.98
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.05)	.06 C	(.08)	(.15)	.04 D
Net realized and unrealized gain (loss)	(.82)	24.25	3.27	(12.20)	14.72	12.31
Total from investment operations	(.91)	24.20	3.33	(12.28)	14.57	12.35
Distributions from net investment income	-	(.03) E	-	-	-	(.22)
Distributions from net realized gain	(5.24)	- E,F	-	(8.99)	(5.00)	(1.55)
Total distributions	(5.24)	(.03)	-	(8.99)	(5.00)	(1.76) G
Net asset value, end of period	$71.22	$77.37	$53.20	$49.87	$71.14	$61.57
Total Return H,I	(.94) %	45.51%	6.68%	(19.98)%	25.31%	25.02%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.68% L	.77%	.75%	.83%	.63%	.63%
Expenses net of fee waivers, if any	.68 % L	.77%	.75%	.83%	.63%	.63%
Expenses net of all reductions, if any	.68% L	.77%	.75%	.83%	.63%	.63%
Net investment income (loss)	(.26)% L	(.08)%	.12% C	(.16)%	(.23)%	.07% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,629,850	$3,590,305	$2,962,005	$2,772,991	$3,380,836	$3,010,588
Portfolio turnover rate M	48 % L	93% N	75% N	74% N	49%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FAmount represents less than $.005 per share.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund Class K

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$78.42	$53.94	$50.50	$71.85	$62.08	$51.38
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.01	.12 C	(.02)	(.08)	.10 D
Net realized and unrealized gain (loss)	(.84)	24.56	3.32	(12.34)	14.85	12.42
Total from investment operations	(.90)	24.57	3.44	(12.36)	14.77	12.52
Distributions from net investment income	-	(.09) E	-	-	-	(.27)
Distributions from net realized gain	(5.24)	- E,F	- E	(8.99)	(5.00)	(1.55)
Total distributions	(5.24)	(.09)	-	(8.99)	(5.00)	(1.82)
Net asset value, end of period	$72.28	$78.42	$53.94	$50.50	$71.85	$62.08
Total Return G,H	(.91) %	45.62%	6.81%	(19.89)%	25.44%	25.17%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.61% K	.69%	.64%	.72%	.52%	.52%
Expenses net of fee waivers, if any	.61 % K	.68%	.63%	.71%	.52%	.52%
Expenses net of all reductions, if any	.61% K	.68%	.63%	.71%	.52%	.51%
Net investment income (loss)	(.18)% K	.01%	.23% C	(.05)%	(.13)%	.19% D
Supplemental Data
Net assets, end of period (000 omitted)	$149,291	$170,619	$196,426	$197,851	$251,424	$236,150
Portfolio turnover rate L	48 % K	93% M	75% M	74% M	49%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.37	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.04)
Net realized and unrealized gain (loss)	(.87)	9.80
Total from investment operations	(.96)	9.76
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$71.17	$77.37
Total Return D,E	(1.01) %	14.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72% H	.77% H,I
Expenses net of fee waivers, if any	.72 % H	.75% H,I
Expenses net of all reductions, if any	.72% H	.75% H,I
Net investment income (loss)	(.26)% H	(.33)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$741	$143
Portfolio turnover rate J	48 % H	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$77.39	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.04)
Net realized and unrealized gain (loss)	(.84)	9.82
Total from investment operations	(.89)	9.78
Distributions from net realized gain	(5.24)	-
Total distributions	(5.24)	-
Net asset value, end of period	$71.26	$77.39
Total Return D,E	(.91) %	14.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.82% H,I
Expenses net of fee waivers, if any	.61 % H	.67% H,I
Expenses net of all reductions, if any	.61% H	.67% H,I
Net investment income (loss)	(.16)% H	(.50)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$21,191	$12,148
Portfolio turnover rate J	48 % H	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Growth Strategies, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$10,982

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,261,763,777
Gross unrealized depreciation	(119,751,006)
Net unrealized appreciation (depreciation)	$1,142,012,771
Tax cost	$2,795,484,686

The Fund elected to defer to its next fiscal year approximately $4,146,604 of ordinary losses recognized during the period January 1, 2024 to November 30, 2024.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	920,764,783	853,565,317

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	21,670,901	649,710,323	1,321,438,900
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Growth Strategies	.67
Class K	.56
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Growth Strategies	.63
Class K	.55
Class I	.67
Class Z	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Strategies Fund	Russell Midcap Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Strategies. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .04%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,100	528
Class M	.25%	.25%	1,562	258
Class C	.75%	.25%	1,840	1,211
			6,502	1,997
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,786
Class M	61
4,847
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies Fund	15,507

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies Fund	Borrower	10,840,917	4.62%	33,402

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	23,859,868	56,689,489	8,589,423
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Strategies Fund	2,768
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies Fund	2,587	387	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies Fund	83,948
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount ($)
Class A	-
Class M	-
Class C	-
Growth Strategies	1,427
Class K	68
Class I	-
Class Z	5
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Growth Strategies Fund
Distributions to shareholders
Class A	$35,301	$ -
Class M	21,538	-
Class C	15,039	-
Growth Strategies	245,799,143	1,721,828
Class K	11,426,526	331,077
Class I	14,393	-
Class Z	828,360	-
Total	$258,140,300	$2,052,905
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024 A	Six months ended May 31, 2025	Year ended November 30, 2024 A
Fidelity Growth Strategies Fund
Class A
Shares sold	100,554	4,270	$6,914,080	$308,888
Reinvestment of distributions	514	-	35,301	-
Shares redeemed	(17,035)	-	(1,086,485)	-
Net increase (decrease)	84,033	4,270	$5,862,896	$308,888
Class M
Shares sold	15,380	1,920	$1,035,155	$132,740
Reinvestment of distributions	308	-	21,175	-
Shares redeemed	(1,952)	-	(118,665)	-
Net increase (decrease)	13,736	1,920	$937,665	$132,740
Class C
Shares sold	7,562	1,479	$524,915	$100,000
Reinvestment of distributions	219	-	15,039	-
Shares redeemed	(182)	-	(11,717)	-
Net increase (decrease)	7,599	1,479	$528,237	$100,000
Growth Strategies
Shares sold	6,025,710	26,416,234	$419,856,934	$1,611,260,009
Reinvestment of distributions	3,329,324	28,347	228,891,034	1,607,846
Shares redeemed	(4,787,801)	(35,715,980)	(316,917,140)	(2,190,810,008)
Net increase (decrease)	4,567,233	(9,271,399)	$331,830,828	$(577,942,153)
Class K
Shares sold	343,686	374,380	$23,803,215	$24,212,442
Reinvestment of distributions	163,798	5,763	11,426,526	331,077
Shares redeemed	(617,751)	(1,846,320)	(40,502,961)	(114,074,001)
Net increase (decrease)	(110,267)	(1,466,177)	$(5,273,220)	$(89,530,482)
Class I
Shares sold	8,881	1,854	$633,313	$128,650
Reinvestment of distributions	209	-	14,393	-
Shares redeemed	(537)	-	(33,330)	-
Net increase (decrease)	8,553	1,854	$614,376	$128,650
Class Z
Shares sold	148,330	156,979	$10,147,780	$12,097,188
Reinvestment of distributions	11,187	-	769,358	-
Shares redeemed	(19,103)	(5)	(1,271,654)	(356)
Net increase (decrease)	140,414	156,974	$9,645,484	$12,096,832

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704532.127
FEG-SANN-0725
Fidelity® Growth Company K6 Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company K6 Fund
Consolidated Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	1,805	2,335,778
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	121,346	22,031,392

TOTAL BELGIUM		22,031,392
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)(e)	351,576	4,252,677
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	106,842	6,253,462
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	44,740	5,162,101
IT Services - 0.3%
Shopify Inc Class A (c)	390,862	41,764,859
TOTAL INFORMATION TECHNOLOGY		46,926,960

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	33,934	4,003,873
Barrick Mining Corp	972,022	18,642,197
		22,646,070
TOTAL CANADA		80,079,169
CHINA - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	185,000	21,060,400
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	376,567	11,790,313
Trip.com Group Ltd ADR	99,739	6,248,648
		18,038,961
TOTAL CONSUMER DISCRETIONARY		39,099,361

Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (c)	185,300	45,505,974
Zai Lab Ltd ADR (c)	113,704	3,427,039
		48,933,013
TOTAL CHINA		88,032,374
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,957	2,761,278
Zealand Pharma A/S (c)	296,001	20,575,388
		23,336,666
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,024	73,216
TOTAL DENMARK		23,409,882
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	8,119,598	42,384,302
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	439	13,448
DNA Script SAS (b)(c)(d)	115	3,517

TOTAL FRANCE		16,965
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)(e)	55,599	2,990,114
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	131,183	12,568,643
TOTAL GERMANY		15,558,757
INDIA - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (c)(e)	222,180	22,580,153
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	921,392	15,307,963
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	421,723	31,793,698
Financial Services - 0.0%
Jio Financial Services Ltd (c)	635,846	2,131,147
TOTAL FINANCIALS		33,924,845

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	486,000	2,034,364
TOTAL INDIA		73,847,325
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	797,132	3,658,836
Pharmaceuticals - 0.1%
GH Research PLC (c)(e)	482,357	5,802,755
TOTAL HEALTH CARE		9,461,591

Information Technology - 0.0%
Software - 0.0%
Circle Internet Financial LLC	127,757	3,321,682
TOTAL IRELAND		12,783,273
ISRAEL - 0.2%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Oddity Tech Ltd Class A (c)	368,910	27,457,972
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	23,825	1,410,440
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (c)	23,925	3,563,628
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	24,668	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	25,107	0
		0
TOTAL INFORMATION TECHNOLOGY		3,563,628

TOTAL ISRAEL		32,432,040
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	16,567	921,125
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	632,479	14,563,715
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	160,228	4,061,780
Kioxia Holdings Corp (c)(e)	374,640	5,464,883
		9,526,663
TOTAL JAPAN		24,090,378
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	74,975	3,049,441
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	251,810	7,267,237
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	197,600	113,276,176
Pharmaceuticals - 0.0%
Pharvaris NV (c)	305,541	5,071,981
TOTAL HEALTH CARE		118,348,157

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	2,411	1,776,352
TOTAL NETHERLANDS		120,124,509
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)	144,900	8,454,645
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	3,500	0
SWITZERLAND - 0.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
On Holding AG Class A (c)	1,988,500	118,097,015
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	179,431	6,511,551
Idorsia Ltd (c)(e)	506,215	1,009,970
		7,521,521
Pharmaceuticals - 0.1%
Galderma Group AG	82,475	10,792,901
TOTAL HEALTH CARE		18,314,422

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,308	529,511
TOTAL SWITZERLAND		136,940,948
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	135,121	26,121,592
UNITED KINGDOM - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	287,252	15,777,366
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	2,668	2,348,907
TOTAL FINANCIALS		18,126,273

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	313,431	11,471,574
TOTAL UNITED KINGDOM		29,597,847
UNITED STATES - 93.2%
Communication Services - 14.2%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	106,813	4,695,499
Entertainment - 2.0%
Netflix Inc (c)	289,383	349,351,839
ROBLOX Corp Class A (c)	322,826	28,079,405
Roku Inc Class A (c)	82,057	5,945,850
Spotify Technology SA (c)	10,393	6,912,800
Walt Disney Co/The	67	7,574
		390,297,468
Interactive Media & Services - 11.8%
Alphabet Inc Class A	4,207,181	722,541,265
Alphabet Inc Class C	1,745,818	301,764,641
Epic Games Inc (b)(c)(d)	5,000	3,370,650
Meta Platforms Inc Class A	1,830,604	1,185,297,785
Pinterest Inc Class A (c)	168,655	5,246,857
Reddit Inc Class A (c)	104,733	11,766,753
Reddit Inc Class B (c)	51,402	5,775,014
Snap Inc Class A (c)	1,729,074	14,264,861
		2,250,027,826
Media - 0.0%
Comcast Corp Class A	132,819	4,591,553
Trade Desk Inc (The) Class A (c)	27,563	2,073,289
		6,664,842
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	279,190	67,619,818
TOTAL COMMUNICATION SERVICES		2,719,305,453

Consumer Discretionary - 14.1%
Automobiles - 1.8%
Rad Power Bikes Inc (b)(c)(d)	171,416	15,427
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	280,502	53,295
Rivian Automotive Inc Class A (c)(e)	153,922	2,236,487
Tesla Inc (c)	977,767	338,757,155
		341,062,364
Broadline Retail - 6.2%
Amazon.com Inc (c)	5,441,443	1,115,550,230
Etsy Inc (c)	28,696	1,588,324
Ollie's Bargain Outlet Holdings Inc (c)	655,141	73,015,464
		1,190,154,018
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	74,364	9,592,956
Booking Holdings Inc	13,583	74,963,627
Brinker International Inc (c)	78,989	13,635,871
Cava Group Inc (c)	29,119	2,366,501
Chipotle Mexican Grill Inc (c)	660,365	33,071,079
DoorDash Inc Class A (c)	27,803	5,801,096
Expedia Group Inc Class A	2,190	365,183
Marriott International Inc/MD Class A1	96,422	25,439,016
McDonald's Corp	847	265,831
Shake Shack Inc Class A (c)	27,506	3,570,004
Sonder Holdings Inc Stage 1 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 2 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 3 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 4 rights (b)(c)	5,104	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,103	0
Sonder Holdings Inc Stage 5 rights (b)(c)	5,102	0
Starbucks Corp	131,715	11,057,474
Viking Holdings Ltd (c)	76,101	3,397,149
Wingstop Inc	12,772	4,364,192
		187,889,979
Household Durables - 0.4%
DR Horton Inc	70,009	8,265,263
Garmin Ltd	171,201	34,748,667
Lennar Corp Class A	87,412	9,272,665
SharkNinja Inc (c)	260,657	23,962,198
Toll Brothers Inc	71,493	7,453,145
		83,701,938
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	235,661	1,673,193
Specialty Retail - 2.2%
Carvana Co Class A (c)	94,882	31,041,595
Dick's Sporting Goods Inc	132,456	23,754,659
Fanatics Inc Class A (b)(c)(d)	204,775	12,470,798
Floor & Decor Holdings Inc Class A (c)	65,983	4,730,321
Home Depot Inc/The	308,429	113,591,316
Lowe's Cos Inc	180,627	40,772,933
Restoration Hardware Inc (c)	17,266	3,127,045
Revolve Group Inc Class A (c)	658,455	13,564,173
Ross Stores Inc	95,053	13,315,975
TJX Cos Inc/The	810,890	102,901,941
Wayfair Inc Class A (c)(e)	1,337,509	55,158,871
		414,429,627
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp (c)	1,586,652	167,423,519
Lululemon Athletica Inc (c)	835,052	264,435,917
NIKE Inc Class B	243,545	14,756,391
Skechers USA Inc Class A (c)	524,575	32,544,633
		479,160,460
TOTAL CONSUMER DISCRETIONARY		2,698,071,579

Consumer Staples - 3.3%
Beverages - 0.9%
Celsius Holdings Inc (c)	3,040	115,155
Coca-Cola Co/The	1,416,092	102,100,233
Constellation Brands Inc Class A	9,688	1,727,274
Keurig Dr Pepper Inc	726,039	24,445,733
Monster Beverage Corp (c)	137,034	8,763,324
PepsiCo Inc	210,502	27,670,488
		164,822,207
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	886,276	19,701,915
Costco Wholesale Corp	110,549	114,990,859
Kroger Co/The	519,503	35,445,690
Maplebear Inc (c)	24,683	1,127,273
Target Corp	166,497	15,652,383
Walmart Inc	177,902	17,562,485
		204,480,605
Food Products - 0.1%
Bunge Global SA	45,561	3,560,592
Conagra Brands Inc	231,702	5,303,659
Hershey Co/The	12,437	1,998,502
Mondelez International Inc	117,536	7,932,505
Simply Good Foods Co/The (c)	134,051	4,626,100
WK Kellogg Co (e)	66,456	1,124,435
		24,545,793
Household Products - 0.3%
Church & Dwight Co Inc	75,572	7,429,483
Clorox Co/The	21,511	2,836,871
Colgate-Palmolive Co	101,519	9,435,176
Procter & Gamble Co/The	166,680	28,317,265
		48,018,795
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	428,643	698,688
Beauty Health Co/The Class A (c)(e)	1,343,906	2,190,567
BellRing Brands Inc (c)	67,445	4,245,663
Kenvue Inc	224,320	5,354,518
		12,489,436
Tobacco - 0.9%
JUUL Labs Inc Class A (b)(c)(d)	2,825,095	3,446,616
Philip Morris International Inc	960,124	173,388,793
		176,835,409
TOTAL CONSUMER STAPLES		631,192,245

Energy - 0.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	104,784	3,882,247
Halliburton Co	112,439	2,202,680
		6,084,927
Oil, Gas & Consumable Fuels - 0.3%
EOG Resources Inc	8,538	926,971
EQT Corp	197,644	10,896,114
Range Resources Corp	620,057	23,586,968
Valero Energy Corp	54,067	6,973,021
		42,383,074
TOTAL ENERGY		48,468,001

Financials - 4.6%
Banks - 0.5%
Bank of America Corp	917,561	40,491,967
JPMorgan Chase & Co	144,219	38,073,816
Wells Fargo & Co	329,218	24,618,922
		103,184,705
Capital Markets - 1.0%
Blackrock Inc	28,076	27,511,392
Coinbase Global Inc Class A (c)	84,823	20,919,048
Goldman Sachs Group Inc/The	27,994	16,808,997
Robinhood Markets Inc Class A (c)	1,999,217	132,248,205
		197,487,642
Consumer Finance - 0.1%
American Express Co	40,195	11,819,340
Financial Services - 2.9%
Apollo Global Management Inc	127,129	16,614,489
Block Inc Class A (c)	38,033	2,348,538
Mastercard Inc Class A	367,644	215,292,326
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	23,230	26,250
Toast Inc Class A (c)	532,385	22,455,999
Visa Inc Class A	804,788	293,900,530
		550,638,132
Insurance - 0.1%
Progressive Corp/The	81,072	23,099,845
TOTAL FINANCIALS		886,229,664

Health Care - 8.1%
Biotechnology - 4.3%
AbbVie Inc	136,161	25,340,924
Absci Corp (c)(e)	1,970,807	5,222,639
Akouos Inc (b)(c)	338,256	64,268
Alector Inc (c)	1,245,457	1,656,458
Alnylam Pharmaceuticals Inc (c)	409,057	124,582,400
Amgen Inc	114,285	32,934,651
Annexon Inc (c)	617,106	1,258,896
Antares Therapeutics Inc (b)	792,406	142,633
Apogee Therapeutics Inc (c)	434,878	15,933,930
Arcellx Inc (c)	97,629	6,058,856
Arrowhead Pharmaceuticals Inc (c)	416,622	6,695,116
aTyr Pharma Inc (c)(e)	1,221,542	5,460,293
Avidity Biosciences Inc (c)	1,118,082	34,638,180
Beam Therapeutics Inc (c)	821,587	13,005,722
Biohaven Ltd (c)	47,571	704,527
Biomea Fusion Inc (c)(e)	596,198	858,525
Boundless Bio Inc (c)	241,344	265,478
CAMP4 Therapeutics Corp (e)	32,528	64,405
Candel Therapeutics Inc (c)	203,912	1,111,320
Caris Life Sciences Inc (b)(c)(d)	362,791	653,024
Cartesian Therapeutics Inc (c)	108,220	1,034,583
Century Therapeutics Inc (c)	287,390	152,432
Cibus Inc Class A (c)(e)	433,756	1,401,032
Crinetics Pharmaceuticals Inc (c)	163,993	5,003,426
Day One Biopharmaceuticals Inc (c)(e)	343,325	2,190,414
Denali Therapeutics Inc (c)	442,291	5,855,933
Dianthus Therapeutics Inc (c)	265,252	4,612,732
Disc Medicine Inc rights (b)(c)	50,893	0
Dyne Therapeutics Inc (c)	374,889	4,483,672
Entrada Therapeutics Inc (c)(e)	78,568	597,117
Exact Sciences Corp (c)	56,769	3,194,959
Foghorn Therapeutics Inc (c)	535,202	2,183,624
Generation Bio CO (c)	362,643	137,152
Ideaya Biosciences Inc (c)	1,278,365	25,426,680
Immunome Inc (c)(e)	508,921	4,458,148
Immunovant Inc (c)(e)	1,413,552	20,991,247
Ionis Pharmaceuticals Inc (c)(e)	2,383,556	79,872,962
Jade Biosciences Inc (d)	167,574	1,214,912
Janux Therapeutics Inc (c)	478,749	11,394,226
Korro Bio Inc (c)	31,283	357,252
Korro Bio Inc (c)(d)	21,489	245,404
Krystal Biotech Inc (c)	216,585	27,281,047
Kymera Therapeutics Inc (c)	431,486	12,789,245
Lexicon Pharmaceuticals Inc (c)(e)	3,533,332	2,213,986
Metsera Inc (e)	866,256	23,146,360
Metsera Inc (f)	186,991	4,996,400
Moderna Inc (c)	1,595,558	42,378,020
Monte Rosa Therapeutics Inc (c)(e)	97,703	408,399
MoonLake Immunotherapeutics Class A (c)	180,981	7,060,069
Nurix Therapeutics Inc (c)	171,319	1,821,121
Nuvalent Inc Class A (c)	520,602	38,842,115
ORIC Pharmaceuticals Inc (c)(e)	246,991	2,017,916
Oruka Therapeutics Inc	91,935	1,007,608
Recursion Pharmaceuticals Inc Class A (c)(e)	486,954	2,035,468
Regeneron Pharmaceuticals Inc	25,312	12,409,967
Revolution Medicines Inc (c)	588,508	23,187,215
Roivant Sciences Ltd (c)(e)	5,198,735	57,134,098
Sana Biotechnology Inc (c)(e)	2,975,189	6,456,160
Scholar Rock Holding Corp (c)	1,095,578	31,782,718
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	39,325	858,896
Seres Therapeutics Inc (c)(e)	49,810	351,161
Sigilon Therapeutics Inc rights (b)(c)	8,716	73,389
Spyre Therapeutics Inc (c)	454,936	6,951,422
Summit Therapeutics Inc (c)(e)	624,539	11,375,978
Taysha Gene Therapies Inc (c)	1,522,840	4,126,896
Tectonic Therapeutic Inc (c)	240,573	5,174,725
UNITY Biotechnology Inc warrants 8/22/2027 (c)	712,537	17
Upstream Bio Inc	96,703	892,569
Vaxcyte Inc (c)	154,489	5,019,348
Vera Therapeutics Inc Class A (c)	239,804	4,544,286
Vertex Pharmaceuticals Inc (c)	58,247	25,748,086
Viking Therapeutics Inc (c)(e)	244,393	6,549,732
		820,094,569
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	34,202	4,568,703
Blink Health LLC Class A1 (b)(c)(d)	85,627	2,835,966
Boston Scientific Corp (c)	71,512	7,527,353
Ceribell Inc	72,624	1,220,809
Dexcom Inc (c)	130,216	11,172,533
GE HealthCare Technologies Inc	56,869	4,011,539
Inspire Medical Systems Inc (c)	5,804	802,113
Intuitive Surgical Inc (c)	229,386	126,699,064
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,611	44,054
Novocure Ltd (c)	1,779,794	34,011,864
PROCEPT BioRobotics Corp (c)	468,598	27,178,684
		220,072,682
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	407,871	6,268,977
Cardinal Health Inc	76,640	11,836,282
CVS Health Corp	349,782	22,400,039
McKesson Corp	28,776	20,704,620
Scorpion Therapeutics Inc (b)	792,406	261,494
Scorpion Therapeutics Inc (b)	792,406	31,696
Scorpion Therapeutics Inc (b)	792,406	8
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)	792,406	435,823
UnitedHealth Group Inc	41,381	12,493,338
		74,432,277
Health Care Technology - 0.0%
Prognomiq Inc (b)(c)	30,664	7,665
Life Sciences Tools & Services - 0.0%
Danaher Corp	1,385	263,012
Thermo Fisher Scientific Inc	1,187	478,147
		741,159
Pharmaceuticals - 2.3%
Adimab LLC (b)(c)(d)(g)	196,899	3,028,307
Adimab LLC (b)(c)(d)(g)	196,899	947,084
Alto Neuroscience Inc (c)(e)	36,910	95,228
Atea Pharmaceuticals Inc (c)	677,881	2,013,307
Bristol-Myers Squibb Co	116,035	5,602,170
Dragonfly Therapeutics Inc (b)(d)	31,376	1,010,307
Eli Lilly & Co	511,139	377,051,906
Harmony Biosciences Holdings Inc (c)	475,281	16,397,195
Maze Therapeutics Inc (e)	41,336	413,773
Merck & Co Inc	27,742	2,131,695
Nuvation Bio Inc Class A (c)(e)	4,588,350	9,727,302
Ocular Therapeutix Inc (c)	513,463	4,112,839
Optinose Inc (b)	120,082	1
Optinose Inc warrants 11/23/2027 (b)(c)	231,338	4,523
Pfizer Inc	24,275	570,220
Rapport Therapeutics Inc (c)	511,795	4,232,545
Roche Holding AG rights (b)(c)	1,208,256	1,933,210
Sienna Biopharmaceuticals Inc (c)	390,305	0
Skyhawk Therapeutics Inc (b)(c)(d)	127,580	1,419,965
Structure Therapeutics Inc ADR (c)	147,378	3,206,945
		433,898,522
TOTAL HEALTH CARE		1,549,246,874

Industrials - 2.5%
Aerospace & Defense - 0.8%
Boeing Co (c)	88,646	18,378,089
GE Aerospace	64,677	15,904,721
Space Exploration Technologies Corp (b)(c)(d)	526,373	97,379,005
Space Exploration Technologies Corp Class C (b)(c)(d)	100,551	18,601,935
		150,263,750
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	21,026	2,050,876
Building Products - 0.0%
AZEK Co Inc/The Class A (c)	128,414	6,357,777
Construction & Engineering - 0.1%
Fluor Corp (c)	385,367	16,023,560
Quanta Services Inc	31,409	10,759,467
WillScot Holdings Corp	12,708	342,481
		27,125,508
Electrical Equipment - 0.3%
Eaton Corp PLC	80,893	25,901,939
Emerson Electric Co	57,288	6,839,040
GE Vernova Inc	25,868	12,235,047
Vertiv Holdings Co Class A	64,019	6,909,571
		51,885,597
Ground Transportation - 0.6%
Avis Budget Group Inc (c)	111,399	13,567,284
Uber Technologies Inc (c)	849,775	71,517,064
Union Pacific Corp	92,115	20,418,211
		105,502,559
Industrial Conglomerates - 0.1%
3M Co	43,644	6,474,587
Honeywell International Inc	45,751	10,370,380
		16,844,967
Machinery - 0.3%
Caterpillar Inc	59,297	20,637,135
Deere & Co	37,841	19,157,385
Illinois Tool Works Inc	51,743	12,681,174
		52,475,694
Passenger Airlines - 0.3%
Delta Air Lines Inc	303,837	14,702,672
Southwest Airlines Co (e)	385,862	12,880,074
United Airlines Holdings Inc (c)	388,475	30,862,396
		58,445,142
Professional Services - 0.0%
Paylocity Holding Corp (c)	23,700	4,524,330
TOTAL INDUSTRIALS		475,476,200

Information Technology - 45.6%
Communications Equipment - 1.0%
Arista Networks Inc	415,847	36,028,984
Ciena Corp (c)	1,859,880	148,901,993
Lumentum Holdings Inc (c)	129,312	9,346,671
		194,277,648
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (c)	458,112	34,647,011
Corning Inc	247,928	12,294,750
Zebra Technologies Corp Class A (c)	7,368	2,135,024
		49,076,785
IT Services - 1.4%
Akamai Technologies Inc (c)	7,154	543,203
Cloudflare Inc Class A (c)	742,825	123,227,239
CoreWeave Inc Class A (f)	870,120	96,853,057
CoreWeave Inc Class A (b)(f)	91,226	10,195,637
CoreWeave Inc Class A (c)(e)	22,421	2,495,681
IBM Corporation	7,899	2,046,315
Kyndryl Holdings Inc (c)	139,621	5,450,804
MongoDB Inc Class A (c)	6,690	1,263,273
Okta Inc Class A (c)	169,066	17,442,539
Snowflake Inc Class A (c)	16,358	3,364,350
X.Ai Holdings Corp Class A (b)(d)	74,646	2,729,058
		265,611,156
Semiconductors & Semiconductor Equipment - 20.7%
Advanced Micro Devices Inc (c)	142,508	15,779,911
Applied Materials Inc	181,827	28,501,382
ARM Holdings PLC ADR (c)	19,065	2,374,355
Astera Labs Inc (c)	904,639	82,068,850
Broadcom Inc	1,704,637	412,641,479
First Solar Inc (c)	8,476	1,339,885
GlobalFoundries Inc (c)	209,818	7,511,484
Impinj Inc (c)	228,479	26,067,169
KLA Corp	55,009	41,635,212
Lam Research Corp	185,311	14,971,276
Marvell Technology Inc	741,135	44,608,916
Micron Technology Inc	88,926	8,399,950
Monolithic Power Systems Inc	21,772	14,410,887
NVIDIA Corp	22,793,680	3,080,109,978
ON Semiconductor Corp (c)	193,525	8,131,921
QUALCOMM Inc	124,123	18,022,660
Silicon Laboratories Inc (c)	498,779	60,117,833
SiTime Corp (c)	250,378	49,091,614
Teradyne Inc	175,698	13,809,863
Texas Instruments Inc	55,094	10,073,938
		3,939,668,563
Software - 13.9%
Adobe Inc (c)	160,356	66,562,172
Appfolio Inc Class A (c)	5,237	1,105,897
AppLovin Corp Class A (c)	354,317	139,246,581
Asapp Inc warrants 8/28/2028 (b)(c)(d)	351,555	362,102
Atlassian Corp Class A (c)	9,958	2,067,580
Autodesk Inc (c)	64,491	19,097,075
Celestial AI Inc (b)(d)	13,193	219,795
Confluent Inc Class A (c)	400,786	9,230,102
Crowdstrike Holdings Inc Class A (c)	106,235	50,075,992
Datadog Inc Class A (c)	99,640	11,745,563
Docusign Inc (c)	42,163	3,736,063
Elastic NV (c)	68,353	5,527,707
Figma Inc Class A (b)(c)(d)	129,465	3,786,851
HubSpot Inc (c)	37,004	21,828,660
Intuit Inc	82,358	62,054,282
Microsoft Corp	2,540,656	1,169,616,396
MicroStrategy Inc Class A (c)(e)	57,537	21,234,605
Monday.com Ltd (c)	80,363	23,907,189
Nutanix Inc Class A (c)	3,968,064	304,310,828
Oracle Corp	2,213,235	366,356,790
Palantir Technologies Inc Class A (c)	67,496	8,894,623
Palo Alto Networks Inc (c)	28,269	5,439,521
Rubrik Inc Class A (c)	157,044	14,974,145
SailPoint Inc	102,360	1,803,583
Salesforce Inc	504,123	133,779,121
SentinelOne Inc Class A (c)	72,036	1,268,554
Servicenow Inc (c)	117,366	118,667,589
Stripe Inc Class B (b)(c)(d)	38,500	1,366,750
Synopsys Inc (c)	2,941	1,364,565
Workday Inc Class A (c)	42,497	10,526,932
Zoom Communications Inc Class A (c)	446,058	36,242,213
Zscaler Inc (c)	130,450	35,965,065
		2,652,364,891
Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc	6,314,646	1,268,296,649
Pure Storage Inc Class A (c)	4,961,012	265,860,633
Sandisk Corp/DE	1,466,908	55,287,763
Western Digital Corp (c)	90,091	4,644,191
		1,594,089,236
TOTAL INFORMATION TECHNOLOGY		8,695,088,279

Materials - 0.3%
Chemicals - 0.0%
Corteva Inc	88,984	6,300,068
Farmers Business Network Inc (b)(c)	9,829	17,790
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	993,920	1,789,056
Mosaic Co/The	30,600	1,105,884
		9,212,798
Containers & Packaging - 0.0%
Smurfit WestRock PLC	183,186	7,937,449
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,118,226	43,029,337
TOTAL MATERIALS		60,179,584

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	22,510	3,472,843
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	85,652	10,708,213
Zillow Group Inc Class C (c)	133,022	8,927,106
		19,635,319
Specialized REITs - 0.1%
American Tower Corp	82,924	17,799,637
Equinix Inc	6,818	6,059,974
		23,859,611
TOTAL REAL ESTATE		46,967,773

TOTAL UNITED STATES		17,810,225,652
TOTAL COMMON STOCKS (Cost $10,477,703,677)		18,559,704,631

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	310,600	875,426
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	82,200	231,680
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	2,337,238	3,028,126
		4,135,232
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(i)	738,600	807,216
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(d)	515,072	591,817
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(d)	1,089,800	1,309,068
TOTAL HEALTH CARE		1,900,885

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	11,723	8,136
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,629,586	1,790,589
TOTAL INFORMATION TECHNOLOGY		1,798,725

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	1,143,008	1,264,167
TOTAL UNITED STATES		9,906,225
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,857,827)		9,906,225

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	1,477	1,911,327
Canva Inc Series A2 (b)(c)(d)	268	346,808

TOTAL AUSTRALIA		2,258,135
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	15,098	3,812,266
AgomAb Therapeutics SA Series D (b)(d)	3,260	849,102

TOTAL BELGIUM		4,661,368
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	155,443	1,545,104
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	1,087,032	1,163,124
TOTAL HEALTH CARE		2,708,228

Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	30,000	1,651,500
TOTAL CANADA		4,359,728
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	49,039	10,875,379
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	17,815	3,772,934
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	325,076	9,128,134
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	6	222
DNA Script SAS Series C (b)(c)(d)	2,549	591,298

TOTAL FRANCE		591,520
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(d)	61,688	4,643,873
Meesho Series E (b)(d)	10,275	773,502
Meesho Series E1 (b)(c)(d)	4,896	368,571
Meesho Series F (b)(c)(d)	76,519	5,875,894

TOTAL INDIA		11,661,840
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)	2,718,923	2,093,571
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	166,900	617,529
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	122,201	205,298
Xsight Labs Ltd Series E (b)(d)	125,534	1,004,272
Xsight Labs Ltd Series E1 (b)(d)	82,226	657,808
		1,867,378
TOTAL ISRAEL		4,578,478
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	822,639	1,513,656
UNITED STATES - 2.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	22,348	2,011
Rad Power Bikes Inc Series C (b)(c)(d)	87,936	20,225
Rad Power Bikes Inc Series D (b)(c)(d)	219,600	81,252
Waymo LLC Series A2 (b)(c)(d)	6,592	462,627
Waymo LLC Series C2 (b)(d)	18,943	1,558,251
		2,124,366
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	340,438
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	141,369	640,402
Freenome Holdings Inc Series D (b)(c)(d)	125,665	617,015
Laronde Inc Series B (b)(c)(d)	81,282	1,949,955
		3,207,372
TOTAL CONSUMER DISCRETIONARY		5,672,176

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,907	749,100
GoBrands Inc Series H (b)(c)(d)	20,720	999,326
		1,748,426
Food Products - 0.0%
AgBiome LLC Series D (b)(c)(d)	511,821	56,300
TOTAL CONSUMER STAPLES		1,804,726

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	113,800	1,456,639
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	109,967	1,410,877
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	60,730	838,681
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	211,815	2,726,059
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	15,557	190,729
Saluda Medical Inc Series D (b)(c)(d)	154,870	1,226,571
Saluda Medical Inc Series E (b)(c)(d)	196,112	1,198,244
Saluda Medical Inc Series E-1 (b)(d)	91,481	780,333
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	32,710	2,345,307
Tenstorrent Holdings Inc Series D1 (b)(d)	81,867	6,230,897
Tenstorrent Holdings Inc Series D2 (b)(d)	15,346	1,125,783
		19,530,120
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	124,464	2,647,350
Altos Labs Inc Series C (b)(c)(d)	52,694	1,120,801
Ankyra Therapeutics Series B (b)(c)(d)	329,325	1,386,458
Asimov Inc Series B (b)(c)(d)	19,920	513,737
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	282,257	409,273
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	1,110,268	1,165,781
Cardurion Pharmaceuticals Inc Series B (b)(d)	449,156	1,819,082
Caris Life Sciences Inc Series D (b)(c)(d)	258,638	2,063,931
Castle Creek Biosciences Inc Series C (b)(c)(d)	582	130,956
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,476	905,853
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,254	224,253
CELLANOME Inc Series B (b)(c)(d)	400,974	2,762,711
City Therapeutics Inc Series A (b)(c)(d)	298,887	2,743,783
Cleerly Inc Series C (b)(c)(d)	294,888	3,305,694
Element Biosciences Inc Series B (b)(c)(d)	125,057	705,321
Element Biosciences Inc Series C (b)(c)(d)	114,255	931,178
Element Biosciences Inc Series D (b)(d)	92,374	537,617
Element Biosciences Inc Series D1 (b)(d)	92,374	537,617
ElevateBio LLC Series C (b)(c)(d)	247,600	487,772
Generate Biomedicines Inc Series B (b)(c)(d)	191,856	2,047,103
Generate Biomedicines Inc Series C (b)(c)(d)	284,574	3,036,405
Genesis Therapeutics Inc Series D (b)(c)(d)	583,881	2,884,372
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,759,782	2,076,543
National Resilience Inc Series B (b)(c)(d)	182,315	3,788,506
National Resilience Inc Series C (b)(c)(d)	74,748	1,553,263
Neurona Therapeutics Inc Series F (b)(d)	1,010,300	2,081,218
Odyssey Therapeutics Inc Series B (b)(c)(d)	458,024	636,653
Odyssey Therapeutics Inc Series C (b)(c)(d)	442,442	535,355
Parabilis Medicines Inc Series D (b)(c)(d)	272,597	1,466,572
Parabilis Medicines Inc Series E (b)(c)(d)	202,540	1,201,062
Saliogen Therapeutics Inc Series B (b)(c)(d)	14,028	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	587,934	1,422,800
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	313,559	874,830
T-Knife Therapeutics Inc Series B (b)(c)(d)	241,456	328,380
Treeline Biosciences Series A (b)(c)(d)	283,817	1,481,525
Treeline Biosciences Series A1 (b)(c)(d)	151,334	818,717
Triveni Bio Inc Series B (b)(d)	2,078,466	1,766,696
		52,399,168
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	4,802,632
Blink Health LLC Series C1 (b)(c)(d)	56,458	1,869,888
Blink Health LLC Series D (b)(d)	62,396	2,066,556
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	81,214	2,709,299
		11,448,375
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	140,186	560,744
Conformal Medical Inc Series D (b)(c)(d)	153,658	716,046
		1,276,790
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	26,096	924,060
Aledade Inc Series E1 (b)(c)(d)	21,357	756,251
Candid Therapeutics Series B (b)(d)	1,469,416	1,454,722
Omada Health Inc Series E (c)(d)	212,183	4,031,477
Wugen Inc Series B (b)(c)(d)	121,894	163,338
		7,329,848
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,125,997	360,319
Kartos Therapeutics Inc Series C (b)(c)(d)	472,772	2,680,617
Kartos Therapeutics Inc Series D (b)(d)	128,671	729,565
Mirador Therapeutics Inc Series A (b)(c)(d)	957,764	2,528,497
		6,298,998
TOTAL HEALTH CARE		78,753,179

Industrials - 0.9%
Aerospace & Defense - 0.9%
Anduril Industries Inc Series F (b)(d)	111,962	4,577,007
Anduril Industries Inc Series G (b)(d)	20,700	846,216
Space Exploration Technologies Corp Series G (b)(c)(d)	7,729	14,298,650
Space Exploration Technologies Corp Series J (b)(c)(d)	52,171	96,516,350
Space Exploration Technologies Corp Series N (b)(c)(d)	19,900	36,815,000
		153,053,223
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	74,075	2,539,291
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	10,545	1,001,353
Beta Technologies Inc Series B, 6% (b)(c)(d)	20,919	2,373,470
Beta Technologies Inc Series C, 6% (b)(d)	21,483	2,093,518
		5,468,341
TOTAL INDUSTRIALS		161,060,855

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	754,820	233,994
Menlo Microsystems Inc Series C (b)(c)(d)	993,699	427,291
Vast Data Ltd Series A (b)(c)(d)	107,503	2,354,316
Vast Data Ltd Series A1 (b)(c)(d)	264,598	5,794,696
Vast Data Ltd Series A2 (b)(c)(d)	304,373	6,665,769
Vast Data Ltd Series B (b)(c)(d)	242,193	5,304,027
Vast Data Ltd Series C (b)(c)(d)	7,060	154,613
Vast Data Ltd Series E (b)(c)(d)	231,432	5,068,361
		26,003,067
IT Services - 0.4%
X.Ai Holdings Corp Series B (b)(d)	677,598	24,772,983
X.Ai Holdings Corp Series C (b)(d)	692,600	25,321,456
		50,094,439
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	43,034	1,088,760
Alif Semiconductor Series D (b)(d)	76,900	2,077,838
Danger Devices Inc Series B (b)(d)	1,177,500	1,059,750
Rexford Industrial Realty Inc 5.625% Series C (b)(c)(d)	202,380	2,009,633
Rexford Industrial Realty Inc 5.875% Series D (b)	50,206	527,163
SiMa Technologies Inc Series B (b)(c)(d)	299,482	1,754,965
SiMa Technologies Inc Series B1 (b)(c)(d)	167,848	1,164,865
		9,682,974
Software - 0.2%
Anthropic PBC Series D (b)(c)(d)	100,142	6,644,422
Anthropic PBC Series E (b)(d)	14,200	902,694
Asapp Inc Series D (b)(c)(d)	612,736	827,194
Celestial AI Inc Series A (b)(d)	84,119	1,401,423
Celestial AI Inc Series B (b)(d)	63,298	1,054,545
Celestial AI Inc Series C1 (b)(d)	253,555	4,224,226
Crusoe Energy Systems LLC Series D (b)(d)	100,444	3,230,279
Databricks Inc Series G (b)(c)(d)	37,815	3,887,382
Databricks Inc Series H (b)(c)(d)	56,085	5,765,538
Databricks Inc Series I (b)(c)(d)	3,131	321,867
Databricks Inc Series J (b)(d)	84,014	8,636,639
Evozyne Inc Series A (b)(c)(d)	78,000	1,121,640
Evozyne Inc Series B (b)(c)(d)	95,720	1,475,045
Lyte Ai Inc Series B (b)(d)	213,232	2,296,509
Skyryse Inc Series B (b)(c)(d)	117,653	3,250,752
Stripe Inc Series H (b)(c)(d)	14,400	511,199
		45,551,354
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	136,712	8,428,295
Lightmatter Inc Series C2 (b)(c)(d)	21,474	1,351,359
Lightmatter Inc Series D (b)(d)	133,986	10,374,536
		20,154,190
TOTAL INFORMATION TECHNOLOGY		151,486,024

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	33,030	59,784
Manus Bio Inc Series One-5 (b)(d)	121,101	368,147
Manus Bio Inc Series One-6 (b)(d)	181,143	550,675
		978,606
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	301,038	7,468,753
TOTAL MATERIALS		8,447,359

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	567,810
Redwood Materials Series D (b)(c)(d)	7,960	220,810
		788,620
TOTAL UNITED STATES		427,543,059
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $377,767,704)		480,944,231

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(d)(i)	1,541,987	1,623,712
Kardium Inc/CA 10% 12/31/2026 (b)(d)	2,971,021	3,599,194

TOTAL CANADA		5,222,906
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	280,502	251,412
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (b)(d)(i)	1,486,600	1,542,942
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	41,948	20,911
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	467,990	485,521
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	378,172	437,318
TOTAL INFORMATION TECHNOLOGY		943,750

TOTAL UNITED STATES		2,738,104
TOTAL PREFERRED SECURITIES (Cost $7,168,220)		7,961,010

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	55,031,945	55,042,952
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	223,414,219	223,436,560
TOTAL MONEY MARKET FUNDS (Cost $278,479,512)			278,479,512

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $11,148,976,940)	19,336,995,609
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(213,796,560)
NET ASSETS - 100.0%	19,123,199,049

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $661,560,148 or 3.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $112,045,094 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	7,455,144

Adimab LLC	1/19/21	2,544,864

AgBiome LLC Series D	9/03/21	3,033,967

AgomAb Therapeutics SA Series C	10/03/23	3,296,587

AgomAb Therapeutics SA Series D	10/22/24	843,788

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	1,452,179

Aledade Inc Series B1	5/07/21	999,234

Aledade Inc Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Alif Semiconductor Series D	4/11/25	2,077,615

Altos Labs Inc Series B	7/22/22	2,383,286

Altos Labs Inc Series C	3/15/24	1,318,530

Anduril Industries Inc Series F	8/07/24	2,433,673

Anduril Industries Inc Series G	4/17/25	846,274

Ankyra Therapeutics Series B	8/26/21	1,854,693

Anthropic PBC Series D	5/31/24	3,004,711

Anthropic PBC Series E	2/14/25	796,428

Asapp Inc Series D	8/29/23	2,366,080

Asapp Inc warrants 8/28/2028	8/29/23	0

Asimov Inc Series B	10/29/21	1,846,200

Beauty Health Co/The	12/08/20	4,286,430

Beta Technologies Inc Series A	4/09/21	772,632

Beta Technologies Inc Series B, 6%	4/04/22	2,158,213

Beta Technologies Inc Series C, 6%	10/24/24	2,459,159

Blink Health LLC Class A1	12/30/20 - 6/17/24	2,447,843

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,787

Blink Health LLC Series C1	7/15/22 - 2/02/24	2,193,318

Blink Health LLC Series D	6/17/24 - 6/25/24	2,620,632

Bolt Technology OU Series E	1/03/22	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/21	1,102,496

Bright Peak Therapeutics Inc. Series C	5/07/24	1,258,489

ByteDance Ltd Series E1	11/18/20	5,373,408

Candid Therapeutics Series B	8/27/24	1,763,299

Canva Inc Class A	3/18/24	1,925,323

Canva Inc Series A	9/22/23	1,575,458

Canva Inc Series A2	9/22/23	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/24	2,199,786

Caris Life Sciences Inc	10/06/22	2,031,630

Caris Life Sciences Inc Series D	5/11/21	2,094,968

Castle Creek Biosciences Inc Series C	12/09/19	239,697

Castle Creek Biosciences Inc Series D1	4/19/22	962,474

Castle Creek Biosciences Inc Series D2	6/28/21	215,100

Celestial AI Inc	2/25/25	195,464

Celestial AI Inc Series A	2/25/25	1,246,282

Celestial AI Inc Series B	2/25/25	937,804

Celestial AI Inc Series C1	2/25/25	4,419,514

CELLANOME Inc Series B	1/08/24	3,003,295

City Therapeutics Inc Series A	4/17/24	2,997,687

Cleerly Inc Series C	7/08/22	3,473,958

Conformal Medical Inc Series C	7/24/20	514,071

Conformal Medical Inc Series D	5/26/23	780,530

Crusoe Energy Systems LLC Series D	12/10/24	2,930,136

Danger Devices Inc Series B	3/05/25	1,060,339

Databricks Inc Series G	2/01/21	2,235,722

Databricks Inc Series H	8/31/21	4,121,358

Databricks Inc Series I	9/14/23	230,129

Databricks Inc Series J	12/17/24	7,771,295

Deep Genomics Inc Series C	7/21/21	2,254,110

Diamond Foundry Inc Series C	3/15/21	7,224,912

Discord Inc Series I	9/15/21	770,874

DNA Script SAS	12/17/21	92,085

DNA Script SAS	12/17/21	351,526

DNA Script SAS Series B	12/17/21	4,804

DNA Script SAS Series C	10/01/21	2,217,248

Dragonfly Therapeutics Inc	12/19/19	830,209

Element Biosciences Inc Series B	12/13/19	655,374

Element Biosciences Inc Series C	6/21/21	2,348,706

Element Biosciences Inc Series D	6/28/24	724,517

Element Biosciences Inc Series D1	6/28/24	724,517

Element Labs Inc Series A	2/11/25	615,627

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp 10% 5/12/2199	11/12/24	11,723

Enevate Corp 6%	11/02/23 - 10/31/24	41,948

Enevate Corp Series E	1/29/21	836,858

Epic Games Inc	7/13/20 - 7/30/20	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 3/31/25	1,629,586

Evozyne Inc Series A	4/09/21	1,752,660

Evozyne Inc Series B	9/14/23	1,482,703

Fanatics Inc Class A	8/13/20 - 10/24/22	7,298,409

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	1,143,008

Farmers Business Network Inc Series G	9/15/21	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/23	1

Figma Inc Class A	5/15/24	3,002,682

Freenome Holdings Inc Series C	8/14/20	934,916

Freenome Holdings Inc Series D	11/22/21	947,803

Galvanize Therapeutics 6% 2/28/2027	2/28/24	1,089,800

Galvanize Therapeutics Series B	3/29/22	1,949,422

Generate Biomedicines Inc Series B	11/02/21	2,273,494

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	3,372,202

Genesis Therapeutics Inc Series D	8/10/23	2,982,231

GoBrands Inc Series G	3/02/21	4,971,122

GoBrands Inc Series H	7/22/21	8,049,525

HeartFlow Inc 0%	3/26/25	1,486,600

InSightec Ltd Series G	6/17/24	2,413,860

Jade Biosciences Inc	10/30/24	1,577,431

JUUL Labs Inc Class A	2/23/24	2,867,387

Kardium Inc/CA 0%	12/30/20	1,541,987

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	2,971,021

Kardium Inc/CA Series D-6	12/30/20	1,104,251

Kartos Therapeutics Inc Series C	8/22/23	2,672,580

Kartos Therapeutics Inc Series D	2/26/25	727,377

Korro Bio Inc	7/14/23	1,212,586

Laronde Inc Series B	8/13/21	2,275,896

LifeMine Therapeutics Inc Series C	2/15/22	3,583,954

Lightmatter Inc Series C1	5/19/23	2,249,842

Lightmatter Inc Series C2	12/18/23	558,363

Lightmatter Inc Series D	10/11/24	10,749,764

Lyte Ai Inc Series B	8/13/24	2,705,082

Manus Bio Inc Series One-5	11/13/20	1,270,263

Manus Bio Inc Series One-6	3/30/21	1,900,057

Medical Microinstruments Inc/Italy Series C	2/16/24	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	3,454,528

Meesho Series E	7/15/24	575,400

Meesho Series E1	4/18/24	274,176

Meesho Series F	9/21/21 - 7/15/24	5,669,736

Menlo Microsystems Inc Series C	2/09/22	1,317,148

Mirador Therapeutics Inc Series A	3/19/24	2,873,292

National Resilience Inc Series B	12/01/20	2,490,423

National Resilience Inc Series C	6/28/21	3,319,559

Neurona Therapeutics Inc Series F	3/28/25	2,081,218

Neutron Holdings Inc 4% 5/22/2027	6/04/20	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/20	82,200

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	2,337,238

Odyssey Therapeutics Inc Series B	9/30/22	2,892,806

Odyssey Therapeutics Inc Series C	10/25/23	2,212,210

Omada Health Inc Series E	12/22/21	3,816,251

Oura Health Oy Series D	12/18/24	8,351,202

Parabilis Medicines Inc Series D	11/17/22	2,933,989

Parabilis Medicines Inc Series E	2/29/24	1,261,439

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital Inc Series D-3	5/06/25	839,896

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22 - 3/13/25	2,293,956

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	134,101

Quell Therapeutics Ltd Series B	11/24/21	1,554,788

Rad Power Bikes Inc	1/21/21	826,883

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	280,502

Rad Power Bikes Inc Series A	1/21/21	107,803

Rad Power Bikes Inc Series C	1/21/21	424,189

Rad Power Bikes Inc Series D	9/17/21	2,104,602

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Revolut Group Holdings Ltd	12/27/24	2,320,517

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	1,574,881

Saliogen Therapeutics Inc Series B	12/10/21	1,485,060

Saluda Medical Inc 0%	1/03/25	738,600

Saluda Medical Inc Series D	1/20/22	1,975,505

Saluda Medical Inc Series E	4/06/23	1,583,369

Saluda Medical Inc Series E-1	4/06/23	738,599

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	467,990

SiMa Technologies Inc Series B	5/10/21	1,535,564

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,190,193

Skyhawk Therapeutics Inc	5/21/21	2,094,864

Skyryse Inc 0% 2/5/2027	8/13/24	378,172

Skyryse Inc Series B	10/21/21	2,903,673

Sonoma Biotherapeutics Inc Series B	7/26/21	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/21	929,546

Space Exploration Technologies Corp	2/16/21 - 12/09/24	41,334,315

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	12,356,760

Space Exploration Technologies Corp Series G	9/07/23	6,260,490

Space Exploration Technologies Corp Series J	9/07/23	42,258,510

Space Exploration Technologies Corp Series N	8/04/20	5,373,000

Stripe Inc Class B	5/18/21	1,544,943

Stripe Inc Series H	3/15/21	577,800

T-Knife Therapeutics Inc Series B	6/30/21	1,392,911

Taalas Inc Series B	2/19/25	1,647,402

Tenstorrent Holdings Inc Series C1	4/23/21	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/24	1,165,989

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

Triveni Bio Inc Series B	9/19/24	2,174,907

Vast Data Ltd Series A	11/28/23	1,182,533

Vast Data Ltd Series A1	11/28/23	2,910,578

Vast Data Ltd Series A2	11/28/23	3,348,103

Vast Data Ltd Series B	11/28/23	2,664,123

Vast Data Ltd Series C	11/28/23	77,660

Vast Data Ltd Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Waymo LLC Series C2	10/18/24	1,481,367

Wugen Inc 10% 6/14/2025	6/14/24	515,072

Wugen Inc Series B	7/09/21	945,276

X.Ai Holdings Corp Class A	10/27/21	2,482,445

X.Ai Holdings Corp Series B	5/13/24	8,110,848

X.Ai Holdings Corp Series C	11/22/24	14,994,790

Xsight Labs Ltd Series D	2/16/21	977,119

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	1,004,275

Xsight Labs Ltd Series E1	1/11/24	657,479

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	3,107,172

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Metsera Inc	7/30/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,760,051	1,062,238,377	1,038,955,476	1,026,095	-	-	55,042,952	55,031,945	0.1%
Fidelity Securities Lending Cash Central Fund	345,922,410	779,443,425	901,929,275	825,432	-	-	223,436,560	223,414,219	0.7%
Total	377,682,461	1,841,681,802	1,940,884,751	1,851,527	-	-	278,479,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,719,305,453	2,715,934,803	-	3,370,650
Consumer Discretionary	2,893,545,544	2,881,006,024	-	12,539,520
Consumer Staples	665,917,454	662,470,838	-	3,446,616
Energy	70,029,426	70,029,426	-	-
Financials	939,691,222	921,538,699	15,777,366	2,375,157
Health Care	1,813,802,513	1,779,457,830	21,434,301	12,910,382
Industrials	492,995,404	362,450,749	14,563,715	115,980,940
Information Technology	8,834,624,188	8,810,306,535	3,321,682	20,995,971
Materials	82,825,654	81,018,808	-	1,806,846
Real Estate	46,967,773	46,967,773	-	-

Convertible Corporate Bonds
Consumer Discretionary	4,135,232	-	-	4,135,232
Financials	807,216	-	-	807,216
Health Care	1,900,885	-	-	1,900,885
Information Technology	1,798,725	-	-	1,798,725
Materials	1,264,167	-	-	1,264,167

Convertible Preferred Stocks
Communication Services	10,875,379	-	-	10,875,379
Consumer Discretionary	17,334,016	-	-	17,334,016
Consumer Staples	1,804,726	-	-	1,804,726
Financials	19,530,120	-	-	19,530,120
Health Care	99,449,656	-	4,031,477	95,418,179
Industrials	161,678,384	-	-	161,678,384
Information Technology	161,035,971	-	-	161,035,971
Materials	8,447,359	-	-	8,447,359
Utilities	788,620	-	-	788,620

Preferred Securities
Consumer Discretionary	251,412	-	-	251,412
Health Care	6,765,848	-	-	6,765,848
Information Technology	943,750	-	-	943,750

Money Market Funds	278,479,512	278,479,512	-	-
Total Investments in Securities:	19,336,995,609	18,609,660,997	59,128,541	668,206,071

Net Unrealized Appreciation on Unfunded Commitments	755,080	-	-	755,080
Total	755,080	-	-	755,080
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	158,312,711	(3,120,939)	27,359,890	6,850,707	(12,413,046)	-	31,845	(3,595,086)	173,426,082	48,520,216
Convertible Preferred Stocks	375,344,891	2,617,432	64,516,712	43,187,765	(6,010,511)	-	-	(2,743,535)	476,912,754	70,648,857
Convertible Corporate Bonds	8,563,686	-	321,785	1,020,754	-	-	-	-	9,906,225	321,785
Preferred Securities	5,309,285	-	997,052	1,654,673	-	-	-	-	7,961,010	997,052

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $207,648,600) - See accompanying schedule:
Unaffiliated issuers (cost $10,870,497,428)	$19,058,516,097
Fidelity Central Funds (cost $278,479,512)	278,479,512

Total Investment in Securities (cost $11,148,976,940)		$19,336,995,609
Restricted cash		10,552
Foreign currency held at value (cost $406)		406
Receivable for investments sold		22,282,225
Unrealized appreciation on unfunded commitments		755,080
Receivable for fund shares sold		11,838,172
Dividends receivable		6,593,170
Interest receivable		362,370
Distributions receivable from Fidelity Central Funds		387,442
Other receivables		543,668
Total assets		19,379,768,694
Liabilities
Payable to custodian bank	$3,557,120
Payable for investments purchased	10,245,370
Payable for fund shares redeemed	9,882,131
Accrued management fee	7,081,355
Other payables and accrued expenses	2,369,655
Collateral on securities loaned	223,434,014
Total liabilities		256,569,645
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$19,123,199,049
Net Assets consist of:
Paid in capital		$10,449,487,689
Total accumulated earnings (loss)		8,673,711,360
Net Assets		$19,123,199,049
Net Asset Value, offering price and redemption price per share ($19,123,199,049 ÷ 644,906,363 shares)		$29.65
Consolidated Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$42,464,971
Interest		291,349
Income from Fidelity Central Funds (including $825,432 from security lending)		1,851,527
Total income		44,607,847
Expenses
Management fee	$44,688,141
Independent trustees' fees and expenses	42,996
Interest	14,637
Total expenses before reductions	44,745,774
Expense reductions	(4,443)
Total expenses after reductions		44,741,331
Net Investment income (loss)		(133,484)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	309,423,691
Redemptions in-kind	226,535,596
Foreign currency transactions	15,318
Futures contracts	(1,485,052)
Total net realized gain (loss)		534,489,553
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $157,639)	(1,002,965,002)
Unfunded commitments	(905,122)
Assets and liabilities in foreign currencies	23,319
Total change in net unrealized appreciation (depreciation)		(1,003,846,805)
Net gain (loss)		(469,357,252)
Net increase (decrease) in net assets resulting from operations		$(469,490,736)
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(133,484)	$5,374,015
Net realized gain (loss)	534,489,553	2,666,690,457
Change in net unrealized appreciation (depreciation)	(1,003,846,805)	4,417,305,885
Net increase (decrease) in net assets resulting from operations	(469,490,736)	7,089,370,357
Distributions to shareholders	(462,495,103)	(16,291,092)

Share transactions
Proceeds from sales of shares	1,622,866,314	3,811,265,130
Reinvestment of distributions	461,317,514	16,250,553
Cost of shares redeemed	(3,295,585,591)	(5,785,344,119)

Net increase (decrease) in net assets resulting from share transactions	(1,211,401,763)	(1,957,828,436)
Total increase (decrease) in net assets	(2,143,387,602)	5,115,250,829

Net Assets
Beginning of period	21,266,586,651	16,151,335,822
End of period	$19,123,199,049	$21,266,586,651

Other Information
Shares
Sold	55,124,209	144,105,130
Issued in reinvestment of distributions	14,649,651	721,926
Redeemed	(112,836,352)	(221,182,974)
Net increase (decrease)	(43,062,492)	(76,355,918)

Consolidated Financial Highlights
Fidelity® Growth Company K6 Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.91	$21.13	$16.83	$24.27	$18.67	$11.19
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	.02	.03	- C,D	- C
Net realized and unrealized gain (loss)	(.58)	9.79	4.31	(6.87)	5.78	7.49
Total from investment operations	(.58)	9.80	4.33	(6.84)	5.78	7.49
Distributions from net investment income	(.01)	(.02)	(.03)	-	(.02)	(.01)
Distributions from net realized gain	(.66)	-	-	(.60)	(.16)	-
Total distributions	(.68) E	(.02)	(.03)	(.60)	(.18)	(.01)
Net asset value, end of period	$29.65	$30.91	$21.13	$16.83	$24.27	$18.67
Total Return F,G	(2.02) %	46.43%	25.77%	(28.85)%	31.20%	66.95%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	-% J,K	.03%	.10%	.15%	(.01)% D	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$19,123,199	$21,266,587	$16,151,336	$11,611,605	$14,970,335	$8,000,089
Portfolio turnover rate L,M	17 % J	22%	17%	23%	22%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$173,426,082	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 39.4 / 7.1	Increase
			Spinout allocation	12.5%	Increase
			Spinout valuation	$28,000,000.00	Increase
			Spinout valuation weighting	30.0% - 70.0% / 50.0%	Increase
		Market approach	Discount rate	5.0% - 40.0% / 39.8%	Decrease
			Premium rate	50.0%	Increase
			Transaction price	$0.02 - $33.33 / $12.30	Increase
		Discounted cash flow	Discount rate	4.2% - 13.6% / 10.3%	Decrease
			Probability rate	2.5% - 90.0% / 51.8%	Increase
			Term	0.1 - 9.7 / 5.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.6% - 4.3% / 4.1%	Increase
			Term	1.0 - 5.0 / 2.1	Increase
			Volatility	50.0% - 80.0% / 59.0%	Increase
Convertible Corporate Bonds	$9,906,225	Market comparable	Discount rate	25.0% - 33.2% / 28.7%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.9 - 11.5 / 4.8	Increase
			Probability rate	0.0% - 75.0% / 29.2%	Increase
		Market approach	Discount rate	19.8% - 35.4% / 20.7%	Decrease
			Probability rate	0.0% - 80.0% / 33.3%	Increase
			Transaction price	$7.75 - $100.00 / $69.25	Increase
		Black scholes	Discount rate	4.1% - 5.0% / 4.3%	Increase
			Term	0.1 - 1.3 / 0.6	Increase
			Volatility	65.0% - 100.0% / 71.4%	Increase
Convertible Preferred Stocks	$476,912,754	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	11.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 39.4 / 11.3	Increase
		Market approach	Discount rate	5.0% - 80.0% / 19.5%	Decrease
			Premium rate	15.0%	Increase
			Transaction price	$0.41 - $239.78 / $27.85	Increase
		Recovery value	Recovery value	$0.00 - $0.11 / $0.06	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.0%	Increase
			Term	2.0 - 5.0 / 2.9	Increase
			Volatility	40.0% - 100.0% / 71.2%	Increase
Preferred Securities	$7,961,010	Market comparable	Discount rate	15.5% - 23.1% / 21.4%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.5 - 15.0 / 7.8	Increase
			Probability rate	0.0% - 75.0% / 24.0%	Increase
		Market approach	Discount rate	5.0% - 37.9% / 27.4%	Decrease
			Probability rate	0.0% - 90.0% / 33.6%	Increase
			Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.0% - 5.0% / 4.2%	Increase
			Term	0.3 - 3.0 / 1.4	Increase
			Volatility	50.0% - 100.0% / 58.6%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company K6 Fund	$361,818

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,108,329,299
Gross unrealized depreciation	(964,049,682)
Net unrealized appreciation (depreciation)	$8,144,279,617
Tax cost	$11,192,715,992

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
Fidelity Growth Company K6 Fund	Crescent Biopharma, Inc	1,399,357	755,080

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Growth Company K6 Fund	3,985,943.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	1,705,548,808	3,085,721,848

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	13,691,419	226,535,596	404,823,364

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	2,127,789	65,025,246

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	82,287,153	1,099,345,287	2,100,993,643

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	23,087,531	607,688,094
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company K6 Fund	90,341

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company K6 Fund	Borrower	12,629,333	4.64%	14,637

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	230,685,707	217,372,413	24,184,512
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment advisor.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company K6 Fund	91,144	3,843	1,281,665
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,443.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893923.105
GCF-K6-SANN-0725
Fidelity® Series Growth Company Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Growth Company Fund
Consolidated Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)(d)	1,088	1,407,937
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	114,600	20,806,599

TOTAL BELGIUM		20,806,599
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)(e)	395,015	4,778,117
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	61,000	3,570,330
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	34,300	3,957,534
IT Services - 0.3%
Shopify Inc Class A (c)	362,090	38,690,478
TOTAL INFORMATION TECHNOLOGY		42,648,012

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	31,600	3,728,484
Barrick Mining Corp	883,700	16,948,289
		20,676,773
TOTAL CANADA		71,673,232
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	167,600	19,079,584
Hotels, Restaurants & Leisure - 0.0%
Atour Lifestyle Holdings Ltd ADR	331,100	10,366,741
Trip.com Group Ltd ADR	54,500	3,414,425
		13,781,166
TOTAL CONSUMER DISCRETIONARY		32,860,750

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	570,188	1,071,953
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (c)	170,039	41,758,178
Zai Lab Ltd ADR (c)	74,500	2,245,430
		44,003,608
TOTAL CHINA		77,936,311
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	9,489	1,545,189
Zealand Pharma A/S (c)	257,300	17,885,234

TOTAL DENMARK		19,430,423
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	7,648,100	39,923,082
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	324	9,926
DNA Script SAS (b)(c)(d)	85	2,600

TOTAL FRANCE		12,526
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	50,500	2,715,890
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	129,202	12,378,844
TOTAL GERMANY		15,094,734
INDIA - 0.5%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	2,843,600	7,923,557
MakeMyTrip Ltd (c)	247,050	25,107,692
		33,031,249
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	868,018	14,421,210
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	386,722	29,154,972
Financial Services - 0.0%
Jio Financial Services Ltd (c)	413,459	1,385,778
TOTAL FINANCIALS		30,540,750

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	646,600	2,706,626
TOTAL INDIA		80,699,835
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	758,905	3,483,374
Pharmaceuticals - 0.1%
GH Research PLC (c)	317,000	3,813,510
TOTAL HEALTH CARE		7,296,884

Information Technology - 0.0%
Software - 0.0%
Circle Internet Financial LLC	137,221	3,567,746
TOTAL IRELAND		10,864,630
ISRAEL - 0.2%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Oddity Tech Ltd Class A (c)(e)	317,571	23,636,810
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	21,900	1,296,480
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (c)	24,100	3,589,695
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	7,116	0
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	20,595	0
		0
TOTAL INFORMATION TECHNOLOGY		3,589,695

TOTAL ISRAEL		28,522,985
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	10,445	580,742
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	644,600	14,842,818
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	157,400	3,990,090
Kioxia Holdings Corp (c)(e)	335,700	4,896,864
		8,886,954
TOTAL JAPAN		23,729,772
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	58,763	2,390,054
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	209,300	6,040,398
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	169,260	97,029,988
Pharmaceuticals - 0.0%
Pharvaris NV (c)	289,539	4,806,347
TOTAL HEALTH CARE		101,836,335

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	985	725,718
TOTAL NETHERLANDS		102,562,053
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
CCC SA (c)	132,000	7,701,954
SWITZERLAND - 0.7%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
On Holding AG Class A (c)(e)	1,866,006	110,822,096
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	143,200	5,196,728
Idorsia Ltd (c)(e)	374,514	747,208
		5,943,936
Pharmaceuticals - 0.1%
Galderma Group AG	77,290	10,114,378
TOTAL HEALTH CARE		16,058,314

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	198,647
TOTAL SWITZERLAND		127,079,057
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	139,168	26,903,958
UNITED KINGDOM - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	276,700	15,197,795
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	1,828	1,609,371
TOTAL FINANCIALS		16,807,166

Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	275,670	10,089,522
TOTAL UNITED KINGDOM		26,896,688
UNITED STATES - 93.3%
Communication Services - 12.9%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	109,200	4,800,432
Entertainment - 2.1%
Electronic Arts Inc	2,854	410,348
Netflix Inc (c)	268,129	323,693,373
ROBLOX Corp Class A (c)	292,200	25,415,556
Roku Inc Class A (c)	90,576	6,563,137
Spotify Technology SA (c)	10,200	6,784,428
Walt Disney Co/The	8,076	912,911
		363,779,753
Interactive Media & Services - 10.4%
Alphabet Inc Class A	3,449,480	592,413,695
Alphabet Inc Class C	2,155,960	372,657,686
Epic Games Inc (b)(c)(d)	11,800	7,954,734
IAC Inc Class A (c)	6,700	240,931
Meta Platforms Inc Class A	1,248,430	808,345,941
Pinterest Inc Class A (c)	134,400	4,181,184
Reddit Inc Class A (c)	93,038	10,452,820
Reddit Inc Class B (c)	46,152	5,185,177
Snap Inc Class A (c)	1,838,303	15,166,000
		1,816,598,168
Media - 0.0%
Comcast Corp Class A	125,100	4,324,707
Trade Desk Inc (The) Class A (c)	66,500	5,002,130
		9,326,837
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	263,253	63,759,877
TOTAL COMMUNICATION SERVICES		2,258,265,067

Consumer Discretionary - 15.2%
Automobiles - 1.8%
Neutron Holdings Inc (b)(c)(d)	438,358	27,441
Rad Power Bikes Inc (b)(c)(d)	249,183	22,426
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	181,375	34,462
Rivian Automotive Inc Class A (c)(e)	225,619	3,278,244
Tesla Inc (c)	904,005	313,201,572
		316,564,145
Broadline Retail - 7.2%
Amazon.com Inc (c)	5,802,360	1,189,541,824
Etsy Inc (c)	15,381	851,338
Ollie's Bargain Outlet Holdings Inc (c)	584,737	65,168,939
		1,255,562,101
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	62,800	8,101,200
Booking Holdings Inc	13,172	72,695,346
Brinker International Inc (c)	79,100	13,655,033
Cava Group Inc (c)	34,250	2,783,498
Chipotle Mexican Grill Inc (c)	519,250	26,004,040
DoorDash Inc Class A (c)	41,700	8,700,705
Dutch Bros Inc Class A (c)	3,600	259,920
Expedia Group Inc Class A	5,800	967,150
Hyatt Hotels Corp Class A (e)	3,983	525,875
Marriott International Inc/MD Class A1	94,850	25,024,276
McDonald's Corp	2,925	918,011
Shake Shack Inc Class A (c)	22,236	2,886,010
Sonder Holdings Inc Stage 1 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 2 rights (b)(c)	14,240	0
Sonder Holdings Inc Stage 3 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 4 rights (b)(c)	14,239	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Sonder Holdings Inc Stage 5 rights (b)(c)	14,238	0
Starbucks Corp	132,853	11,153,009
Viking Holdings Ltd (c)	59,000	2,633,760
Wingstop Inc	11,400	3,895,380
		180,203,213
Household Durables - 0.4%
DR Horton Inc	52,300	6,174,538
Garmin Ltd	164,100	33,307,377
Lennar Corp Class A	77,200	8,189,376
SharkNinja Inc (c)	242,700	22,311,411
Toll Brothers Inc	62,300	6,494,775
		76,477,477
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	227,842	1,617,678
Specialty Retail - 2.2%
Carvana Co Class A (c)	90,600	29,640,696
Dick's Sporting Goods Inc	117,800	21,126,252
Fanatics Inc Class A (b)(c)(d)	180,405	10,986,665
Floor & Decor Holdings Inc Class A (c)	49,800	3,570,162
Home Depot Inc/The	300,977	110,846,819
Lowe's Cos Inc	173,173	39,090,341
Restoration Hardware Inc (c)	16,929	3,066,011
Revolve Group Inc Class A (c)	521,723	10,747,494
Ross Stores Inc	43,100	6,037,879
TJX Cos Inc/The	720,272	91,402,517
Wayfair Inc Class A (c)(e)	1,214,520	50,086,805
		376,601,641
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp (c)	1,404,200	148,171,184
Lululemon Athletica Inc (c)	770,958	244,139,270
NIKE Inc Class B	268,754	16,283,805
Skechers USA Inc Class A (c)	598,315	37,119,463
Tory Burch LLC Class A (b)(c)(d)(f)	248,840	9,172,242
		454,885,964
TOTAL CONSUMER DISCRETIONARY		2,661,912,219

Consumer Staples - 3.3%
Beverages - 0.9%
Coca-Cola Co/The	1,333,007	96,109,805
Constellation Brands Inc Class A	8,000	1,426,319
Keurig Dr Pepper Inc	716,871	24,137,047
Monster Beverage Corp (c)	119,870	7,665,687
PepsiCo Inc	146,664	19,278,983
		148,617,841
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	789,800	17,557,254
Costco Wholesale Corp	104,794	109,004,624
Dollar Tree Inc (c)	8,800	794,288
Kroger Co/The	469,340	32,023,068
Maplebear Inc (c)	20,445	933,723
Target Corp	140,663	13,223,729
Walmart Inc	180,000	17,769,600
		191,306,286
Food Products - 0.1%
Archer-Daniels-Midland Co	1,500	72,405
Bunge Global SA	36,454	2,848,880
Conagra Brands Inc	211,900	4,850,391
Hershey Co/The	11,600	1,864,004
Mondelez International Inc	115,017	7,762,497
Real Good Food Co Inc/The Class A (c)	1	0
Simply Good Foods Co/The (c)	129,400	4,465,594
WK Kellogg Co (e)	47,500	803,700
		22,667,471
Household Products - 0.2%
Church & Dwight Co Inc	65,621	6,451,201
Clorox Co/The	10,700	1,411,115
Colgate-Palmolive Co	94,691	8,800,582
Procter & Gamble Co/The	112,678	19,142,865
		35,805,763
Personal Care Products - 0.1%
Beauty Health Co/The (c)(d)	553,828	902,739
Beauty Health Co/The Class A (c)(e)	1,091,098	1,778,490
BellRing Brands Inc (c)	65,300	4,110,635
Kenvue Inc	222,300	5,306,301
		12,098,165
Tobacco - 0.9%
JUUL Labs Inc Class A (b)(c)(d)	2,069,029	2,524,215
Philip Morris International Inc	888,300	160,418,097
		162,942,312
TOTAL CONSUMER STAPLES		573,437,838

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	87,700	3,249,285
Halliburton Co	78,600	1,539,773
		4,789,058
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	6,700	727,419
EQT Corp	171,500	9,454,795
Exxon Mobil Corp	4,500	460,350
Range Resources Corp	507,800	19,316,712
Valero Energy Corp	32,800	4,230,216
		34,189,492
TOTAL ENERGY		38,978,550

Financials - 4.7%
Banks - 0.5%
Bank of America Corp	836,617	36,919,908
JPMorgan Chase & Co	130,923	34,563,672
Wells Fargo & Co	282,200	21,102,916
		92,586,496
Capital Markets - 1.0%
Blackrock Inc	25,397	24,886,266
Coinbase Global Inc Class A (c)	71,100	17,534,682
Goldman Sachs Group Inc/The	21,950	13,179,878
Robinhood Markets Inc Class A (c)	1,830,100	121,061,115
		176,661,941
Consumer Finance - 0.1%
American Express Co	37,300	10,968,065
Financial Services - 3.0%
Apollo Global Management Inc	122,900	16,061,801
Block Inc Class A (c)	35,685	2,203,549
Mastercard Inc Class A	339,949	199,074,134
PayPal Holdings Inc (c)	4,127	290,046
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	16,498	18,643
Toast Inc Class A (c)	524,800	22,136,064
Visa Inc Class A	747,312	272,910,869
		512,695,106
Insurance - 0.1%
Progressive Corp/The	74,900	21,341,257
TOTAL FINANCIALS		814,252,865

Health Care - 7.8%
Biotechnology - 4.1%
AbbVie Inc	129,349	24,073,142
Absci Corp (c)(e)	1,613,233	4,275,067
Akouos Inc (b)(c)	200,563	38,107
Alector Inc (c)	985,555	1,310,788
Alnylam Pharmaceuticals Inc (c)	357,431	108,859,185
Amgen Inc	98,904	28,502,155
Annexon Inc (c)	496,640	1,013,146
Antares Therapeutics Inc (b)	526,726	94,811
Apogee Therapeutics Inc (c)	411,336	15,071,351
Arcellx Inc (c)	76,100	4,722,766
Arrowhead Pharmaceuticals Inc (c)(e)	374,918	6,024,932
aTyr Pharma Inc (c)(e)	1,002,131	4,479,526
Avidity Biosciences Inc (c)	1,045,712	32,396,158
Beam Therapeutics Inc (c)(e)	799,867	12,661,895
Biogen Inc (c)	1,242	161,199
Biohaven Ltd (c)	45,200	669,412
Biomea Fusion Inc (c)(e)	500,827	721,191
Boundless Bio Inc (c)	276,061	303,667
CAMP4 Therapeutics Corp (e)	24,200	47,916
Candel Therapeutics Inc (c)	197,100	1,074,195
Caris Life Sciences Inc (b)(c)(d)	396,011	712,820
Cartesian Therapeutics Inc (c)	90,131	861,652
Cibus Inc Class A (c)(e)	385,439	1,244,968
Crinetics Pharmaceuticals Inc (c)	149,700	4,567,347
Day One Biopharmaceuticals Inc (c)(e)	238,200	1,519,716
Denali Therapeutics Inc (c)	363,800	4,816,712
Deverra Therapeutics (b)(c)	20,487	0
Dianthus Therapeutics Inc (c)	252,484	4,390,697
Disc Medicine Inc rights (b)(c)	16,600	0
Dyne Therapeutics Inc (c)	318,000	3,803,280
Entrada Therapeutics Inc (c)	33,769	256,644
Exact Sciences Corp (c)	45,700	2,571,996
Foghorn Therapeutics Inc (c)(e)	385,512	1,572,889
Generation Bio CO (c)	172,860	65,376
Ideaya Biosciences Inc (c)	1,142,500	22,724,325
Immunome Inc (c)(e)	406,697	3,562,666
Immunovant Inc (c)(e)	1,272,659	18,898,986
Ionis Pharmaceuticals Inc (c)	2,152,552	72,132,018
Jade Biosciences Inc (d)	142,886	1,035,924
Janux Therapeutics Inc (c)	391,408	9,315,510
Korro Bio Inc (c)(d)	16,996	194,094
Korro Bio Inc (c)(e)	15,857	181,087
Krystal Biotech Inc (c)	185,700	23,390,772
Kymera Therapeutics Inc (c)	370,800	10,990,512
Lexicon Pharmaceuticals Inc (c)(e)	2,875,818	1,801,988
Metsera Inc (e)	731,936	19,557,330
Metsera Inc (g)	109,069	2,914,324
Moderna Inc (c)	1,375,541	36,534,369
Monte Rosa Therapeutics Inc (c)(e)	25,800	107,844
MoonLake Immunotherapeutics Class A (c)	110,500	4,310,605
Nurix Therapeutics Inc (c)	159,500	1,695,485
Nuvalent Inc Class A (c)	476,608	35,559,723
ORIC Pharmaceuticals Inc (c)	62,908	513,958
Oruka Therapeutics Inc	78,239	857,499
Recursion Pharmaceuticals Inc Class A (c)(e)	239,300	1,000,274
Regeneron Pharmaceuticals Inc	23,121	11,335,764
Revolution Medicines Inc (c)	529,102	20,846,619
Roivant Sciences Ltd (c)	4,908,400	53,943,316
Sana Biotechnology Inc (c)(e)	2,609,200	5,661,964
Scholar Rock Holding Corp (c)	933,600	27,083,736
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	44,550	973,015
Seres Therapeutics Inc (c)(e)	36,480	257,184
Sigilon Therapeutics Inc rights (b)(c)	3,192	26,877
Spyre Therapeutics Inc (c)	377,945	5,775,000
Summit Therapeutics Inc (c)(e)	579,083	10,547,997
Taysha Gene Therapies Inc (c)(e)	1,032,020	2,796,774
Tectonic Therapeutic Inc (c)(e)	178,922	3,848,612
UNITY Biotechnology Inc warrants 8/22/2027 (c)	700,000	18
Upstream Bio Inc	79,100	730,093
Vaxcyte Inc (c)	117,290	3,810,752
Vera Therapeutics Inc Class A (c)	149,382	2,830,789
Vertex Pharmaceuticals Inc (c)	45,493	20,110,181
Viking Therapeutics Inc (c)(e)	185,400	4,968,720
		715,711,410
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	21,701	2,898,820
Blink Health LLC Class A1 (b)(c)(d)	28,770	952,862
Boston Scientific Corp (c)	66,700	7,020,842
Ceribell Inc	59,300	996,833
Dexcom Inc (c)	89,184	7,651,987
GE HealthCare Technologies Inc	42,300	2,983,842
Inspire Medical Systems Inc (c)	4,450	614,990
Insulet Corp (c)	6,060	1,969,682
Intuitive Surgical Inc (c)	200,973	111,005,427
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,109	37,930
Novocure Ltd (c)	1,598,800	30,553,068
PROCEPT BioRobotics Corp (c)	431,562	25,030,596
		191,716,879
Health Care Providers & Services - 0.4%
Alignment Healthcare Inc (c)	448,822	6,898,394
Cardinal Health Inc	71,300	11,011,572
CVS Health Corp	333,000	21,325,320
McKesson Corp	26,300	18,923,113
Scorpion Therapeutics Inc (b)	526,726	173,820
Scorpion Therapeutics Inc (b)	526,726	21,069
Scorpion Therapeutics Inc (b)	526,726	5
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)	526,726	289,699
UnitedHealth Group Inc	41,154	12,424,804
		71,067,796
Health Care Technology - 0.0%
Prognomiq Inc (b)(c)	36,205	9,051
Life Sciences Tools & Services - 0.0%
Danaher Corp	4,033	765,867
Thermo Fisher Scientific Inc	1,200	483,384
		1,249,251
Pharmaceuticals - 2.2%
Adimab LLC (b)(c)(d)(f)	762,787	11,731,665
Adimab LLC (b)(c)(d)(f)	762,787	3,669,005
Alto Neuroscience Inc (c)(e)	18,600	47,988
Atea Pharmaceuticals Inc (c)	140,800	418,176
Bristol-Myers Squibb Co	85,765	4,140,734
Dragonfly Therapeutics Inc (b)(d)	126,113	4,060,839
Eli Lilly & Co	448,700	330,992,529
Harmony Biosciences Holdings Inc (c)	375,123	12,941,744
Maze Therapeutics Inc (e)	32,500	325,325
Merck & Co Inc	37,100	2,850,764
Nuvation Bio Inc Class A (c)	3,748,402	7,946,612
Ocular Therapeutix Inc (c)(e)	449,120	3,597,451
Optinose Inc (b)	103,948	1
Optinose Inc warrants 11/23/2027 (b)(c)	206,400	4,035
Pfizer Inc	12,000	281,880
Rapport Therapeutics Inc (c)	405,453	3,353,096
Roche Holding AG rights (b)(c)	858,559	1,373,694
Sienna Biopharmaceuticals Inc (c)	589,618	1
Skyhawk Therapeutics Inc (b)(c)(d)	126,063	1,403,081
Structure Therapeutics Inc ADR (c)	97,677	2,125,452
		391,264,072
TOTAL HEALTH CARE		1,371,018,459

Industrials - 2.6%
Aerospace & Defense - 0.9%
Boeing Co (c)	80,386	16,665,626
GE Aerospace	62,500	15,369,375
Lockheed Martin Corp	2,060	993,702
Space Exploration Technologies Corp (b)(c)(d)	714,271	132,140,135
		165,168,838
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	15,184	1,481,047
Building Products - 0.0%
AZEK Co Inc/The Class A (c)	118,000	5,842,180
Construction & Engineering - 0.1%
Fluor Corp (c)	267,100	11,106,018
Quanta Services Inc	32,900	11,270,224
WillScot Holdings Corp	12,600	339,570
		22,715,812
Electrical Equipment - 0.3%
Eaton Corp PLC	77,544	24,829,589
Emerson Electric Co	37,349	4,458,723
GE Vernova Inc	25,550	12,084,639
Vertiv Holdings Co Class A	52,400	5,655,532
		47,028,483
Ground Transportation - 0.6%
Avis Budget Group Inc (c)(e)	93,700	11,411,723
Lyft Inc Class A (c)	101,300	1,543,812
Uber Technologies Inc (c)	803,004	67,580,817
Union Pacific Corp	79,161	17,546,827
		98,083,179
Industrial Conglomerates - 0.1%
3M Co	45,180	6,702,453
Honeywell International Inc	38,783	8,790,943
		15,493,396
Machinery - 0.3%
Caterpillar Inc	54,760	19,058,123
Deere & Co	38,852	19,669,214
Illinois Tool Works Inc	30,953	7,585,961
		46,313,298
Passenger Airlines - 0.3%
Delta Air Lines Inc	278,890	13,495,487
JetBlue Airways Corp (c)(e)	133,014	671,721
Southwest Airlines Co	338,237	11,290,351
United Airlines Holdings Inc (c)	346,225	27,505,845
Wheels Up Experience Inc Class A rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(c)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(c)	23,018	0
		52,963,404
Professional Services - 0.0%
Paylocity Holding Corp (c)	12,697	2,423,857
TOTAL INDUSTRIALS		457,513,494

Information Technology - 46.1%
Communications Equipment - 1.0%
Arista Networks Inc	380,628	32,977,610
Ciena Corp (c)	1,642,668	131,512,000
Lumentum Holdings Inc (c)	119,500	8,637,460
		173,127,070
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (c)	434,890	32,890,731
Corning Inc	242,900	12,045,411
Zebra Technologies Corp Class A (c)	11,500	3,332,354
		48,268,496
IT Services - 1.3%
Akamai Technologies Inc (c)	29,600	2,247,528
Cloudflare Inc Class A (c)	685,881	113,780,799
CoreWeave Inc Class A (g)	593,420	66,053,581
CoreWeave Inc Class A (c)(e)	164,400	18,299,364
CoreWeave Inc Class A (b)(g)	43,862	4,902,122
IBM Corporation	15,495	4,014,135
Kyndryl Holdings Inc (c)	118,000	4,606,720
MongoDB Inc Class A (c)	9,041	1,707,212
Okta Inc Class A (c)	109,681	11,315,789
Snowflake Inc Class A (c)	19,275	3,964,289
X.Ai Holdings Corp Class A (b)(d)	62,820	2,296,699
		233,188,238
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices Inc (c)	119,436	13,225,148
Applied Materials Inc	157,785	24,732,799
ARM Holdings PLC ADR (c)	9,500	1,183,130
Astera Labs Inc (c)	840,812	76,278,465
Broadcom Inc	1,059,250	256,412,648
First Solar Inc (c)	14,750	2,331,680
GlobalFoundries Inc (c)	186,800	6,687,440
Impinj Inc (c)	175,414	20,012,983
KLA Corp	41,286	31,248,548
Lam Research Corp	128,500	10,381,515
Marvell Technology Inc	690,541	41,563,663
Micron Technology Inc	90,631	8,561,004
Monolithic Power Systems Inc	17,600	11,649,440
NVIDIA Corp	20,877,000	2,821,109,010
ON Semiconductor Corp (c)	167,000	7,017,340
QUALCOMM Inc	118,709	17,236,547
Silicon Laboratories Inc (c)	447,676	53,958,388
SiTime Corp (c)	235,135	46,102,919
Teradyne Inc	107,650	8,461,290
Texas Instruments Inc	69,794	12,761,833
		3,470,915,790
Software - 14.4%
Adobe Inc (c)	82,512	34,249,906
Appfolio Inc Class A (c)	5,000	1,055,850
AppLovin Corp Class A (c)	338,300	132,951,900
Asapp Inc warrants 8/28/2028 (b)(c)(d)	250,984	258,514
Atlassian Corp Class A (c)	4,526	939,733
Autodesk Inc (c)	62,642	18,549,549
Celestial AI Inc (b)(d)	10,863	180,977
Confluent Inc Class A (c)	325,700	7,500,871
Crowdstrike Holdings Inc Class A (c)	88,733	41,826,074
Datadog Inc Class A (c)	66,580	7,848,450
Docusign Inc (c)	27,800	2,463,358
Elastic NV (c)	58,894	4,762,758
Figma Inc Class A (b)(c)(d)	84,629	2,475,398
HubSpot Inc (c)	32,367	19,093,293
Intuit Inc	72,694	54,772,748
Microsoft Corp	3,110,466	1,431,934,128
MicroStrategy Inc Class A (c)(e)	52,900	19,523,274
Monday.com Ltd (c)	84,375	25,100,719
Nutanix Inc Class A (c)	3,456,600	265,086,654
Oracle Corp	961,104	159,091,545
Palantir Technologies Inc Class A (c)	71,700	9,448,626
Palo Alto Networks Inc (c)	27,300	5,253,066
Rubrik Inc Class A (c)	137,300	13,091,555
SailPoint Inc (e)	90,000	1,585,800
Salesforce Inc	346,649	91,990,245
SentinelOne Inc Class A (c)	23,300	410,313
Servicenow Inc (c)	84,750	85,689,878
Stripe Inc Class B (b)(c)(d)	43,500	1,544,250
Synopsys Inc (c)	7,000	3,247,860
Workday Inc Class A (c)	40,632	10,064,953
Zoom Communications Inc Class A (c)	421,803	34,271,494
Zscaler Inc (c)	102,065	28,139,321
		2,514,403,060
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	6,472,728	1,300,047,419
Pure Storage Inc Class A (c)	4,385,097	234,997,348
Sandisk Corp/DE	1,528,407	57,605,660
Western Digital Corp (c)	86,400	4,453,920
		1,597,104,347
TOTAL INFORMATION TECHNOLOGY		8,037,007,001

Materials - 0.3%
Chemicals - 0.0%
Albemarle Corp (e)	4,500	250,920
Corteva Inc	71,700	5,076,360
Farmers Business Network Inc (b)(c)	21,002	38,014
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	468,740	843,732
Mosaic Co/The	29,100	1,051,674
		7,260,700
Containers & Packaging - 0.0%
Smurfit WestRock PLC	133,300	5,775,889
Metals & Mining - 0.3%
Freeport-McMoRan Inc	886,700	34,120,216
TOTAL MATERIALS		47,156,805

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	21,800	3,363,303
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	73,700	9,213,974
Zillow Group Inc Class C (c)	101,400	6,804,954
		16,018,928
Specialized REITs - 0.1%
American Tower Corp	56,098	12,041,436
Equinix Inc	3,200	2,844,224
		14,885,660
TOTAL REAL ESTATE		34,267,891

TOTAL UNITED STATES		16,293,810,189
TOTAL COMMON STOCKS (Cost $6,422,498,208)		16,984,067,159

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	857,900	2,417,992
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	25,455	71,745
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	1,608,501	2,083,974
		4,573,711
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(i)	343,200	375,083
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(d)	408,689	469,584
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(d)	751,000	902,101
TOTAL HEALTH CARE		1,371,685

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	12,651	8,780
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	1,086,811	1,194,187
TOTAL INFORMATION TECHNOLOGY		1,202,967

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	539,051	596,190
TOTAL UNITED STATES		8,119,636
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,633,257)		8,119,636

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	924	1,195,712
Canva Inc Series A2 (b)(c)(d)	168	217,402

TOTAL AUSTRALIA		1,413,114
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	9,503	2,399,521
AgomAb Therapeutics SA Series D (b)(d)	1,999	520,661

TOTAL BELGIUM		2,920,182
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	129,534	1,287,568
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	1,136,853	1,216,433
TOTAL HEALTH CARE		2,504,001

Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	24,600	1,354,230
TOTAL CANADA		3,858,231
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	84,766	18,798,556
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	13,569	2,873,699
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	225,686	6,337,263
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	4	147
DNA Script SAS Series C (b)(c)(d)	2,060	477,863

TOTAL FRANCE		478,010
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(d)	45,049	3,391,289
Meesho Series E (b)(d)	7,504	564,901
Meesho Series E1 (b)(c)(d)	4,566	343,728
Meesho Series F (b)(c)(d)	69,426	5,331,223

TOTAL INDIA		9,631,141
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)	1,613,647	1,242,508
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	134,000	495,800
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	167,386	281,208
Xsight Labs Ltd Series E (b)(d)	102,977	823,817
Xsight Labs Ltd Series E1 (b)(d)	23,720	189,760
		1,294,785
TOTAL ISRAEL		3,033,093
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	760,965	1,400,175
UNITED STATES - 2.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	5,678,726	355,488
Rad Power Bikes Inc Series A (b)(c)(d)	32,487	2,924
Rad Power Bikes Inc Series C (b)(c)(d)	127,831	29,401
Rad Power Bikes Inc Series D (b)(c)(d)	215,900	79,883
Waymo LLC Series A2 (b)(c)(d)	10,731	753,102
Waymo LLC Series C2 (b)(d)	6,310	519,060
		1,739,858
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	340,438
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	190,858	864,587
Freenome Holdings Inc Series D (b)(c)(d)	91,538	449,451
Laronde Inc Series B (b)(c)(d)	66,432	1,593,704
		2,907,742
TOTAL CONSUMER DISCRETIONARY		4,988,038

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	26,833	1,009,725
GoBrands Inc Series H (b)(c)(d)	21,372	1,030,772
		2,040,497
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	338,565	3
AgBiome LLC Series D (b)(c)(d)	126,371	13,901
		13,904
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	6,648	8,111
TOTAL CONSUMER STAPLES		2,062,512

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	100,800	1,290,239
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	198,234	2,515,590
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	115,792	1,485,611
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	68,366	944,134
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	238,444	3,068,775
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	44,427	544,675
Saluda Medical Inc Series D (b)(c)(d)	109,988	871,105
Saluda Medical Inc Series E (b)(c)(d)	246,641	1,506,977
Saluda Medical Inc Series E-1 (b)(d)	42,508	362,593
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	40,678	2,916,613
Tenstorrent Holdings Inc Series D1 (b)(d)	41,795	3,181,017
Tenstorrent Holdings Inc Series D2 (b)(d)	11,638	853,764
		19,541,093
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	122,084	2,596,727
Altos Labs Inc Series C (b)(c)(d)	26,465	562,910
Ankyra Therapeutics Series B (b)(c)(d)	257,347	1,083,431
Asimov Inc Series B (b)(c)(d)	15,783	407,044
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	239,403	347,134
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	613,036	643,688
Cardurion Pharmaceuticals Inc Series B (b)(d)	292,510	1,184,666
Caris Life Sciences Inc Series D (b)(c)(d)	255,590	2,039,608
Castle Creek Biosciences Inc Series B (b)(c)(d)	4,910	922,540
Castle Creek Biosciences Inc Series C (b)(c)(d)	2,570	578,276
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,460	902,615
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,412	252,507
CELLANOME Inc Series B (b)(c)(d)	274,637	1,892,249
City Therapeutics Inc Series A (b)(c)(d)	196,252	1,801,593
Cleerly Inc Series C (b)(c)(d)	272,438	3,054,030
Element Biosciences Inc Series B (b)(c)(d)	250,956	1,415,392
Element Biosciences Inc Series C (b)(c)(d)	101,911	830,575
Element Biosciences Inc Series D (b)(d)	52,404	304,991
Element Biosciences Inc Series D1 (b)(d)	52,404	304,991
ElevateBio LLC Series C (b)(c)(d)	332,500	655,025
Generate Biomedicines Inc Series B (b)(c)(d)	157,390	1,679,351
Generate Biomedicines Inc Series C (b)(c)(d)	240,013	2,560,939
Genesis Therapeutics Inc Series D (b)(c)(d)	402,516	1,988,429
Intarcia Therapeutics Inc Series EE (b)(c)(d)	116,544	1
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,780,790	2,101,332
National Resilience Inc Series B (b)(c)(d)	251,448	5,225,090
National Resilience Inc Series C (b)(c)(d)	44,850	931,983
Neurona Therapeutics Inc Series F (b)(d)	887,600	1,828,456
Odyssey Therapeutics Inc Series B (b)(c)(d)	468,023	650,552
Odyssey Therapeutics Inc Series C (b)(c)(d)	215,628	260,910
Parabilis Medicines Inc Series D (b)(c)(d)	247,595	1,332,061
Parabilis Medicines Inc Series E (b)(c)(d)	114,541	679,228
Saliogen Therapeutics Inc Series B (b)(c)(d)	8,766	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	481,325	1,164,807
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	256,702	716,198
T-Knife Therapeutics Inc Series B (b)(c)(d)	199,356	271,124
Treeline Biosciences Series A (b)(c)(d)	289,700	1,512,234
Treeline Biosciences Series A1 (b)(c)(d)	143,637	777,076
Triveni Bio Inc Series B (b)(d)	1,221,168	1,037,993
		46,497,756
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	197,068	6,526,892
Blink Health LLC Series C1 (b)(c)(d)	84,687	2,804,833
Blink Health LLC Series D (b)(d)	63,464	2,101,928
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	53,171	1,773,785
		13,207,438
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	240,750	963,000
Conformal Medical Inc Series D (b)(c)(d)	55,260	257,512
		1,220,512
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	22,992	814,147
Aledade Inc Series E1 (b)(c)(d)	17,916	634,405
Candid Therapeutics Series B (b)(d)	922,295	913,072
Omada Health Inc Series E (c)(d)	145,020	2,755,380
Wugen Inc Series B (b)(c)(d)	96,718	129,602
		5,246,606
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,018,908	326,050
Kartos Therapeutics Inc Series C (b)(c)(d)	314,398	1,782,637
Kartos Therapeutics Inc Series D (b)(d)	105,952	600,748
Mirador Therapeutics Inc Series A (b)(c)(d)	694,131	1,832,506
		4,541,941
TOTAL HEALTH CARE		70,714,253

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(d)	67,505	2,759,604
Anduril Industries Inc Series G (b)(d)	16,600	678,608
Space Exploration Technologies Corp Series G (b)(c)(d)	53,937	99,783,450
		103,221,662
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)	44,809	1,536,053
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	10,986	1,043,230
Beta Technologies Inc Series B, 6% (b)(c)(d)	17,147	1,945,499
Beta Technologies Inc Series C, 6% (b)(d)	13,007	1,267,532
		4,256,261
TOTAL INDUSTRIALS		109,013,976

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	814,561	252,514
Menlo Microsystems Inc Series C (b)(c)(d)	959,784	412,707
Vast Data Ltd Series A (b)(c)(d)	87,399	1,914,038
Vast Data Ltd Series A1 (b)(c)(d)	215,119	4,711,106
Vast Data Ltd Series A2 (b)(c)(d)	247,456	5,419,286
Vast Data Ltd Series B (b)(c)(d)	196,904	4,312,198
Vast Data Ltd Series C (b)(c)(d)	5,740	125,706
Vast Data Ltd Series E (b)(c)(d)	188,154	4,120,573
		21,268,128
IT Services - 0.3%
X.Ai Holdings Corp Series B (b)(d)	567,127	20,734,163
X.Ai Holdings Corp Series C (b)(d)	574,200	20,992,752
		41,726,915
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,548	1,101,764
Alif Semiconductor Series D (b)(d)	67,900	1,834,659
Danger Devices Inc Series B (b)(d)	984,000	885,600
Rexford Industrial Realty Inc 5.625% Series C (b)(c)(d)	202,413	2,009,961
Rexford Industrial Realty Inc 5.875% Series D (b)	50,214	527,247
SiMa Technologies Inc Series B (b)(c)(d)	338,113	1,981,342
SiMa Technologies Inc Series B1 (b)(c)(d)	22,648	157,177
		8,497,750
Software - 0.3%
Anthropic PBC Series D (b)(c)(d)	65,931	4,374,522
Anthropic PBC Series E (b)(d)	11,600	737,412
Asapp Inc Series D (b)(c)(d)	437,448	590,554
Celestial AI Inc Series A (b)(d)	69,265	1,153,955
Celestial AI Inc Series B (b)(d)	52,121	868,336
Celestial AI Inc Series C1 (b)(d)	208,786	3,478,375
Crusoe Energy Systems LLC Series D (b)(d)	66,580	2,141,213
Databricks Inc Series G (b)(c)(d)	53,226	5,471,633
Databricks Inc Series H (b)(c)(d)	56,454	5,803,471
Databricks Inc Series J (b)(d)	21,183	2,177,612
Dataminr Inc Series D, 8% (b)(c)(d)	442,241	5,028,280
Evozyne Inc Series A (b)(c)(d)	101,400	1,458,132
Evozyne Inc Series B (b)(c)(d)	63,838	983,744
Lyte Ai Inc Series B (b)(d)	178,058	1,917,685
Skyryse Inc Series B (b)(c)(d)	117,170	3,237,407
Stripe Inc Series H (b)(c)(d)	19,200	681,600
		40,103,931
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	121,541	7,493,003
Lightmatter Inc Series C2 (b)(c)(d)	19,091	1,201,397
Lightmatter Inc Series D (b)(d)	112,461	8,707,855
		17,402,255
TOTAL INFORMATION TECHNOLOGY		128,998,979

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	15,988	28,938
Manus Bio Inc Series One-5 (b)(d)	134,553	409,041
Manus Bio Inc Series One-6 (b)(d)	187,183	569,037
		1,007,016
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	355,446	8,818,615
TOTAL MATERIALS		9,825,631

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	16,253	450,859
Redwood Materials Series D (b)(c)(d)	6,752	187,300
		638,159
TOTAL UNITED STATES		345,782,641
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,408,683)		396,526,105

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	13,511	2,625,863
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	219,824	219,824
TOTAL HEALTH CARE		2,845,687

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,760,543)		2,845,687

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(d)(i)	1,612,660	1,698,131
Kardium Inc/CA 10% 12/31/2026 (b)(d)	1,901,778	2,303,877

TOTAL CANADA		4,002,008
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	181,375	162,565
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(j)	614,446	0
Health Care Technology - 0.0%
HeartFlow Inc 0% (b)(d)(i)	1,306,000	1,355,497
TOTAL HEALTH CARE		1,355,497

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(i)	45,268	22,567
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	361,270	374,803
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	177,030	204,717
TOTAL INFORMATION TECHNOLOGY		602,087

TOTAL UNITED STATES		2,120,149
TOTAL PREFERRED SECURITIES (Cost $6,199,827)		6,122,157

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	701,718,953	701,859,297
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	151,854,703	151,869,889
TOTAL MONEY MARKET FUNDS (Cost $853,729,186)			853,729,186

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $7,595,229,704)	18,251,409,930
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(769,348,432)
NET ASSETS - 100.0%	17,482,061,498

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $613,342,632 or 3.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $73,870,027 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	8,625,646

Adimab LLC	9/17/14 - 6/05/15	2,958,349

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

AgomAb Therapeutics SA Series C	10/03/23	2,074,942

AgomAb Therapeutics SA Series D	10/22/24	517,403

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	1,286,289

Aledade Inc Series B1	5/07/21	880,380

Aledade Inc Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Alif Semiconductor Series D	4/11/25	1,834,461

Altos Labs Inc Series B	7/22/22	2,337,713

Altos Labs Inc Series C	3/15/24	662,218

Anduril Industries Inc Series F	8/07/24	1,467,329

Anduril Industries Inc Series G	4/17/25	678,654

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co Ltd Class C	5/16/18	2,351,948

Anthropic PBC Series D	5/31/24	1,978,227

Anthropic PBC Series E	2/14/25	650,603

Asapp Inc Series D	8/29/23	1,689,205

Asapp Inc warrants 8/28/2028	8/29/23	0

Asimov Inc Series B	10/29/21	1,462,779

Beauty Health Co/The	12/08/20	5,538,280

Beta Technologies Inc Series A	4/09/21	804,944

Beta Technologies Inc Series B, 6%	4/04/22	1,769,056

Beta Technologies Inc Series C, 6%	10/24/24	1,488,911

Blink Health LLC Class A1	12/30/20 - 6/17/24	910,758

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC Series C1	7/15/22 - 2/02/24	3,290,001

Blink Health LLC Series D	6/17/24 - 6/25/24	2,665,488

Bolt Technology OU Series E	1/03/22	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/21	935,108

Bright Peak Therapeutics Inc. Series C	5/07/24	694,876

ByteDance Ltd Series E1	11/18/20	9,288,165

Candid Therapeutics Series B	8/27/24	1,106,754

Canva Inc Class A	3/18/24	1,160,527

Canva Inc Series A	9/22/23	985,595

Canva Inc Series A2	9/22/23	179,199

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,432,597

Caris Life Sciences Inc	10/06/22	2,217,662

Caris Life Sciences Inc Series D	5/11/21	2,070,279

Castle Creek Biosciences Inc Series A4	9/29/16	4,471,547

Castle Creek Biosciences Inc Series B	10/09/18	2,022,184

Castle Creek Biosciences Inc Series C	12/09/19	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/22	959,034

Castle Creek Biosciences Inc Series D2	6/28/21	242,100

Celestial AI Inc	2/25/25	160,943

Celestial AI Inc Series A	2/25/25	1,026,209

Celestial AI Inc Series B	2/25/25	772,209

Celestial AI Inc Series C1	2/25/25	3,639,182

CELLANOME Inc Series B	1/08/24	2,057,031

City Therapeutics Inc Series A	4/17/24	1,968,309

Cleerly Inc Series C	7/08/22	3,209,483

Conformal Medical Inc Series C	7/24/20	882,846

Conformal Medical Inc Series D	5/26/23	280,702

Crusoe Energy Systems LLC Series D	12/10/24	1,942,261

Danger Devices Inc Series B	3/05/25	886,092

Databricks Inc Series G	2/01/21	3,146,861

Databricks Inc Series H	8/31/21	4,148,473

Databricks Inc Series J	12/17/24	1,959,428

Dataminr Inc Series D, 8%	2/18/15 - 3/06/15	5,638,573

Deep Genomics Inc Series C	7/21/21	1,878,398

Diamond Foundry Inc Series C	3/15/21	8,530,704

Discord Inc Series I	9/15/21	770,874

DNA Script SAS	12/17/21	68,063

DNA Script SAS	12/17/21	259,441

DNA Script SAS Series B	12/17/21	3,203

DNA Script SAS Series C	10/01/21	1,791,891

Dragonfly Therapeutics Inc	12/19/19	3,336,950

Element Biosciences Inc Series B	12/13/19	1,315,160

Element Biosciences Inc Series C	6/21/21	2,094,954

Element Biosciences Inc Series D	6/28/24	411,020

Element Biosciences Inc Series D1	6/28/24	411,020

Element Labs Inc Series A	2/11/25	494,272

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp 10% 5/12/2199	11/12/24	12,651

Enevate Corp 6%	11/02/23 - 10/31/24	45,268

Enevate Corp Series E	1/29/21	903,092

Epic Games Inc	7/13/20 - 7/30/20	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 3/31/25	1,086,811

Evozyne Inc Series A	4/09/21	2,278,458

Evozyne Inc Series B	9/14/23	988,851

Fanatics Inc Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals Inc Series B	12/30/19	288,996

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	539,051

Farmers Business Network Inc Series G	9/15/21	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/23	0

Figma Inc Class A	5/15/24	1,962,800

Freenome Holdings Inc Series C	8/14/20	1,262,201

Freenome Holdings Inc Series D	11/22/21	690,407

Galvanize Therapeutics 6% 2/28/2027	2/28/24	751,000

Galvanize Therapeutics Series B	3/29/22	1,764,020

Generate Biomedicines Inc Series B	11/02/21	1,865,072

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	2,844,154

Genesis Therapeutics Inc Series D	8/10/23	2,055,891

GoBrands Inc Series G	3/02/21	6,700,664

GoBrands Inc Series H	7/22/21	8,302,821

HeartFlow Inc 0%	3/26/25	1,306,000

InSightec Ltd Series G	6/17/24	1,432,596

Intarcia Therapeutics Inc 6%	2/26/19	614,446

Intarcia Therapeutics Inc Series EE	9/02/16	6,992,640

Jade Biosciences Inc	10/30/24	1,345,035

JUUL Labs Inc Class A	7/06/18 - 2/23/24	2,478,548

JUUL Labs Inc Series E	7/06/18	196,006

Kardium Inc/CA 0%	12/30/20	1,612,660

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	1,901,778

Kardium Inc/CA Series D-6	12/30/20	1,154,861

Kartos Therapeutics Inc Series C	8/22/23	1,777,292

Kartos Therapeutics Inc Series D	2/26/25	598,947

Korro Bio Inc	7/14/23	959,092

Laronde Inc Series B	8/13/21	1,860,096

LifeMine Therapeutics Inc Series C	2/15/22	3,626,739

Lightmatter Inc Series C1	5/19/23	2,000,176

Lightmatter Inc Series C2	12/18/23	496,400

Lightmatter Inc Series D	10/11/24	9,022,802

Lyte Ai Inc Series B	8/13/24	2,258,862

Manus Bio Inc Series One-5	11/13/20	1,411,367

Manus Bio Inc Series One-6	3/30/21	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/24	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	2,522,744

Meesho Series E	7/15/24	420,224

Meesho Series E1	4/18/24	255,696

Meesho Series F	9/21/21 - 7/15/24	5,179,069

Menlo Microsystems Inc Series C	2/09/22	1,272,194

Mirador Therapeutics Inc Series A	3/19/24	2,082,393

National Resilience Inc Series B	12/01/20	3,434,780

National Resilience Inc Series C	6/28/21	1,991,789

Neurona Therapeutics Inc Series F	3/28/25	1,828,456

Neutron Holdings Inc	2/04/21	4,384

Neutron Holdings Inc 4% 5/22/2027	6/04/20	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/20	25,455

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	1,608,501

Neutron Holdings Inc Series 1D	1/25/19	1,377,091

Odyssey Therapeutics Inc Series B	9/30/22	2,955,958

Odyssey Therapeutics Inc Series C	10/25/23	1,078,140

Omada Health Inc Series E	12/22/21	2,608,284

Oura Health Oy Series D	12/18/24	5,797,873

Parabilis Medicines Inc Series D	11/17/22	2,664,890

Parabilis Medicines Inc Series E	2/29/24	713,373

Paragon Biosciences Emalex Capital Inc Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital Inc Series D-3	5/06/25	945,502

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22 - 3/13/25	2,582,349

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	382,943

Quell Therapeutics Ltd Series B	11/24/21	1,438,224

Rad Power Bikes Inc	1/21/21	1,202,019

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	181,375

Rad Power Bikes Inc Series A	1/21/21	156,712

Rad Power Bikes Inc Series C	1/21/21	616,636

Rad Power Bikes Inc Series D	9/17/21	2,069,142

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Revolut Group Holdings Ltd	12/27/24	1,589,939

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	1,575,137

Saliogen Therapeutics Inc Series B	12/10/21	928,004

Saluda Medical Inc 0%	1/03/25	343,200

Saluda Medical Inc Series D	1/20/22	1,402,995

Saluda Medical Inc Series E	4/06/23	1,991,330

Saluda Medical Inc Series E-1	4/06/23	343,201

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	361,270

SiMa Technologies Inc Series B	5/10/21	1,733,641

SiMa Technologies Inc Series B1	4/25/22	160,595

Skyhawk Therapeutics Inc	5/21/21	2,069,954

Skyryse Inc 0% 2/5/2027	8/13/24	177,030

Skyryse Inc Series B	10/21/21	2,891,752

Sonoma Biotherapeutics Inc Series B	7/26/21	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/21	760,993

Space Exploration Technologies Corp	10/16/15	6,357,012

Space Exploration Technologies Corp Series G	1/20/15	4,177,960

Stripe Inc Class B	5/18/21	1,745,585

Stripe Inc Series H	3/15/21	770,400

T-Knife Therapeutics Inc Series B	6/30/21	1,150,045

Taalas Inc Series B	2/19/25	1,350,870

Tenstorrent Holdings Inc Series C1	4/23/21	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	3,294,551

Tenstorrent Holdings Inc Series D2	7/17/24	884,255

Tory Burch LLC Class A	5/14/15	17,704,966

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

Triveni Bio Inc Series B	9/19/24	1,277,830

Vast Data Ltd Series A	11/28/23	961,389

Vast Data Ltd Series A1	11/28/23	2,366,309

Vast Data Ltd Series A2	11/28/23	2,722,016

Vast Data Ltd Series B	11/28/23	2,165,944

Vast Data Ltd Series C	11/28/23	63,140

Vast Data Ltd Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Waymo LLC Series C2	10/18/24	493,450

Wugen Inc 10% 6/14/2025	6/14/24	408,689

Wugen Inc Series B	7/09/21	750,038

X.Ai Holdings Corp Class A	10/27/21	1,326,759

X.Ai Holdings Corp Series B	5/13/24	6,788,510

X.Ai Holdings Corp Series C	11/22/24	12,431,430

Xsight Labs Ltd Series D	2/16/21	1,338,418

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	823,817

Xsight Labs Ltd Series E1	1/11/24	189,665

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	1,879,572

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Metsera Inc	7/30/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	196,606,645	2,455,885,104	1,950,632,452	2,166,420	-	-	701,859,297	701,718,953	1.3%
Fidelity Securities Lending Cash Central Fund	256,455,667	638,297,402	742,883,180	696,576	-	-	151,869,889	151,854,703	0.5%
Total	453,062,312	3,094,182,506	2,693,515,632	2,862,996	-	-	853,729,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,258,265,067	2,250,310,333	-	7,954,734
Consumer Discretionary	2,853,822,275	2,833,579,039	-	20,243,236
Consumer Staples	603,115,046	600,590,831	-	2,524,215
Energy	56,970,090	56,970,090	-	-
Financials	863,969,214	846,071,452	15,197,795	2,699,967
Health Care	1,602,931,514	1,559,461,350	18,858,267	24,611,897
Industrials	475,643,680	328,660,727	14,842,818	132,140,135
Information Technology	8,167,248,804	8,150,615,161	3,567,746	13,065,897
Materials	67,833,578	66,951,832	-	881,746
Real Estate	34,267,891	34,267,891	-	-

Convertible Corporate Bonds
Consumer Discretionary	4,573,711	-	-	4,573,711
Financials	375,083	-	-	375,083
Health Care	1,371,685	-	-	1,371,685
Information Technology	1,202,967	-	-	1,202,967
Materials	596,190	-	-	596,190

Convertible Preferred Stocks
Communication Services	18,798,556	-	-	18,798,556
Consumer Discretionary	14,619,179	-	-	14,619,179
Consumer Staples	2,062,512	-	-	2,062,512
Financials	19,541,093	-	-	19,541,093
Health Care	85,596,392	-	2,755,380	82,841,012
Industrials	109,509,776	-	-	109,509,776
Information Technology	135,934,807	-	-	135,934,807
Materials	9,825,631	-	-	9,825,631
Utilities	638,159	-	-	638,159

Non-Convertible Preferred Stocks
Health Care	2,845,687	-	-	2,845,687

Preferred Securities
Consumer Discretionary	162,565	-	-	162,565
Health Care	5,357,505	-	-	5,357,505
Information Technology	602,087	-	-	602,087

Money Market Funds	853,729,186	853,729,186	-	-
Total Investments in Securities:	18,251,409,930	17,581,207,892	55,222,006	614,980,032
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	188,496,716	6,952,874	29,999,321	2,879,604	(20,347,347)	-	2,064	(3,861,405)	204,121,827	44,262,130
Convertible Preferred Stocks	326,060,850	1,739,841	43,327,666	28,823,383	(4,305,898)	-	-	(1,875,117)	393,770,725	47,508,440
Non-Convertible Preferred Stocks	3,200,025	-	(354,338)	-	-	-	-	-	2,845,687	(354,338)
Convertible Corporate Bonds	6,985,975	-	629,606	504,055	-	-	-	-	8,119,636	629,606
Preferred Securities	3,869,300	-	835,108	1,417,749	-	-	-	-	6,122,157	835,108

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $141,465,255) - See accompanying schedule:
Unaffiliated issuers (cost $6,741,500,518)	$17,397,680,744
Fidelity Central Funds (cost $853,729,186)	853,729,186

Total Investment in Securities (cost $7,595,229,704)		$18,251,409,930
Segregated cash with brokers for derivative instruments		45,977,483
Restricted cash		40,876
Foreign currency held at value (cost $284,376)		284,141
Receivable for investments sold		296,571,241
Unrealized appreciation on unfunded commitments		493,788
Receivable for fund shares sold		499
Dividends receivable		7,696,706
Interest receivable		351,716
Distributions receivable from Fidelity Central Funds		700,634
Other receivables		252,399
Total assets		18,603,779,413
Liabilities
Payable to custodian bank	$4,588,916
Payable for investments purchased	11,340,298
Payable for fund shares redeemed	949,940,600
Payable for daily variation margin on futures contracts	2,028,417
Other payables and accrued expenses	1,960,182
Collateral on securities loaned	151,859,502
Total liabilities		1,121,717,915
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$17,482,061,498
Net Assets consist of:
Paid in capital		$6,028,457,834
Total accumulated earnings (loss)		11,453,603,664
Net Assets		$17,482,061,498
Net Asset Value, offering price and redemption price per share ($17,482,061,498 ÷ 748,985,501 shares)		$23.34
Consolidated Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$36,175,335
Interest		228,775
Income from Fidelity Central Funds (including $696,576 from security lending)		2,862,996
Total income		39,267,106
Expenses
Custodian fees and expenses	$122,662
Independent trustees' fees and expenses	36,290
Total expenses		158,952
Net Investment income (loss)		39,108,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	843,772,995
Foreign currency transactions	(37,075)
Futures contracts	(27,719,537)
Total net realized gain (loss)		816,016,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $209,676)	(1,058,613,285)
Unfunded commitments	(571,818)
Assets and liabilities in foreign currencies	65,938
Total change in net unrealized appreciation (depreciation)		(1,059,119,165)
Net gain (loss)		(243,102,782)
Net increase (decrease) in net assets resulting from operations		$(203,994,628)
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,108,154	$77,639,319
Net realized gain (loss)	816,016,383	2,233,545,909
Change in net unrealized appreciation (depreciation)	(1,059,119,165)	3,577,738,677
Net increase (decrease) in net assets resulting from operations	(203,994,628)	5,888,923,905
Distributions to shareholders	(2,005,810,693)	(437,595,037)

Share transactions
Proceeds from sales of shares	2,768,628,672	3,012,251,210
Reinvestment of distributions	2,005,810,693	437,595,037
Cost of shares redeemed	(3,036,022,490)	(4,568,096,849)

Net increase (decrease) in net assets resulting from share transactions	1,738,416,875	(1,118,250,602)
Total increase (decrease) in net assets	(471,388,446)	4,333,078,266

Net Assets
Beginning of period	17,953,449,944	13,620,371,678
End of period	$17,482,061,498	$17,953,449,944

Other Information
Shares
Sold	121,744,282	130,036,558
Issued in reinvestment of distributions	81,338,633	22,934,750
Redeemed	(128,027,131)	(197,988,027)
Net increase (decrease)	75,055,784	(45,016,719)

Consolidated Financial Highlights
Fidelity® Series Growth Company Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.64	$18.94	$15.09	$29.25	$29.01	$19.16
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.09	.10	.10 C	.09
Net realized and unrealized gain (loss)	(.36)	8.20	3.84	(6.37)	7.43	11.72
Total from investment operations	(.31)	8.31	3.93	(6.27)	7.53	11.81
Distributions from net investment income	(.12)	(.10)	(.08)	(.12)	(.16)	(.13)
Distributions from net realized gain	(2.87)	(.51)	-	(7.77)	(7.13)	(1.84)
Total distributions	(2.99)	(.61)	(.08)	(7.89)	(7.29)	(1.96) D
Net asset value, end of period	$23.34	$26.64	$18.94	$15.09	$29.25	$29.01
Total Return E,F	(1.75) %	45.14%	26.24%	(28.60)%	33.42%	68.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	.48%	.54%	.60%	.40% C	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$17,482,061	$17,953,450	$13,620,372	$12,547,656	$13,178,104	$12,836,920
Portfolio turnover rate K	41 % J	27%	21%	29%	34%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 204,121,827	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.8 - 31.4 / 19.1	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 39.4 / 6.9	Increase
			Spinout allocation	12.5%	Increase
			Spinout valuation	$28,000,000.00	Increase
			Spinout valuation weighting	30.0% - 70.0% / 50.0%	Increase
		Market approach	Discount rate	5.0% - 40.0% / 39.8%	Decrease
			Premium rate	50.0%	Increase
			Transaction price	$0.02 - $33.33 / $12.30	Increase
		Discounted cash flow	Discount rate	4.2% - 13.6% / 10.8%	Decrease
			Probability rate	2.5% - 90.0% / 52.4%	Increase
			Term	0.1 - 9.7 / 5.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.6% - 4.3% / 4.1%	Increase
			Term	1.0 - 5.0 / 1.4	Increase
			Volatility	50.0% - 80.0% / 62.7%	Increase
		Book value	Book value multiple	1.7	Increase
Convertible Corporate Bonds	$ 8,119,636	Market comparable	Discount rate	25.0% - 33.2% / 28.5%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.9 - 11.5 / 4.8	Increase
			Probability rate	0.0% - 75.0% / 29.0%	Increase
		Market approach	Discount rate	19.8% - 35.4% / 20.9%	Decrease
			Probability rate	0.0% - 80.0% / 33.3%	Increase
			Transaction price	$7.75 - $100.00 / $69.25	Increase
		Black scholes	Discount rate	4.1% - 5.0% / 4.3%	Increase
			Term	0.1 - 1.3 / 0.6	Increase
			Volatility	65.0% - 100.0% / 71.5%	Increase
Convertible Preferred Stocks	$ 393,770,725	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise Value/Gross Profit multiple (EV/GP)	11.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 39.4 / 11.0	Increase
		Market approach	Discount rate	5.0% - 80.0% / 20.8%	Decrease
			Premium rate	15.0%	Increase
			Transaction price	$0.41 - $239.78 / $30.22	Increase
		Recovery value	Recovery value	$0.00 - $0.11 / $0.03	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.0%	Increase
			Term	2.0 - 5.0 / 2.9	Increase
			Volatility	40.0% - 100.0% / 71.1%	Increase
Non-Convertible Preferred Stocks	$ 2,845,687	Market approach	Discount rate	5.0%	Decrease
			Transaction price	$1.00 - $215.03 / $108.01	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	3.0	Increase
			Volatility	75.0% - 85.0% / 84.2%	Increase
Preferred Securities	$ 6,122,157	Market comparable	Discount rate	15.5% - 23.1% / 22.1%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.5 - 15.0 / 7.8	Increase
			Probability rate	0.0% - 75.0% / 24.0%	Increase
		Market approach	Discount rate	5.0% - 37.9% / 24.2%	Decrease
			Probability rate	0.0% - 90.0% / 33.6%	Increase
			Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0% - 5.0% / 4.2%	Increase
			Term	0.3 - 3.0 / 1.5	Increase
			Volatility	50.0% - 100.0% / 59.2%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Growth Company Fund	$90,716

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, contingent interest, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,188,276,741
Gross unrealized depreciation	(563,555,270)
Net unrealized appreciation (depreciation)	$10,624,721,471
Tax cost	$7,626,688,459

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Growth Company Fund	Crescent Biopharma, Inc	915,115	493,788

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Growth Company Fund	24,613,788.14

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	3,544,931,584	3,824,186,606
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Growth Company Fund	98,754

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	363,302,925	266,152,990	102,238,488
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Growth Company Fund	79,291	414	9,804
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.968010.111
XS7-SANN-0725
Fidelity® Growth Strategies K6 Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies K6 Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 1.0%
Financials - 1.0%
Banks - 1.0%
NU Holdings Ltd/Cayman Islands Class A (a)	659,400	7,919,394
CANADA - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	33,000	1,601,487
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	35,700	1,919,946
ISRAEL - 1.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	1,000	59,200
Information Technology - 1.0%
IT Services - 0.5%
Wix.com Ltd (a)	26,700	3,976,965
Software - 0.5%
Cellebrite DI Ltd (a)	256,500	4,278,420
TOTAL INFORMATION TECHNOLOGY		8,255,385

TOTAL ISRAEL		8,314,585
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	272,400	7,640,820
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	89,273	2,780,854
UNITED STATES - 95.7%
Communication Services - 4.1%
Entertainment - 2.9%
IMAX Corp (a)	106,900	2,977,165
Live Nation Entertainment Inc (a)	36,700	5,034,873
ROBLOX Corp Class A (a)	182,900	15,908,642
		23,920,680
Interactive Media & Services - 0.2%
Reddit Inc Class A (a)	11,900	1,336,965
Media - 1.0%
Trade Desk Inc (The) Class A (a)	108,600	8,168,892
TOTAL COMMUNICATION SERVICES		33,426,537

Consumer Discretionary - 10.4%
Diversified Consumer Services - 1.2%
Duolingo Inc Class A (a)	18,200	9,456,902
Hotels, Restaurants & Leisure - 5.6%
Brinker International Inc (a)	13,300	2,295,979
Carnival Corp (a)	110,400	2,563,488
Cava Group Inc (a)	32,300	2,625,021
Dutch Bros Inc Class A (a)	111,200	8,028,640
First Watch Restaurant Group Inc (a)(b)	187,500	2,895,000
Hilton Worldwide Holdings Inc	37,900	9,415,876
Royal Caribbean Cruises Ltd	15,200	3,905,944
Sportradar Holding AG Class A (a)	43,500	1,040,085
Texas Roadhouse Inc	36,200	7,066,602
Wingstop Inc (b)	12,800	4,373,760
Wyndham Hotels & Resorts Inc	14,400	1,192,032
		45,402,427
Household Durables - 1.5%
SharkNinja Inc (a)	34,100	3,134,813
Somnigroup International Inc	144,300	9,388,158
		12,522,971
Specialty Retail - 1.8%
Carvana Co Class A (a)	18,000	5,888,880
Chewy Inc Class A (a)	97,800	4,425,450
O'Reilly Automotive Inc (a)	1,100	1,504,250
Tractor Supply Co	56,300	2,724,920
		14,543,500
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	14,034	1,480,868
VF Corp	101,300	1,262,198
		2,743,066
TOTAL CONSUMER DISCRETIONARY		84,668,866

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	17,100	7,485,696
Performance Food Group Co (a)	61,900	5,543,764
US Foods Holding Corp (a)	54,400	4,304,128
		17,333,588
Personal Care Products - 0.2%
elf Beauty Inc (a)	14,000	1,574,860
TOTAL CONSUMER STAPLES		18,908,448

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	27,600	6,540,924
Hess Corp	33,200	4,388,708
Permian Resources Corp Class A	69,300	873,873
Targa Resources Corp	42,800	6,759,404
Texas Pacific Land Corp	1,400	1,559,642
		20,122,551
Financials - 11.8%
Capital Markets - 8.1%
Ameriprise Financial Inc	25,200	12,832,848
Ares Management Corp Class A	60,300	9,979,650
Blue Owl Capital Inc Class A	403,500	7,537,380
Coinbase Global Inc Class A (a)	21,200	5,228,344
Jefferies Financial Group Inc	49,800	2,420,280
LPL Financial Holdings Inc	14,700	5,691,252
MSCI Inc	14,000	7,896,280
Robinhood Markets Inc Class A (a)	149,300	9,876,195
Tradeweb Markets Inc Class A	27,700	4,001,265
		65,463,494
Financial Services - 1.6%
Affirm Holdings Inc Class A (a)	32,800	1,702,320
Apollo Global Management Inc	30,000	3,920,700
Block Inc Class A (a)	43,000	2,655,250
Corpay Inc (a)	100	32,511
Toast Inc Class A (a)	113,900	4,804,302
		13,115,083
Insurance - 2.1%
Arthur J Gallagher & Co	17,300	6,010,712
Brown & Brown Inc	48,400	5,464,360
Kinsale Capital Group Inc	12,100	5,711,079
		17,186,151
TOTAL FINANCIALS		95,764,728

Health Care - 7.1%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	32,100	9,776,376
Natera Inc (a)	11,700	1,845,441
Neurocrine Biosciences Inc (a)	9,200	1,131,784
Viking Therapeutics Inc (a)	9,500	254,600
		13,008,201
Health Care Equipment & Supplies - 1.5%
Dexcom Inc (a)	17,599	1,509,994
Insulet Corp (a)	19,800	6,435,594
Penumbra Inc (a)	600	160,182
TransMedics Group Inc (a)	32,000	4,067,840
		12,173,610
Health Care Providers & Services - 2.4%
Cardinal Health Inc	52,706	8,139,915
Cencora Inc	37,900	11,037,996
		19,177,911
Health Care Technology - 1.5%
Doximity Inc Class A (a)	140,400	7,313,436
Veeva Systems Inc Class A (a)	17,100	4,782,870
		12,096,306
Life Sciences Tools & Services - 0.1%
West Pharmaceutical Services Inc	7,700	1,623,545
TOTAL HEALTH CARE		58,079,573

Industrials - 26.4%
Aerospace & Defense - 8.8%
Axon Enterprise Inc (a)	47,800	35,867,208
HEICO Corp Class A	42,200	9,952,448
Howmet Aerospace Inc	90,500	15,375,045
Karman Holdings Inc (b)	1,500	64,290
Loar Holdings Inc (a)	300	26,115
Standard Aero Inc	12,000	351,960
TransDigm Group Inc	6,200	9,104,266
		70,741,332
Building Products - 2.0%
AAON Inc	53,200	5,122,628
Lennox International Inc	10,300	5,813,835
Trane Technologies PLC	12,132	5,220,036
		16,156,499
Commercial Services & Supplies - 2.6%
Cintas Corp	39,100	8,856,150
GEO Group Inc/The (a)	109,200	2,963,688
GFL Environmental Inc Subordinate Voting Shares (United States)	76,900	3,878,067
Veralto Corp	19,500	1,970,085
VSE Corp (b)	25,036	3,256,933
		20,924,923
Construction & Engineering - 4.2%
Comfort Systems USA Inc	17,900	8,560,317
Construction Partners Inc Class A (a)	102,700	10,751,663
EMCOR Group Inc	18,100	8,540,666
Fluor Corp (a)	77,700	3,230,766
Quanta Services Inc	5,500	1,884,080
Sterling Infrastructure Inc (a)	7,556	1,420,604
		34,388,096
Electrical Equipment - 1.4%
GE Vernova Inc	2,400	1,135,152
nVent Electric PLC	61,000	4,013,800
Vertiv Holdings Co Class A	54,000	5,828,220
		10,977,172
Ground Transportation - 1.9%
Old Dominion Freight Line Inc	53,000	8,489,010
XPO Inc (a)	60,900	6,932,247
		15,421,257
Machinery - 0.5%
RBC Bearings Inc (a)	900	329,283
Westinghouse Air Brake Technologies Corp	18,000	3,641,760
		3,971,043
Professional Services - 0.2%
Verisk Analytics Inc	6,400	2,010,495
Trading Companies & Distributors - 4.8%
Core & Main Inc Class A (a)(b)	98,300	5,387,823
Fastenal Co	268,200	11,087,388
United Rentals Inc	10,300	7,296,314
WW Grainger Inc	14,300	15,552,108
		39,323,633
TOTAL INDUSTRIALS		213,914,450

Information Technology - 26.1%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	45,178	4,062,858
Coherent Corp (a)	88,400	6,685,692
OSI Systems Inc (a)	12,100	2,651,231
Vontier Corp	123,400	4,411,550
		17,811,331
IT Services - 3.7%
Cloudflare Inc Class A (a)	74,000	12,275,860
Gartner Inc (a)	20,300	8,859,326
GoDaddy Inc Class A (a)	45,800	8,342,470
		29,477,656
Semiconductors & Semiconductor Equipment - 1.2%
Entegris Inc (b)	16,100	1,106,714
Monolithic Power Systems Inc	11,500	7,611,850
Onto Innovation Inc (a)	15,600	1,434,264
		10,152,828
Software - 18.3%
Appfolio Inc Class A (a)	11,000	2,322,870
AppLovin Corp Class A (a)	72,700	28,571,100
Cadence Design Systems Inc (a)	9,100	2,612,337
Datadog Inc Class A (a)	80,200	9,453,976
Fair Isaac Corp (a)	8,700	15,018,636
Guidewire Software Inc (a)	8,600	1,849,172
HubSpot Inc (a)	13,500	7,963,650
Manhattan Associates Inc (a)	5,600	1,057,168
MicroStrategy Inc Class A (a)(b)	2,600	959,556
Monday.com Ltd (a)	9,900	2,945,151
Onestream Inc Class A	400	11,224
Palantir Technologies Inc Class A (a)	519,800	68,499,244
Synopsys Inc (a)	5,100	2,366,298
Tyler Technologies Inc (a)	7,600	4,385,124
		148,015,506
Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc Class A (a)	15,200	814,568
Super Micro Computer Inc (a)(b)	120,300	4,814,406
		5,628,974
TOTAL INFORMATION TECHNOLOGY		211,086,295

Materials - 2.0%
Construction Materials - 1.5%
CRH PLC	45,713	4,167,197
Vulcan Materials Co	31,200	8,270,184
		12,437,381
Metals & Mining - 0.3%
Carpenter Technology Corp	8,700	2,044,500
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	20,500	1,846,435
TOTAL MATERIALS		16,328,316

Real Estate - 1.4%
Health Care REITs - 0.6%
Welltower Inc	35,500	5,476,940
Specialized REITs - 0.8%
Iron Mountain Inc	62,516	6,170,954
TOTAL REAL ESTATE		11,647,894

Utilities - 1.6%
Electric Utilities - 0.4%
NRG Energy Inc	24,500	3,819,550
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	59,300	9,521,801
TOTAL UTILITIES		13,341,351

TOTAL UNITED STATES		777,289,009
TOTAL COMMON STOCKS (Cost $648,407,426)		807,466,095

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	8,139,587	8,141,215
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	12,911,976	12,913,267
TOTAL MONEY MARKET FUNDS (Cost $21,054,482)			21,054,482

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $669,461,908)	828,520,577
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(15,707,819)
NET ASSETS - 100.0%	812,812,758

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,078,093	284,704,549	278,641,427	293,142	-	-	8,141,215	8,139,587	0.0%
Fidelity Securities Lending Cash Central Fund	3,694,450	86,932,968	77,714,151	3,087	-	-	12,913,267	12,911,976	0.0%
Total	5,772,543	371,637,517	356,355,578	296,229	-	-	21,054,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,426,537	33,426,537	-	-
Consumer Discretionary	95,831,119	95,831,119	-	-
Consumer Staples	18,908,448	18,908,448	-	-
Energy	22,903,405	22,903,405	-	-
Financials	103,743,322	103,743,322	-	-
Health Care	58,079,573	58,079,573	-	-
Industrials	213,914,450	213,914,450	-	-
Information Technology	219,341,680	219,341,680	-	-
Materials	16,328,316	16,328,316	-	-
Real Estate	11,647,894	11,647,894	-	-
Utilities	13,341,351	13,341,351	-	-

Money Market Funds	21,054,482	21,054,482	-	-
Total Investments in Securities:	828,520,577	828,520,577	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,244,500) - See accompanying schedule:
Unaffiliated issuers (cost $648,407,426)	$807,466,095
Fidelity Central Funds (cost $21,054,482)	21,054,482

Total Investment in Securities (cost $669,461,908)		$828,520,577
Receivable for fund shares sold		1,012,960
Dividends receivable		165,068
Distributions receivable from Fidelity Central Funds		34,199
Other receivables		5,835
Total assets		829,738,639
Liabilities
Payable for investments purchased	$3,040,305
Payable for fund shares redeemed	680,328
Accrued management fee	291,981
Collateral on securities loaned	12,913,267
Total liabilities		16,925,881
Net Assets		$812,812,758
Net Assets consist of:
Paid in capital		$658,691,197
Total accumulated earnings (loss)		154,121,561
Net Assets		$812,812,758
Net Asset Value, offering price and redemption price per share ($812,812,758 ÷ 42,287,602 shares)		$19.22
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$1,382,137
Income from Fidelity Central Funds (including $3,087 from security lending)		296,229
Total income		1,678,366
Expenses
Management fee	$1,515,359
Independent trustees' fees and expenses	1,261
Total expenses before reductions	1,516,620
Expense reductions	(85)
Total expenses after reductions		1,516,535
Net Investment income (loss)		161,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,211,640)
Foreign currency transactions	(100)
Total net realized gain (loss)		(4,211,740)
Change in net unrealized appreciation (depreciation) on investment securities		11,364,907
Net gain (loss)		7,153,167
Net increase (decrease) in net assets resulting from operations		$7,314,998
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,831	$783,869
Net realized gain (loss)	(4,211,740)	28,258,409
Change in net unrealized appreciation (depreciation)	11,364,907	102,334,556
Net increase (decrease) in net assets resulting from operations	7,314,998	131,376,834
Distributions to shareholders	(29,455,968)	(2,301,548)

Share transactions
Proceeds from sales of shares	351,117,532	332,222,738
Reinvestment of distributions	29,455,968	2,301,548
Cost of shares redeemed	(99,314,902)	(67,622,950)

Net increase (decrease) in net assets resulting from share transactions	281,258,598	266,901,336
Total increase (decrease) in net assets	259,117,628	395,976,622

Net Assets
Beginning of period	553,695,130	157,718,508
End of period	$812,812,758	$553,695,130

Other Information
Shares
Sold	19,211,644	19,779,769
Issued in reinvestment of distributions	1,587,923	153,539
Redeemed	(5,525,619)	(3,991,066)
Net increase (decrease)	15,273,948	15,942,242

Financial Highlights
Fidelity® Growth Strategies K6 Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.50	$14.25	$13.32	$20.90	$17.06	$13.69
Income from Investment Operations
Net investment income (loss) A,B	- C	.04	.06 D	.03	(.01)	.04 E
Net realized and unrealized gain (loss)	(.22) F	6.41	.90	(3.21)	4.29	3.40
Total from investment operations	(.22)	6.45	.96	(3.18)	4.28	3.44
Distributions from net investment income	(.03)	(.05)	(.03)	-	(.02)	(.07)
Distributions from net realized gain	(1.03)	(.16)	-	(4.40)	(.42)	-
Total distributions	(1.06)	(.20) G	(.03)	(4.40)	(.44)	(.07)
Net asset value, end of period	$19.22	$20.50	$14.25	$13.32	$20.90	$17.06
Total Return H,I	(.90) %	45.82%	7.27%	(19.67)%	25.64%	25.24%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.45% L	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % L	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% L	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.05% L	.25%	.42% D	.22%	(.06)%	.25% E
Supplemental Data
Net assets, end of period (000 omitted)	$812,813	$553,695	$157,719	$131,329	$157,368	$182,192
Portfolio turnover rate M	36 % L	95% N	86% N	78% N	51%	73%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.
FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$189,629,595
Gross unrealized depreciation	(33,564,355)
Net unrealized appreciation (depreciation)	$156,065,240
Tax cost	$672,455,337

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	370,896,144	120,092,925

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	4,098,321	67,007,543
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies K6 Fund	3,665

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	38,221,044	4,385,870	(1,153,824)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies K6 Fund	318	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies K6 Fund	2,858,417
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $85.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total mapped group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9883994.108
FEGK6-SANN-0725
Fidelity® Equity Growth K6 Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Growth K6 Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (a)	8,985	258,408
Pharmaceuticals - 0.5%
UCB SA	6,530	1,185,577
TOTAL BELGIUM		1,443,985
BRAZIL - 1.6%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (a)	1,224	3,137,467
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	73,194	668,261
TOTAL BRAZIL		3,805,728
CANADA - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Shopify Inc Class A (United States) (a)	26,437	2,834,575
CHINA - 2.1%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	42,259	2,664,120
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BYD Co Ltd H Shares	45,571	2,264,789
TOTAL CHINA		4,928,909
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	3,154	254,006
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	8,928	855,392
ISRAEL - 1.0%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (a)(b)	10,294	0
Gamida Cell Ltd warrants 4/21/2028 (a)(b)	501	0
		0
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (a)	63,365	1,063,265
TOTAL HEALTH CARE		1,063,265

Information Technology - 0.5%
IT Services - 0.5%
Wix.com Ltd (a)	8,060	1,200,537
TOTAL ISRAEL		2,263,802
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	18,461	965,169
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	8,073	976,689
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,212	5,260,624
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	2,396	494,891
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (a)	1,921	70,309
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC ADR	13,547	730,454
TOTAL UNITED KINGDOM		1,295,654
UNITED STATES - 85.3%
Communication Services - 8.8%
Entertainment - 1.8%
Live Nation Entertainment Inc (a)	12,888	1,768,104
ROBLOX Corp Class A (a)	28,869	2,511,026
		4,279,130
Interactive Media & Services - 7.0%
Alphabet Inc Class A	63,864	10,968,004
Meta Platforms Inc Class A	7,976	5,164,380
		16,132,384
TOTAL COMMUNICATION SERVICES		20,411,514

Consumer Discretionary - 15.0%
Broadline Retail - 10.3%
Amazon.com Inc (a)	115,665	23,712,482
Savers Value Village Inc (a)	25,917	259,688
		23,972,170
Diversified Consumer Services - 0.3%
Duolingo Inc Class A (a)	1,197	621,973
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (a)	21,634	2,790,786
Carnival Corp (a)	19,744	458,456
Kura Sushi USA Inc Class A (a)(c)	4,465	294,957
Starbucks Corp	9,784	821,367
		4,365,566
Household Durables - 0.5%
DR Horton Inc	4,094	483,338
TopBuild Corp (a)	2,262	639,897
		1,123,235
Specialty Retail - 2.0%
Floor & Decor Holdings Inc Class A (a)	5,350	383,541
Lowe's Cos Inc	19,224	4,339,434
		4,722,975
TOTAL CONSUMER DISCRETIONARY		34,805,919

Consumer Staples - 2.2%
Beverages - 1.2%
Coca-Cola Co/The	14,896	1,074,002
Constellation Brands Inc Class A	8,827	1,573,766
		2,647,768
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	35,364	2,367,266
TOTAL CONSUMER STAPLES		5,015,034

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	9,110	2,158,979
Range Resources Corp	31,503	1,198,374
		3,357,353
Financials - 11.1%
Banks - 0.4%
Huntington Bancshares Inc/OH	28,430	444,361
M&T Bank Corp	2,396	437,605
		881,966
Capital Markets - 1.6%
Evercore Inc Class A	2,676	619,467
Intercontinental Exchange Inc	14,262	2,564,308
Morgan Stanley	4,615	590,858
		3,774,633
Consumer Finance - 0.9%
Capital One Financial Corp	11,351	2,147,042
Financial Services - 6.3%
Mastercard Inc Class A	10,689	6,259,478
Rocket Cos Inc Class A (c)	48,816	622,404
Toast Inc Class A (a)	46,431	1,958,460
Visa Inc Class A	16,099	5,879,194
		14,719,536
Insurance - 1.9%
Arthur J Gallagher & Co	12,562	4,364,541
TOTAL FINANCIALS		25,887,718

Health Care - 12.1%
Biotechnology - 3.8%
Alnylam Pharmaceuticals Inc (a)	8,475	2,581,146
Arcellx Inc (a)	1,047	64,977
Beam Therapeutics Inc (a)(c)	17,589	278,434
Biogen Inc (a)	4,793	622,083
Blueprint Medicines Corp (a)(c)	736	74,594
Cytokinetics Inc (a)	3,975	123,305
Exact Sciences Corp (a)	41,615	2,342,092
Gilead Sciences Inc	18,624	2,050,130
Hookipa Pharma Inc (a)	514	817
Janux Therapeutics Inc (a)	1,612	38,366
Krystal Biotech Inc (a)	424	53,407
Moderna Inc (a)	7,880	209,293
Seres Therapeutics Inc (a)	88	620
Synlogic Inc (a)	323	371
Vor BioPharma Inc (a)	4,167	833
XOMA Royalty Corp (a)	5,660	140,142
		8,580,610
Health Care Equipment & Supplies - 3.6%
Align Technology Inc (a)	6,126	1,108,438
Boston Scientific Corp (a)	57,559	6,058,661
Ceribell Inc	1,949	32,763
Glaukos Corp (a)	5,001	471,544
Penumbra Inc (a)	2,450	654,077
Pulmonx Corp (a)	4,548	15,463
RxSight Inc (a)	929	14,204
		8,355,150
Health Care Providers & Services - 0.8%
HealthEquity Inc (a)(c)	17,950	1,805,950
Health Care Technology - 0.3%
Veeva Systems Inc Class A (a)	2,883	806,375
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (a)(c)	9,571	91,212
Bio-Techne Corp	1,400	67,760
Codexis Inc (a)	24,059	55,336
MaxCyte Inc (United States) (a)	13,826	32,905
		247,213
Pharmaceuticals - 3.5%
Aclaris Therapeutics Inc (a)	1,046	1,527
Eli Lilly & Co	7,548	5,567,933
Royalty Pharma PLC Class A	78,671	2,586,702
Zevra Therapeutics Inc (a)(c)	12,203	104,336
		8,260,498
TOTAL HEALTH CARE		28,055,796

Industrials - 8.4%
Aerospace & Defense - 1.4%
GE Aerospace	13,467	3,311,670
Loar Holdings Inc (a)	94	8,183
		3,319,853
Building Products - 0.0%
Simpson Manufacturing Co Inc	556	86,569
Electrical Equipment - 1.5%
GE Vernova Inc	7,251	3,429,578
Ground Transportation - 0.3%
Uber Technologies Inc (a)	8,194	689,607
Machinery - 2.4%
Deere & Co	6,184	3,130,712
Ingersoll Rand Inc	13,240	1,080,914
Westinghouse Air Brake Technologies Corp	6,223	1,259,037
		5,470,663
Professional Services - 2.3%
Equifax Inc	14,875	3,929,826
KBR Inc	7,476	390,172
UL Solutions Inc Class A	14,411	1,030,387
		5,350,385
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	6,582	1,199,875
TOTAL INDUSTRIALS		19,546,530

Information Technology - 23.9%
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd (a)	21,532	910,804
Jabil Inc	5,742	964,713
		1,875,517
IT Services - 0.0%
Gartner Inc (a)	436	190,279
Semiconductors & Semiconductor Equipment - 10.6%
Astera Labs Inc (a)	315	28,577
NVIDIA Corp	176,277	23,820,312
SiTime Corp (a)	3,686	722,714
		24,571,603
Software - 8.6%
Appfolio Inc Class A (a)	447	94,393
CyberArk Software Ltd (a)	1,155	442,111
Docusign Inc (a)	9,729	862,087
HubSpot Inc (a)	3,839	2,264,626
Microsoft Corp	28,635	13,182,409
Monday.com Ltd (a)	4,525	1,346,142
Nutanix Inc Class A (a)	4,080	312,895
OpenAI Global LLC rights (a)(b)(d)	70,200	103,194
Palo Alto Networks Inc (a)	3,551	683,283
SailPoint Inc (c)	1,100	19,382
Zeta Global Holdings Corp Class A (a)	22,751	298,948
Zscaler Inc (a)	1,080	297,756
		19,907,226
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc	45,738	9,186,477
TOTAL INFORMATION TECHNOLOGY		55,731,102

Materials - 1.7%
Construction Materials - 0.5%
Eagle Materials Inc	376	76,031
Martin Marietta Materials Inc	1,865	1,021,181
		1,097,212
Containers & Packaging - 0.6%
International Paper Co	28,025	1,339,875
Metals & Mining - 0.6%
Carpenter Technology Corp	6,014	1,413,290
TOTAL MATERIALS		3,850,377

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group Inc Class A (a)	5,287	349,840
Zillow Group Inc Class C (a)	22,760	1,527,424
		1,877,264
TOTAL UNITED STATES		198,538,607
TOTAL COMMON STOCKS (Cost $203,599,957)		223,423,140

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(b)(d)	400	5,120
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (b)(d)	1,470	60,094
Anduril Industries Inc Series G (b)(d)	214	8,748
		68,842
Information Technology - 0.1%
IT Services - 0.1%
X.Ai Holdings Corp Series C (b)(d)	4,600	168,176
TOTAL UNITED STATES		242,138
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $145,395)		242,138

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	5,698,191	5,699,331
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	2,806,769	2,807,050
TOTAL MONEY MARKET FUNDS (Cost $8,506,381)			8,506,381

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $212,251,733)	232,171,659
NET OTHER ASSETS (LIABILITIES) - 0.2%	528,557
NET ASSETS - 100.0%	232,700,216

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $345,332 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	5,104

Anduril Industries Inc Series F	8/07/24	31,953

Anduril Industries Inc Series G	4/17/25	8,749

OpenAI Global LLC rights	9/30/24	70,200

X.Ai Holdings Corp Series C	11/22/24	99,590

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,705	97,471,430	94,417,804	105,262	-	-	5,699,331	5,698,191	0.0%
Fidelity Securities Lending Cash Central Fund	228,675	8,885,031	6,306,656	8,352	-	-	2,807,050	2,806,769	0.0%
Total	2,874,380	106,356,461	100,724,460	113,614	-	-	8,506,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	23,075,634	20,411,514	2,664,120	-
Consumer Discretionary	40,703,066	38,438,277	2,264,789	-
Consumer Staples	5,015,034	5,015,034	-	-
Energy	3,357,353	3,357,353	-	-
Financials	25,887,718	25,887,718	-	-
Health Care	32,707,922	31,488,747	1,219,175	-
Industrials	20,276,984	20,276,984	-	-
Information Technology	66,003,527	65,900,333	-	103,194
Materials	4,518,638	4,518,638	-	-
Real Estate	1,877,264	1,877,264	-	-

Convertible Preferred Stocks
Financials	5,120	-	-	5,120
Industrials	68,842	-	-	68,842
Information Technology	168,176	-	-	168,176

Money Market Funds	8,506,381	8,506,381	-	-
Total Investments in Securities:	232,171,659	225,678,243	6,148,084	345,332
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,717,691) - See accompanying schedule:
Unaffiliated issuers (cost $203,745,352)	$223,665,278
Fidelity Central Funds (cost $8,506,381)	8,506,381

Total Investment in Securities (cost $212,251,733)		$232,171,659
Foreign currency held at value (cost $24,278)		24,278
Receivable for fund shares sold		3,419,683
Dividends receivable		118,471
Distributions receivable from Fidelity Central Funds		25,990
Prepaid expenses		11
Receivable from investment adviser for expense reductions		5,470
Other receivables		2,497
Total assets		235,768,059
Liabilities
Payable for fund shares redeemed	$145,732
Accrued management fee	83,630
Other payables and accrued expenses	31,431
Collateral on securities loaned	2,807,050
Total liabilities		3,067,843
Net Assets		$232,700,216
Net Assets consist of:
Paid in capital		$216,535,086
Total accumulated earnings (loss)		16,165,130
Net Assets		$232,700,216
Net Asset Value, offering price and redemption price per share ($232,700,216 ÷ 16,166,840 shares)		$14.39
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$601,915
Income from Fidelity Central Funds (including $8,352 from security lending)		113,614
Total income		715,529
Expenses
Management fee	$438,832
Custodian fees and expenses	10,678
Independent trustees' fees and expenses	364
Registration fees	11,555
Audit fees	44,176
Legal	514
Miscellaneous	329
Total expenses before reductions	506,448
Expense reductions	(68,170)
Total expenses after reductions		438,278
Net Investment income (loss)		277,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,585,769)
Foreign currency transactions	(2,834)
Total net realized gain (loss)		(3,588,603)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,453,429
Assets and liabilities in foreign currencies	29
Total change in net unrealized appreciation (depreciation)		1,453,458
Net gain (loss)		(2,135,145)
Net increase (decrease) in net assets resulting from operations		$(1,857,894)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$277,251	$73,985
Net realized gain (loss)	(3,588,603)	2,048,106
Change in net unrealized appreciation (depreciation)	1,453,458	18,400,318
Net increase (decrease) in net assets resulting from operations	(1,857,894)	20,522,409
Distributions to shareholders	(2,560,425)	(2,423)

Share transactions
Proceeds from sales of shares	100,720,182	145,123,148
Reinvestment of distributions	2,560,425	2,423
Cost of shares redeemed	(20,483,889)	(13,470,800)

Net increase (decrease) in net assets resulting from share transactions	82,796,718	131,654,771
Total increase (decrease) in net assets	78,378,399	152,174,757

Net Assets
Beginning of period	154,321,817	2,147,060
End of period	$232,700,216	$154,321,817

Other Information
Shares
Sold	7,021,718	11,222,608
Issued in reinvestment of distributions	173,588	217
Redeemed	(1,461,335)	(991,702)
Net increase (decrease)	5,733,971	10,231,123

Financial Highlights
Fidelity® Equity Growth K6 Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$14.79	$10.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01	.01
Net realized and unrealized gain (loss)	(.20)	4.15	.63
Total from investment operations	(.18)	4.16	.64
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.20)	-	-
Total distributions	(.22)	(.01)	-
Net asset value, end of period	$14.39	$14.79	$10.64
Total Return D,E	(1.29) %	39.15%	6.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.52% H	.60%	6.77% H,I
Expenses net of fee waivers, if any	.45 % H	.45%	.45% H,I
Expenses net of all reductions, if any	.45% H	.45%	.45% H,I
Net investment income (loss)	.28% H	.10%	.44% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$232,700	$154,322	$2,147
Portfolio turnover rate J	59 % H	76% K	14% L

AFor the period August 24, 2023 (commencement of operations) through November 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Equity Growth K6 Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,717,180
Gross unrealized depreciation	(8,882,575)
Net unrealized appreciation (depreciation)	$18,834,605
Tax cost	$213,337,054

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Growth K6 Fund	130,544,851	55,077,352

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity Growth K6 Fund	4,780,203	61,811,382
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Growth K6 Fund	766

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Growth K6 Fund	4,268,670	2,374,199	(86,071)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity Growth K6 Fund	138
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Growth K6 Fund	944	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .45% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $68,118.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $52.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Growth K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% through March 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9909901.101
EGK-SANN-0725
Fidelity® New Millennium Fund®

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Millennium Fund®
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	405,300	3,700,389
CANADA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States) (a)	248,000	29,261,520
Franco-Nevada Corp (United States)	51,900	8,760,720

TOTAL CANADA		38,022,240
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	367,500	2,846,595
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	107,600	10,309,156
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	85,000	25,743,100
TOTAL GERMANY		36,052,256
ITALY - 1.1%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	316,800	39,010,610
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	206,600	13,286,868
TOTAL ITALY		52,297,478
NETHERLANDS - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	23,000	13,184,980
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	54,476	10,411,998
TOTAL NETHERLANDS		23,596,978
SPAIN - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	224,200	12,146,098
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	125,400	24,242,328
UNITED KINGDOM - 1.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)(b)	84,800	21,417,152
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	438,886	13,671,299
Financials - 0.6%
Capital Markets - 0.6%
London Stock Exchange Group PLC	167,562	25,495,714
TOTAL UNITED KINGDOM		60,584,165
UNITED STATES - 93.9%
Communication Services - 9.8%
Entertainment - 3.6%
Netflix Inc (b)	59,700	72,071,631
Spotify Technology SA (b)	53,500	35,584,990
Take-Two Interactive Software Inc (b)	92,600	20,953,528
TKO Group Holdings Inc Class A	99,700	15,733,657
Walt Disney Co/The	253,500	28,655,640
		172,999,446
Interactive Media & Services - 6.2%
Alphabet Inc Class A	858,000	147,352,920
Meta Platforms Inc Class A	225,500	146,008,995
Reddit Inc Class A (b)	77,100	8,662,185
		302,024,100
TOTAL COMMUNICATION SERVICES		475,023,546

Consumer Discretionary - 10.2%
Broadline Retail - 4.1%
Amazon.com Inc (b)	978,500	200,602,286
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc	6,500	35,873,045
Chipotle Mexican Grill Inc (b)	292,200	14,633,376
Hilton Worldwide Holdings Inc	99,000	24,595,560
Royal Caribbean Cruises Ltd	72,600	18,656,022
		93,758,003
Household Durables - 1.0%
Lennar Corp Class A	76,800	8,146,944
NVR Inc (b)	2,110	15,014,612
Somnigroup International Inc	377,000	24,527,620
		47,689,176
Specialty Retail - 2.5%
Dick's Sporting Goods Inc	97,100	17,413,914
Group 1 Automotive Inc	24,000	10,174,080
Lowe's Cos Inc	218,300	49,276,859
TJX Cos Inc/The	344,686	43,740,653
		120,605,506
Textiles, Apparel & Luxury Goods - 0.7%
NIKE Inc Class B	194,800	11,802,932
Ralph Lauren Corp Class A	73,300	20,290,173
		32,093,105
TOTAL CONSUMER DISCRETIONARY		494,748,076

Consumer Staples - 4.9%
Beverages - 0.7%
Keurig Dr Pepper Inc	948,000	31,919,160
Consumer Staples Distribution & Retail - 3.3%
Albertsons Cos Inc Class A	914,000	20,318,220
BJ's Wholesale Club Holdings Inc (b)	311,200	35,230,952
Dollar Tree Inc (b)	74,000	6,679,240
Performance Food Group Co (b)	421,000	37,704,760
Walmart Inc	615,900	60,801,648
		160,734,820
Tobacco - 0.9%
Philip Morris International Inc	243,100	43,901,429
TOTAL CONSUMER STAPLES		236,555,409

Energy - 3.0%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	727,500	26,953,875
Kodiak Gas Services Inc	310,200	10,953,162
		37,907,037
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (b)	364,400	13,646,780
Cheniere Energy Inc	106,526	25,245,597
Exxon Mobil Corp	524,300	53,635,890
Shell PLC ADR	232,900	15,422,638
		107,950,905
TOTAL ENERGY		145,857,942

Financials - 12.5%
Banks - 4.1%
Bank of America Corp	965,200	42,594,276
First Citizens BancShares Inc/NC Class A	8,200	15,160,816
JPMorgan Chase & Co	228,300	60,271,200
M&T Bank Corp	114,400	20,894,016
Wells Fargo & Co	738,268	55,207,681
		194,127,989
Capital Markets - 3.6%
Ares Management Corp Class A	49,800	8,241,900
Blue Owl Capital Inc Class A	790,600	14,768,408
Charles Schwab Corp/The	364,500	32,199,930
Goldman Sachs Group Inc/The	63,500	38,128,575
Houlihan Lokey Inc Class A	100,200	17,502,936
Moody's Corp	45,800	21,952,856
Morgan Stanley	248,800	31,853,864
Stifel Financial Corp	116,800	11,004,896
		175,653,365
Financial Services - 3.3%
Apollo Global Management Inc	138,200	18,061,358
Block Inc Class A (b)	129,700	8,008,975
Fiserv Inc (b)	175,801	28,618,645
Visa Inc Class A	290,800	106,197,252
		160,886,230
Insurance - 1.5%
Chubb Ltd	144,209	42,858,915
Marsh & McLennan Cos Inc	125,800	29,394,428
		72,253,343
TOTAL FINANCIALS		602,920,927

Health Care - 7.9%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (b)	55,100	16,781,256
Gilead Sciences Inc	333,900	36,755,712
		53,536,968
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp (b)	546,068	57,479,118
Glaukos Corp (b)	56,900	5,365,101
Insulet Corp (b)	69,300	22,524,579
Intuitive Surgical Inc (b)	41,900	23,143,046
Stryker Corp	96,000	36,733,440
		145,245,284
Health Care Providers & Services - 1.0%
Cigna Group/The	49,000	15,515,360
UnitedHealth Group Inc	106,600	32,183,606
		47,698,966
Health Care Technology - 0.6%
Veeva Systems Inc Class A (b)	96,000	26,851,200
Life Sciences Tools & Services - 1.2%
Danaher Corp	170,700	32,415,930
Thermo Fisher Scientific Inc	66,900	26,948,658
		59,364,588
Pharmaceuticals - 1.0%
Eli Lilly & Co	65,700	48,464,919
TOTAL HEALTH CARE		381,161,925

Industrials - 11.9%
Aerospace & Defense - 5.5%
Boeing Co (b)	172,860	35,837,335
GE Aerospace	192,712	47,389,808
General Dynamics Corp	56,400	15,706,836
Howmet Aerospace Inc	180,600	30,682,134
Space Exploration Technologies Corp (b)(c)(d)	587,191	108,630,335
TransDigm Group Inc	17,300	25,403,839
		263,650,287
Building Products - 0.7%
Trane Technologies PLC	74,100	31,883,007
Construction & Engineering - 0.9%
Comfort Systems USA Inc	29,900	14,299,077
Quanta Services Inc	86,500	29,631,440
		43,930,517
Electrical Equipment - 1.5%
Eaton Corp PLC	89,300	28,593,860
GE Vernova Inc	92,903	43,941,261
		72,535,121
Machinery - 2.4%
Allison Transmission Holdings Inc	223,600	23,147,072
Deere & Co	69,000	34,931,940
Parker-Hannifin Corp	32,100	21,336,870
Westinghouse Air Brake Technologies Corp	186,600	37,752,912
		117,168,794
Professional Services - 0.4%
Paycom Software Inc	77,900	20,183,111
Trading Companies & Distributors - 0.5%
United Rentals Inc	34,600	24,509,948
TOTAL INDUSTRIALS		573,860,785

Information Technology - 27.5%
Communications Equipment - 1.6%
Arista Networks Inc	353,900	30,661,896
Cisco Systems Inc	771,700	48,647,968
		79,309,864
Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd (b)	490,162	20,733,853
IT Services - 0.5%
CoreWeave Inc Class A (e)	223,240	24,848,844
CoreWeave Inc Class A (d)(e)	14,492	1,619,661
		26,468,505
Semiconductors & Semiconductor Equipment - 9.6%
Broadcom Inc	388,000	93,923,160
Marvell Technology Inc	159,791	9,617,820
Micron Technology Inc	221,400	20,913,444
NVIDIA Corp	2,488,900	336,325,057
		460,779,481
Software - 10.2%
Applied Intuition Inc Class A (c)(d)	18,639	2,542,173
Autodesk Inc (b)	115,800	34,290,696
Docusign Inc (b)	90,900	8,054,649
Fair Isaac Corp (b)	8,000	13,810,240
Intuit Inc	15,000	11,302,050
Microsoft Corp	744,500	342,738,020
Monday.com Ltd (b)	77,700	23,114,973
Oracle Corp	117,000	19,367,010
Palo Alto Networks Inc (b)	170,800	32,865,336
		488,085,147
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	1,259,100	252,890,235
TOTAL INFORMATION TECHNOLOGY		1,328,267,085

Materials - 2.2%
Chemicals - 1.7%
CF Industries Holdings Inc	138,900	12,599,619
Corteva Inc	213,500	15,115,800
Linde PLC	71,600	33,478,728
Sherwin-Williams Co/The	65,100	23,358,531
		84,552,678
Construction Materials - 0.3%
Martin Marietta Materials Inc	23,800	13,031,690
Metals & Mining - 0.2%
Freeport-McMoRan Inc	306,089	11,778,305
TOTAL MATERIALS		109,362,673

Real Estate - 3.3%
Health Care REITs - 0.5%
Ventas Inc	374,300	24,060,004
Industrial REITs - 0.3%
Terreno Realty Corp	257,400	14,522,508
Real Estate Management & Development - 1.3%
CBRE Group Inc Class A (b)	299,600	37,455,992
Zillow Group Inc Class C (b)	330,400	22,173,144
		59,629,136
Residential REITs - 0.2%
Equity Residential	171,200	12,007,968
Specialized REITs - 1.0%
American Tower Corp	109,700	23,547,105
Public Storage Operating Co	79,800	24,611,118
		48,158,223
TOTAL REAL ESTATE		158,377,839

Utilities - 0.7%
Electric Utilities - 0.5%
Constellation Energy Corp	51,100	15,644,265
Exelon Corp	250,200	10,963,764
		26,608,029
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	72,100	11,577,096
TOTAL UTILITIES		38,185,125

TOTAL UNITED STATES		4,544,321,332
TOTAL COMMON STOCKS (Cost $3,008,336,796)		4,797,809,859

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
National Resilience Inc Series B (b)(c)(d)	243,347	5,056,751
Industrials - 0.2%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d)	31,400	1,283,632
Construction & Engineering - 0.2%
Beta Technologies Inc Series B, 6% (b)(c)(d)	49,853	5,656,321
Beta Technologies Inc Series C, 6% (c)(d)	7,000	682,150
		6,338,471
TOTAL INDUSTRIALS		7,622,103

Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (c)(d)	24,262	3,309,094
Applied Intuition Inc Series B2 (c)(d)	11,699	1,595,627
		4,904,721
TOTAL UNITED STATES		17,583,575
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,699,152)		17,583,575

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	24,504,791	24,509,692
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	32,774,909	32,778,187
TOTAL MONEY MARKET FUNDS (Cost $57,287,879)			57,287,879

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,078,323,827)	4,872,681,313
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(34,422,003)
NET ASSETS - 100.0%	4,838,259,310

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,756,083 or 2.7% of net assets.

(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $26,468,505 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	1,283,720

Applied Intuition Inc Class A	7/02/24	1,112,653

Applied Intuition Inc Series A2	7/02/24	1,448,318

Applied Intuition Inc Series B2	7/02/24	698,371

Beta Technologies Inc Series B, 6%	4/04/22	5,143,334

Beta Technologies Inc Series C, 6%	10/24/24	801,290

National Resilience Inc Series B	12/01/20	3,324,120

Space Exploration Technologies Corp	4/08/16 - 9/11/17	5,998,289

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,954,711	307,695,331	312,140,350	678,340	-	-	24,509,692	24,504,791	0.0%
Fidelity Securities Lending Cash Central Fund	16,467,496	97,078,244	80,767,553	8,825	-	-	32,778,187	32,774,909	0.1%
Total	45,422,207	404,773,575	392,907,903	687,165	-	-	57,287,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	475,023,546	475,023,546	-	-
Consumer Discretionary	567,321,936	555,175,838	12,146,098	-
Consumer Staples	236,555,409	236,555,409	-	-
Energy	159,529,241	159,529,241	-	-
Financials	628,416,641	602,920,927	25,495,714	-
Health Care	404,656,061	404,656,061	-	-
Industrials	587,147,653	465,230,450	13,286,868	108,630,335
Information Technology	1,388,664,511	1,384,502,677	-	4,161,834
Materials	153,931,897	153,931,897	-	-
Real Estate	158,377,839	158,377,839	-	-
Utilities	38,185,125	38,185,125	-	-

Convertible Preferred Stocks
Health Care	5,056,751	-	-	5,056,751
Industrials	7,622,103	-	-	7,622,103
Information Technology	4,904,721	-	-	4,904,721

Money Market Funds	57,287,879	57,287,879	-	-
Total Investments in Securities:	4,872,681,313	4,691,376,889	50,928,680	130,375,744
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Common Stocks	81,103,216	2,416,706	48,007,989	-	(18,735,742)	-	-	-	112,792,169	44,140,356
Convertible Preferred Stocks	25,991,027	-	(9,691,172)	1,283,720	-	-	-	-	17,583,575	(1,654,559)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,022,526) - See accompanying schedule:
Unaffiliated issuers (cost $3,021,035,948)	$4,815,393,434
Fidelity Central Funds (cost $57,287,879)	57,287,879

Total Investment in Securities (cost $3,078,323,827)		$4,872,681,313
Foreign currency held at value (cost $208,302)		216,873
Receivable for fund shares sold		1,486,000
Dividends receivable		3,203,353
Distributions receivable from Fidelity Central Funds		111,607
Prepaid expenses		758
Other receivables		81,379
Total assets		4,877,781,283
Liabilities
Payable for fund shares redeemed	$3,570,948
Accrued management fee	3,132,878
Other payables and accrued expenses	39,960
Collateral on securities loaned	32,778,187
Total liabilities		39,521,973
Net Assets		$4,838,259,310
Net Assets consist of:
Paid in capital		$2,954,876,759
Total accumulated earnings (loss)		1,883,382,551
Net Assets		$4,838,259,310
Net Asset Value, offering price and redemption price per share ($4,838,259,310 ÷ 80,745,212 shares)		$59.92
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$22,424,923
Income from Fidelity Central Funds (including $8,825 from security lending)		687,165
Total income		23,112,088
Expenses
Management fee
Basic fee	$15,173,825
Performance adjustment	3,648,571
Custodian fees and expenses	19,039
Independent trustees' fees and expenses	10,408
Registration fees	53,410
Audit fees	48,182
Legal	3,791
Miscellaneous	11,287
Total expenses before reductions	18,968,513
Expense reductions	(467)
Total expenses after reductions		18,968,046
Net Investment income (loss)		4,144,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	88,275,855
Foreign currency transactions	(37,240)
Total net realized gain (loss)		88,238,615
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(181,160,224)
Assets and liabilities in foreign currencies	40,689
Total change in net unrealized appreciation (depreciation)		(181,119,535)
Net gain (loss)		(92,880,920)
Net increase (decrease) in net assets resulting from operations		$(88,736,878)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,144,042	$8,096,384
Net realized gain (loss)	88,238,615	352,441,785
Change in net unrealized appreciation (depreciation)	(181,119,535)	1,108,986,024
Net increase (decrease) in net assets resulting from operations	(88,736,878)	1,469,524,193
Distributions to shareholders	(175,010,312)	(144,345,357)

Share transactions
Proceeds from sales of shares	389,252,396	1,566,852,012
Reinvestment of distributions	160,933,866	134,886,480
Cost of shares redeemed	(530,247,836)	(1,599,799,158)

Net increase (decrease) in net assets resulting from share transactions	19,938,426	101,939,334
Total increase (decrease) in net assets	(243,808,764)	1,427,118,170

Net Assets
Beginning of period	5,082,068,074	3,654,949,904
End of period	$4,838,259,310	$5,082,068,074

Other Information
Shares
Sold	6,514,410	28,341,836
Issued in reinvestment of distributions	2,645,198	2,822,483
Redeemed	(9,125,396)	(27,668,208)
Net increase (decrease)	34,212	3,496,111

Financial Highlights
Fidelity® New Millennium Fund®

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$62.97	$47.33	$42.93	$42.94	$37.77	$38.43
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.17	.75	.62	.54
Net realized and unrealized gain (loss)	(.94)	17.40	5.81	2.77	7.70	.45
Total from investment operations	(.89)	17.49	5.98	3.52	8.32	.99
Distributions from net investment income	(.12)	(.14)	(.64)	(.85)	(.58)	(.36)
Distributions from net realized gain	(2.04)	(1.71)	(.94)	(2.68)	(2.56)	(1.29)
Total distributions	(2.16)	(1.85)	(1.58)	(3.53)	(3.15) C	(1.65)
Net asset value, end of period	$59.92	$62.97	$47.33	$42.93	$42.94	$37.77
Total Return D,E	(1.46) %	38.19%	14.66%	8.45%	23.56%	2.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.78%	.87%	.54%	.49%	.46%
Expenses net of fee waivers, if any	.78 % H	.77%	.86%	.54%	.48%	.46%
Expenses net of all reductions, if any	.78% H	.77%	.86%	.54%	.48%	.45%
Net investment income (loss)	.17% H	.17%	.40%	1.83%	1.46%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$4,838,259	$5,082,068	$3,654,950	$2,580,076	$2,629,756	$2,330,800
Portfolio turnover rate I	32 % H	44% J	59% J	12%	19%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$112,792,169	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	31.4	Increase
			Enterprise value/Revenue multiple (EV/R)	20.2	Increase
		Black scholes	Volatility	50.0%	Increase
Convertible Preferred Stocks	$17,583,575	Market comparable	Enterprise value/Revenue multiple (EV/R)	12.0 - 20.2 / 15.9	Increase
		Market approach	Discount rate	50.0%	Decrease
			Transaction price	$60.73	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,843,300,210
Gross unrealized depreciation	(49,476,072)
Net unrealized appreciation (depreciation)	$1,793,824,138
Tax cost	$3,078,857,175

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	787,022,239	930,771,865

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity New Millennium Fund	4,444,072	141,461,394	266,111,018
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Millennium Fund	.67

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Millennium Fund	.62

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity New Millennium Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .15%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity New Millennium Fund	17,866

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	22,657,608	43,736,669	(4,202,240)

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Millennium Fund	3,926
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Millennium Fund	969	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $467.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Millennium Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704547.127
NMF-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025